UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 002-58043
Pre-Effective Amendment No.□
Post-Effective Amendment No. 60☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-03330
Amendment No. 87☑
(Check appropriate box or boxes.)
Nationwide Variable Account

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Soloist®
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 33. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	Aberdeen
•	American Century
•	American Century Variable Portfolios, Inc.
•	Delaware
•	Dreyfus
•	Federated
•	Fidelity
•	Fidelity Variable Insurance Products Fund
•	Franklin Mutual Series Fund, Inc.
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Janus
•	Lazard
•	MFS®
•	Nationwide
•	Nationwide Variable Insurance Trust
•	Neuberger Berman
•	Oppenheimer
•	Oppenheimer Variable Account Funds
•	Templeton
•	Virtus

•	Wells Fargo Advantage Funds
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
Purchase payments not invested in the Sub-Accounts may be allocated to the Fixed Account.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a Simple Plan and rollovers or transfers from another Simple IRA.

Simple Plan – The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers. In a Simple Plan, each employee may choose whether to have the Small Employer make payments as contributions under the Simple Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a Simple Plan must make either matching contributions or non-elective contributions. All contributions under a Simple Plan are made to Simple IRAs.
Small Employer – An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Two-Year Period – The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee's Simple IRA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") for contracts issued on or after January 1,1993 (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum CDSC for contracts issued prior to January 1, 1993	5% [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Variable Account Annual Expenses for contracts issued on or after January 1, 1993
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%
Variable Account Annual Expenses for contracts issued prior to January 1, 1993
Mortality and Expense Risk Charge	1.30%

[1]	Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without a CDSC. The CDSC is waived:
•	for first year withdrawals of up to 10% of purchase payments for IRAs; or
•	for any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on withdrawals from contracts issued to fund Qualified Plans.
As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.
[2]	After the first year from the date of any purchase payment, the Contract Owner may withdraw 5% of that purchase payment without a CDSC.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The Contract Maintenance Charge is deducted annually from all contracts on each Contract Anniversary and upon a full surrender of the contract.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account. They are charged on a daily basis at the annualized rate noted above.

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.51%	1.58%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.58%)	$934	$1,418	$1,926	$3,600	*	$1,018	$1,726	$3,600	$334	$1,018	$1,726	$3,600
Minimum Total Underlying Mutual Fund Operating Expenses (0.51%)	$822	$1,083	$1,371	$2,515	*	$ 683	$1,171	$2,515	$222	$ 683	$1,171	$2,515
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years
Synopsis of the Contracts
The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts. Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. All contracts issued on or after January 1, 1993 were issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.
Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing non-qualified annuities or Individual Retirement Annuities. Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders. Such account holders will be the Annuitant under these contracts. Annuity payments under the contracts are deferred until a selected later date.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Mortality and Expense Risk Charge
For contracts issued on or after January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. For contracts issued before January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
For contracts issued on or after January 1, 1993, Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
Each year on the Contract Anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the Contract Value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations. Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be deducted proportionately from the Fixed Account and Variable Account in the same percentages as purchase payments are allocated at the time of the deduction.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments withdrawn.

As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges. Refer to Appendix B: Condensed Financial Information for Accumulation Unit value information.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on March 3, 1976 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide's General Account. The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. The Fixed Account may not be available in every state.
Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner's Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Charges and Deductions
Mortality and Expense Risk Charge
For contracts issued on or after January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the Daily Net Assets. For contracts issued before January 1, 1993, Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.30% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
For contracts issued on or after January 1, 1993, Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn (5% of purchase payments withdrawn for contracts issued prior to January 1, 1993). As required by federal law, no CDSC will be assessed to contracts issued under a Simple Plan. References throughout this prospectus to CDSC do not apply to contracts issued under Simple Plans.
For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
For contracts issued on or after January 1, 1993, the CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:

a)	for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or
b)	for any amount withdrawn from this contract in order to meet minimum distribution requirements for this contract under the Internal Revenue Code.
For contracts issued before January 1, 1993, Nationwide may deduct a CDSC equal to 5% of the lesser of the total of all purchase payments made within eight years of the date of the withdrawal request, or the amount withdrawn. In no event will any CDSC be charged against any amounts held under the contract for at least eight years. Certain partial withdrawals may be requested for which no CDSC will be assessed. For any purchase payments made, the Contract Owner (or Annuitant, if applicable) may, after the first year from the date of each purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously withdrawn free of charge).
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Waiver of Contingent Deferred Sales Charge
For contracts sold to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Internal Revenue Code, SEP IRAs sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:
•	the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));
•	the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));
•	the plan participant attains age 59½ and has participated in the contract for at least five years, as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant has participated in the contract for at least 15 years as determined from the Contract Anniversary immediately preceding the distribution;
•	the plan participant dies; or
•	the contract is annuitized after two years from the inception of the contract.
For Individual Retirement Accounts, Nationwide will waive the CDSC when:
•	the designated Annuitant dies; or
•	the contract is annuitized after two years from the inception of the contract.
No CDSC applies to transfers between or among the various investment options in the contract.
In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.
Contract Maintenance Charge
Each year on the Contract Anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the Contract Value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations. Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be deducted proportionately from the Fixed Account and Variable Account in the same percentages as purchase payments are allocated at the time of the deduction.

Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals, including CDSC-free withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay the Contract Maintenance Charge;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Ownership and Interests in the Contract
Contract Owner
All contract rights are exercised by the Annuitant. Throughout this prospectus, all discussions relating to the rights and capabilities of a Contract Owner under the contracts apply to the Annuitant.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

The Contract Owner may not name a new Annuitant without Nationwide's consent.
Although not the Contract Owner, the Annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Annuitant exercising the right of the Contract Owner may request to change the following:
•	Annuitant;
•	Contingent Annuitant;
•	beneficiary; or
•	contingent beneficiary.
The Annuitant must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Annuitant), whether or not the Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:

(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Normally, Nationwide will not restrict transfers from the Sub-Accounts to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account. Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 25% of the Contract Value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.

Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	a Contract Maintenance Charge
A CDSC may apply.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Withdrawals Under a Qualified Plan
The contract withdrawal provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts (if available):
•	Nationwide Money Market Fund: Prime Shares

to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging from the Fixed Account should first inquire as to whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge).
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Death Benefit
Death of Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
For contracts issued on or after May 1, 1998 (or a later date if required by state law):
•	If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of:
1)	the Contract Value; or
2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
For contracts issued before May 1, 1998 (or before state approval of the death benefit calculation described previously):

•	If the Annuitant dies prior to his or her 75th birthday and before the Annuitization Date, the death benefit will be the greater of:
1)	the Contract Value; or
2)	the total of all purchase payments, less any amounts withdrawn.
•	If the Annuitant dies on or after his or her 75th birthday and prior to the Annuitization Date, the death benefit will equal the Contract Value.
If the Annuitant dies after the Annuitization Date, payment will be determined according to the selected annuity payment option.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Qualified Plan, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.

Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date. Short-term trading fees do not apply to transfers made in anticipation of annuitization.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.30% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $500, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Financial Statements
Investment Company Act of 1940 Registration File No. 811-02716
Securities Act of 1933 Registration File No. 002-58043

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. Some of the underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. Others are publicly available underlying mutual funds. Regardless, there is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
Aberdeen Global Fixed Income Fund: Institutional Service Class
Investment Advisor:	Aberdeen Asset Management, Inc.
Investment Objective:	Seeks to maximize total investment return consistent with prudent investment management, consisting of a combination of interest income, currency gains and capital appreciation.
Designation: STTF
Aberdeen Small Cap Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Aberdeen Asset Management, Inc.
Investment Objective:	Capital growth.
Designation: STTF
Aberdeen U.S. Equity Fund: Institutional Service Class
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Maximum capital appreciation.
Designation: STTF
American Century Growth Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before August 31, 2011
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Income & Growth Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
American Century International Growth Fund: Investor Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Designation: STTF
American Century Short Term Government Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks income and investment returns by investing in various types of U.S. government securities.
American Century Ultra® Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.
Designation: STTF

Delaware High-Yield Opportunities Fund: Institutional Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks total return with current income; high current income is a secondary consideration.
Dreyfus Appreciation Fund, Inc.
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.
Dreyfus Balanced Opportunity Fund: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before August 30, 2011
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks high total return through a combination of capital appreciation and current income.
Dreyfus Intermediate Term Income Fund: Class A
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and current income.
Dreyfus S&P 500 Index Fund
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500 Composite Stock Price Index.
Dreyfus Third Century Fund, Inc. (The): Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.
Federated Bond Fund: Class F Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High level of current income, as is consistent with the preservation of capital.
Federated High Yield Trust: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Designation: STTF
Fidelity Advisor Balanced Fund: Class T
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Income and growth of capital.
Fidelity Advisor Equity Income Fund: Class T
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 Index.
Fidelity Advisor Growth Opportunities Fund: Class T
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital growth.
Fidelity Advisor High Income Advantage Fund: Class T
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high level of income and the potential for capital gains.
Fidelity Asset Manager 50%
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short term instruments.

Fidelity Capital & Income Fund
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 1999
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks to provide a combination of income and capital growth.
Fidelity Equity-Income Fund
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.
Fidelity Magellan® Fund
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Fidelity Puritan Fund
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 1, 1993
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Designation: STTF
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation, which may occasionally be short term. The secondary goal is income.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF
Invesco Dynamics Fund: Investor Class
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Janus Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Global Research Fund: Class T (formerly, Janus Worldwide Fund: Class T)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital in a manner consistent with the preservation of capital.
Janus Twenty Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before May 24, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF
MFS® Strategic Income Fund: Class A
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return with an emphasis on high current income, but also considering capital appreciation.
Nationwide Bond Fund: Institutional Service Class (formerly, Nationwide Bond Fund: Class D)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The investment seeks income consistent with capital preservation
Designation: STTF
Nationwide Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 25, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	Seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF
Nationwide Fund: Institutional Service Class (formerly, Nationwide Fund: Class D)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The investment seeks total return through a flexible combination of current income and capital appreciation.
Designation: STTF
Nationwide Government Bond Fund: Institutional Service Class (formerly, Nationwide Government Bond Fund: Class D)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The investment seeks current income consistent with capital preservation.
Designation: STTF
Nationwide Growth Fund: Class A
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Turner Investments, L.P.
Investment Objective:	The investment seeks long-term capital appreciation.
Designation: STTF
Nationwide Growth Fund: Institutional Service Class (formerly, Nationwide Growth Fund: Class D)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Turner Investments, L.P.
Investment Objective:	The investment seeks long-term capital growth.
Designation: STTF
Nationwide Money Market Fund: Prime Shares
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	Seeks as high level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide S&P 500 Index Fund: Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment seeks to provide investment results that correspond to the price and yield of the S&P 500 Index.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF
Neuberger Berman Genesis Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	The investment seeks growth of capital.
Neuberger Berman Guardian Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	The investment seeks long-term growth of capital and, secondarily, current income.
Neuberger Berman Large Cap Value Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	The investment seeks growth of capital.

Neuberger Berman Short Duration Bond Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before June 15, 2009
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Socially Responsive Fund: Trust Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in securities of companies that meet certain financial criteria and social policy.
Oppenheimer Global Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: STTF
Templeton Foreign Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Templeton Global Advisors Limited
Investment Objective:	Long-term capital growth.
Virtus Balanced Fund: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Euclid Advisors LLC
Investment Objective:	Reasonable income, long-term capital growth and conservation of capital.
Wells Fargo Advantage Funds - Wells Fargo Advantage Common Stock Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.
Wells Fargo Advantage Funds - Wells Fargo Advantage Large Cap Growth Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.
Wells Fargo Advantage Intrinsic Value Fund: Administrative Class
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts as of December 31, 2012. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Wells Fargo Advantage Intrinsic Value Fund: Administrative Class

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Aberdeen Global Fixed Income Fund: Institutional Service Class - NQ
2012	11.224535	11.597429	3.32%	64,761
2011	10.955114	11.224535	2.46%	69,098
2010	10.549735	10.955114	3.84%	234,344
2009*	10.000000	10.549735	5.50%	89,576
Aberdeen Small Cap Fund: Class A - NQ
2012	21.734180	24.468250	12.58%	39,623
2011	23.508324	21.734180	-7.55%	48,353
2010	18.648184	23.508324	26.06%	0
2009	13.738096	18.648184	35.74%	75,542
2008	25.251905	13.738096	-45.60%	81,505
2007	27.230810	25.251905	-7.27%	116,143
2006	21.360114	27.230810	27.48%	167,885
2005	17.664141	21.360114	20.92%	162,859
2004	14.230056	17.664141	24.13%	178,413
2003	9.740635	14.230056	46.09%	131,084
Aberdeen U.S. Equity Fund: Institutional Service Class - Q/NQ
2012	10.734253	12.326161	14.83%	115,225
2011*	10.000000	10.734253	7.34%	136,054
American Century Growth Fund: Investor Class - NQ
2012	93.147510	104.723334	12.43%	45,320
2011	95.227762	93.147510	-2.18%	49,332
2010	82.015831	95.227762	16.11%	0
2009	61.334447	82.015831	33.72%	55,963
2008	99.980990	61.334447	-38.65%	60,777
2007	85.141823	99.980990	17.43%	70,103
2006	79.912245	85.141823	6.54%	82,939
2005	77.223763	79.912245	3.48%	93,010
2004	71.188047	77.223763	8.48%	103,411
2003	57.972941	71.188047	22.80%	111,223

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Income & Growth Fund: Investor Class - NQ
2012	18.832921	21.286534	13.03%	115,520
2011	18.521282	18.832921	1.68%	134,955
2010	16.445959	18.521282	12.62%	0
2009	14.130376	16.445959	16.39%	175,496
2008	21.918313	14.130376	-35.53%	191,548
2007	22.273869	21.918313	-1.60%	253,051
2006	19.258791	22.273869	15.66%	302,859
2005	18.619717	19.258791	3.43%	357,907
2004	16.697268	18.619717	11.51%	404,011
2003	13.050867	16.697268	27.94%	431,937
American Century International Growth Fund: Investor Class - NQ
2012	22.694716	27.297179	20.28%	21,618
2011	26.081800	22.694716	-12.99%	26,185
2010	23.240709	26.081800	12.22%	79,296
2009	17.569048	23.240709	32.28%	35,850
2008	32.490550	17.569048	-45.93%	38,918
2007	28.074719	32.490550	15.73%	47,089
2006	22.754543	28.074719	23.38%	58,485
2005	20.340371	22.754543	11.87%	73,235
2004	17.871836	20.340371	13.81%	91,338
2003	14.441600	17.871836	23.75%	115,663
American Century Short Term Government Fund: Investor Class - NQ
2012	30.706131	30.395890	-1.01%	35,304
2011	30.638192	30.706131	0.22%	37,086
2010	30.352033	30.638192	0.94%	0
2009	29.946463	30.352033	1.35%	42,021
2008	28.972208	29.946463	3.36%	44,898
2007	27.601340	28.972208	4.97%	47,948
2006	26.889244	27.601340	2.65%	53,625
2005	26.797259	26.889244	0.34%	60,197
2004	26.972536	26.797259	-0.65%	70,340
2003	27.026869	26.972536	-0.20%	77,580
American Century Ultra® Fund: Investor Class - NQ
2012	21.788653	24.554610	12.69%	200,190
2011	21.814917	21.788653	-0.12%	226,301
2010	18.961139	21.814917	15.05%	338,737
2009	14.192489	18.961139	33.60%	277,603
2008	24.681509	14.192489	-42.50%	313,110
2007	20.527884	24.681509	20.23%	382,733
2006	21.503621	20.527884	-4.54%	486,618
2005	21.334246	21.503621	0.79%	618,581
2004	19.526904	21.334246	9.26%	708,437
2003	15.723098	19.526904	24.19%	801,688

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - NQ
2012	12.490235	14.917030	19.43%	74,631
2011	14.411081	12.490235	-13.33%	89,007
2010	12.905418	14.411081	11.67%	0
2009	9.785076	12.905418	31.89%	92,441
2008	18.009807	9.785076	-45.67%	99,378
2007	15.477711	18.009807	16.36%	136,418
2006	12.558427	15.477711	23.25%	89,367
2005	11.262256	12.558427	11.51%	41,478
2004*	10.000000	11.262256	12.62%	26,325
Delaware High-Yield Opportunities Fund: Institutional Class - NQ
2012	15.575699	18.096881	16.19%	53,365
2011	15.440728	15.575699	0.87%	43,302
2010	13.409347	15.440728	15.15%	0
2009*	10.000000	13.409347	34.09%	51,698
Dreyfus Appreciation Fund, Inc. - NQ
2012	14.790833	16.084197	8.74%	92,607
2011	13.923603	14.790833	6.23%	101,035
2010	12.239306	13.923603	13.76%	234,846
2009	10.247505	12.239306	19.44%	110,097
2008	15.352184	10.247505	-33.25%	118,113
2007	14.600148	15.352184	5.15%	151,929
2006	12.722959	14.600148	14.75%	187,163
2005	12.377658	12.722959	2.79%	213,752
2004	11.878945	12.377658	4.20%	226,598
2003	9.997121	11.878945	18.82%	218,248
Dreyfus Balanced Opportunity Fund: Class Z - NQ
2012	10.297491	11.528169	11.95%	40,726
2011	10.617811	10.297491	-3.02%	41,356
2010	9.494402	10.617811	11.83%	165,521
2009	7.883643	9.494402	20.43%	65,248
2008	11.063044	7.883643	-28.74%	69,693
2007	10.664454	11.063044	3.74%	98,358
2006	9.864760	10.664454	8.11%	103,792
2005	10.128127	9.864760	-2.60%	120,137
2004*	10.000000	10.128127	1.28%	132,614
Dreyfus Intermediate Term Income Fund: Class A - NQ
2012	12.194805	12.900636	5.79%	117,378
2011	11.513495	12.194805	5.92%	126,265
2010	10.700287	11.513495	7.60%	0
2009	9.258117	10.700287	15.58%	148,448
2008*	10.000000	9.258117	-7.42%	171,020

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus S&P 500 Index Fund - NQ
2012	29.689633	33.831142	13.95%	276,731
2011	29.590879	29.689633	0.33%	308,314
2010	26.170165	29.590879	13.07%	550,828
2009	21.037370	26.170165	24.40%	359,565
2008	33.984921	21.037370	-38.10%	390,208
2007	32.787023	33.984921	3.65%	472,197
2006	28.825519	32.787023	13.74%	560,996
2005	27.967641	28.825519	3.07%	624,278
2004	25.670476	27.967641	8.95%	688,018
2003	20.305178	25.670476	20.90%	712,645
Federated Bond Fund: Class F Shares - NQ
2012	20.801322	22.629059	8.79%	79,949
2011	19.879497	20.801322	4.64%	71,356
2010	18.170017	19.879497	9.41%	275,280
2009	14.563247	18.170017	24.77%	81,072
2008	16.458348	14.563247	-11.51%	90,719
2007	15.874110	16.458348	3.68%	100,249
2006	15.197498	15.874110	4.45%	114,791
2005	15.112552	15.197498	0.56%	134,181
2004	14.339221	15.112552	5.39%	130,569
2003	12.871381	14.339221	11.40%	126,027
Federated High Yield Trust: Service Shares - NQ
2012	16.543484	19.321476	16.79%	81,020
2011	16.196889	16.543484	2.14%	78,508
2010	14.098872	16.196889	14.88%	0
2009	9.184845	14.098872	53.50%	96,655
2008	12.946951	9.184845	-29.06%	85,570
2007	12.717425	12.946951	1.80%	79,111
2006	11.585665	12.717425	9.77%	128,016
2005	11.459485	11.585665	1.10%	117,766
2004	10.400769	11.459485	10.18%	149,650
2003	8.580012	10.400769	21.22%	121,542
Fidelity Advisor Balanced Fund: Class T - NQ
2012	17.113725	18.935126	10.64%	66,501
2011	17.132244	17.113725	-0.11%	59,697
2010	15.359638	17.132244	11.54%	0
2009	12.259147	15.359638	25.29%	70,667
2008	18.259649	12.259147	-32.86%	68,727
2007	17.095850	18.259649	6.81%	76,411
2006	15.563508	17.095850	9.85%	73,978
2005	15.021462	15.563508	3.61%	73,624
2004	14.499103	15.021462	3.60%	85,032
2003	12.496654	14.499103	16.02%	83,222

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Advisor Equity Income Fund: Class T - NQ
2012	19.825574	22.812261	15.06%	76,388
2011	20.043620	19.825574	-1.09%	82,492
2010	17.950917	20.043620	11.66%	0
2009	14.635198	17.950917	22.66%	103,627
2008	25.030175	14.635198	-41.53%	127,058
2007	24.538931	25.030175	2.00%	152,823
2006	21.279508	24.538931	15.32%	185,764
2005	20.305263	21.279508	4.80%	200,849
2004	18.385959	20.305263	10.44%	207,283
2003	14.506340	18.385959	26.74%	182,727
Fidelity Advisor Growth Opportunities Fund: Class T - NQ
2012	13.966719	16.366977	17.19%	118,799
2011	13.907808	13.966719	0.42%	127,085
2010	11.417505	13.907808	21.81%	0
2009	7.875789	11.417505	44.97%	152,316
2008	17.883749	7.875789	-55.96%	170,528
2007	14.748710	17.883749	21.26%	223,593
2006	14.245507	14.748710	3.53%	235,646
2005	13.309487	14.245507	7.01%	294,745
2004	12.607995	13.309487	5.56%	330,246
2003	9.882801	12.607995	27.58%	370,410
Fidelity Advisor High Income Advantage Fund: Class T - NQ
2012	23.956129	27.914960	16.53%	21,112
2011	24.319659	23.956129	-1.49%	22,674
2010	20.907088	24.319659	16.32%	0
2009	12.503411	20.907088	67.21%	29,631
2008	20.744811	12.503411	-39.73%	33,218
2007	20.561464	20.744811	0.89%	45,868
2006	18.028079	20.561464	14.05%	75,586
2005	17.462087	18.028079	3.24%	103,633
2004	15.410426	17.462087	13.31%	137,174
2003	10.878719	15.410426	41.66%	191,012
Fidelity Asset Manager 50% - NQ
2012	23.714002	26.065612	9.92%	63,385
2011	24.181900	23.714002	-1.93%	67,768
2010	21.583277	24.181900	12.04%	135,268
2009	16.700070	21.583277	29.24%	76,622
2008	23.435864	16.700070	-28.74%	84,558
2007	22.332743	23.435864	4.94%	96,919
2006	20.722377	22.332743	7.77%	114,368
2005	20.181802	20.722377	2.68%	155,361
2004	19.400449	20.181802	4.03%	193,635
2003	16.774479	19.400449	15.65%	231,667

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Capital & Income Fund - NQ
2012	103.198398	118.573891	14.90%	3,635
2011	106.589493	103.198398	-3.18%	4,043
2010	92.198442	106.589493	15.61%	0
2009	54.264341	92.198442	69.91%	4,474
2008	80.733607	54.264341	-32.79%	4,633
2007	78.796409	80.733607	2.46%	4,873
2006	70.620759	78.796409	11.58%	5,825
2005	68.113552	70.620759	3.68%	6,768
2004	61.305695	68.113552	11.10%	7,899
2003	44.643248	61.305695	37.32%	11,090
Fidelity Equity-Income Fund - NQ
2012	93.722795	108.443425	15.71%	48,465
2011	99.617103	93.722795	-5.92%	53,403
2010	87.664859	99.617103	13.63%	110,594
2009	68.567882	87.664859	27.85%	61,956
2008	119.045787	68.567882	-42.40%	70,057
2007	118.959170	119.045787	0.07%	78,213
2006	100.596791	118.959170	18.25%	93,962
2005	96.389416	100.596791	4.36%	104,703
2004	87.753466	96.389416	9.84%	112,880
2003	68.411071	87.753466	28.27%	119,162
Fidelity Magellan® Fund - NQ
2012	24.266573	28.259020	16.45%	218,594
2011	27.797155	24.266573	-12.70%	242,476
2010	25.054565	27.797155	10.95%	340,110
2009	17.986592	25.054565	39.30%	317,718
2008	36.015823	17.986592	-50.06%	340,577
2007	30.710930	36.015823	17.27%	409,548
2006	29.020029	30.710930	5.83%	510,738
2005	27.627451	29.020029	5.04%	636,228
2004	26.040039	27.627451	6.10%	737,378
2003	21.136094	26.040039	23.20%	837,429
Fidelity Puritan Fund - NQ
2012	34.037337	38.225038	12.30%	132,343
2011	34.254588	34.037337	-0.63%	144,530
2010	30.432253	34.254588	12.56%	0
2009	24.337414	30.432253	25.04%	174,283
2008	34.808803	24.337414	-30.08%	192,799
2007	33.218761	34.808803	4.79%	239,711
2006	29.321694	33.218761	13.29%	286,741
2005	28.381949	29.321694	3.31%	333,373
2004	26.314924	28.381949	7.85%	379,995
2003	21.817307	26.314924	20.61%	407,038

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class - NQ
2012	32.326998	36.445450	12.74%	542
2011	31.482570	32.326998	2.68%	870
2010	28.023266	31.482570	12.34%	1,090
2009	19.722453	28.023266	42.09%	871
2008	26.637843	19.722453	-25.96%	872
2007	26.258980	26.637843	1.44%	873
2006	23.916395	26.258980	9.79%	873
2005	23.593274	23.916395	1.37%	874
2004	21.811575	23.593274	8.17%	875
2003	17.364297	21.811575	25.61%	2,909
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - NQ
2012	10.873789	12.926834	18.88%	85,783
2011	13.335822	10.873789	-18.46%	88,087
2010	11.975415	13.335822	11.36%	0
2009	9.614219	11.975415	24.56%	102,352
2008	17.377893	9.614219	-44.68%	104,292
2007	15.041844	17.377893	15.53%	122,554
2006	12.935248	15.041844	16.29%	114,973
2005	11.036651	12.935248	17.20%	40,437
2004*	10.000000	11.036651	10.37%	4,863
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A - NQ
2012	16.868656	19.104491	13.25%	117,679
2011	17.401163	16.868656	-3.06%	134,013
2010	15.824543	17.401163	9.96%	218,016
2009	12.541243	15.824543	26.18%	167,045
2008	20.529099	12.541243	-38.91%	192,643
2007	20.200778	20.529099	1.63%	235,262
2006	17.347392	20.200778	16.45%	259,879
2005	15.980051	17.347392	8.56%	274,228
2004	14.265169	15.980051	12.02%	263,872
2003	11.454096	14.265169	24.54%	242,606
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ
2012	12.860432	15.016096	16.76%	118,788
2011	14.587296	12.860432	-11.84%	116,510
2010	13.633200	14.587296	7.00%	0
2009	10.067797	13.633200	35.41%	146,340
2008	17.112903	10.067797	-41.17%	150,599
2007	15.019561	17.112903	13.94%	166,873
2006	12.528108	15.019561	19.89%	188,243
2005	11.524879	12.528108	8.70%	165,821
2004*	10.000000	11.524879	15.25%	128,669

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Dynamics Fund: Investor Class - NQ
2012	12.587769	14.027029	11.43%	190,144
2011	13.340040	12.587769	-5.64%	214,556
2010	10.947208	13.340040	21.86%	307,060
2009	7.763338	10.947208	41.01%	240,997
2008	14.859286	7.763338	-47.75%	253,602
2007	13.401402	14.859286	10.88%	312,108
2006	11.651509	13.401402	15.02%	333,686
2005	10.695979	11.651509	8.93%	350,957
2004	9.680909	10.695979	10.49%	412,876
2003	7.093317	9.680909	36.48%	499,079
Janus Fund: Class T - NQ
2012	17.920746	20.825429	16.21%	144,999
2011	19.290620	17.920746	-7.10%	166,810
2010	17.574011	19.290620	9.77%	0
2009	12.967919	17.574011	35.52%	216,561
2008	21.839754	12.967919	-40.62%	236,557
2007	19.205480	21.839754	13.72%	292,830
2006	17.594483	19.205480	9.16%	334,262
2005	17.143281	17.594483	2.63%	378,582
2004	16.591456	17.143281	3.33%	482,022
2003	12.763024	16.591456	30.00%	577,726
Janus Global Research Fund: Class T - NQ
2012	13.508116	15.976764	18.28%	113,396
2011	15.885426	13.508116	-14.97%	130,323
2010	13.920206	15.885426	14.12%	201,045
2009	10.243736	13.920206	35.89%	180,217
2008	18.877687	10.243736	-45.74%	204,627
2007	17.511092	18.877687	7.80%	268,591
2006	15.047725	17.511092	16.37%	324,086
2005	14.403955	15.047725	4.47%	416,804
2004	13.828124	14.403955	4.16%	531,118
2003	11.277094	13.828124	22.62%	722,175
Janus Twenty Fund: Class T - NQ
2012	34.632534	41.808923	20.72%	312,090
2011	38.216172	34.632534	-9.38%	340,990
2010	36.195576	38.216172	5.58%	0
2009	25.597243	36.195576	41.40%	439,791
2008	44.694406	25.597243	-42.73%	474,798
2007	33.313122	44.694406	34.16%	552,948
2006	30.054447	33.313122	10.84%	638,145
2005	27.827846	30.054447	8.00%	732,111
2004	22.756872	27.827846	22.28%	825,021
2003	18.399796	22.756872	23.68%	911,549

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares - NQ
2012	20.238201	22.965255	13.47%	88,210
2011	22.806510	20.238201	-11.26%	95,564
2010	18.731525	22.806510	21.75%	169,401
2009	12.247135	18.731525	52.95%	99,016
2008	19.012543	12.247135	-35.58%	103,477
2007	20.626027	19.012543	-7.82%	108,034
2006	17.895709	20.626027	15.26%	128,506
2005	17.445631	17.895709	2.58%	148,480
2004	15.383568	17.445631	13.40%	167,386
2003	11.248436	15.383568	36.76%	144,630
MFS® Strategic Income Fund: Class A - NQ
2012	16.772811	18.327715	9.27%	85,387
2011	16.288195	16.772811	2.98%	79,260
2010	15.016726	16.288195	8.47%	146,955
2009	12.174056	15.016726	23.35%	69,165
2008	13.987361	12.174056	-12.96%	56,766
2007	13.682758	13.987361	2.23%	62,675
2006	12.976541	13.682758	5.44%	66,662
2005	12.878519	12.976541	0.76%	78,799
2004	12.045630	12.878519	6.91%	69,176
2003	10.725862	12.045630	12.30%	61,538
Nationwide Bond Fund: Institutional Service Class - NQ
2012	74.640591	79.797503	6.91%	70
2011	70.929496	74.640591	5.23%	70
2010	66.475212	70.929496	6.70%	70
2009	58.077823	66.475212	14.46%	70
2008	61.698018	58.077823	-5.87%	71
2007	58.919156	61.698018	4.72%	71
2006	57.178623	58.919156	3.04%	71
2005	56.173955	57.178623	1.79%	72
2004	54.292441	56.173955	3.47%	72
2003	51.704249	54.292441	5.01%	72
Nationwide Bond Fund: Institutional Service Class - Q
2012	74.961972	80.141095	6.91%	15,949
2011	71.234893	74.961972	5.23%	16,724
2010	66.761427	71.234893	6.70%	18,174
2009	58.327880	66.761427	14.46%	18,205
2008	61.963663	58.327880	-5.87%	18,611
2007	59.172838	61.963663	4.72%	19,920
2006	57.424811	59.172838	3.04%	24,458
2005	56.415812	57.424811	1.79%	28,025
2004	54.526197	56.415812	3.47%	32,581
2003	51.926861	54.526197	5.01%	36,726
Nationwide Fund: Class A - Q/NQ
2012	9.418220	10.619429	12.75%	59,348
2011*	10.000000	9.418220	-5.82%	78,149

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Fund: Institutional Service Class - NQ
2012	120.217214	135.844557	13.00%	54
2011	121.324448	120.217214	-0.91%	55
2010	108.998542	121.324448	11.31%	55
2009	87.776814	108.998542	24.18%	55
2008	152.049479	87.776814	-42.27%	55
2007	142.775094	152.049479	6.50%	55
2006	127.060545	142.775094	12.37%	55
2005	119.902142	127.060545	5.97%	55
2004	110.666875	119.902142	8.35%	56
2003	88.216785	110.666875	25.45%	56
Nationwide Fund: Institutional Service Class - Q
2012	115.415779	130.418974	13.00%	15,531
2011	116.478791	115.415779	-0.91%	19,837
2010	104.645167	116.478791	11.31%	21,924
2009	84.271014	104.645167	24.18%	23,539
2008	145.976641	84.271014	-42.27%	24,470
2007	137.072660	145.976641	6.50%	29,165
2006	121.985746	137.072660	12.37%	35,190
2005	115.113262	121.985746	5.97%	42,114
2004	106.246840	115.113262	8.35%	48,114
2003	84.693403	106.246840	25.45%	50,848
Nationwide Government Bond Fund: Institutional Service Class - NQ
2012	20.312487	20.783446	2.32%	119,886
2011	19.178040	20.312487	5.92%	99,007
2010	18.515189	19.178040	3.58%	249,243
2009	18.133780	18.515189	2.10%	103,198
2008	17.014622	18.133780	6.58%	111,812
2007	16.004119	17.014622	6.31%	106,977
2006	15.613505	16.004119	2.50%	128,756
2005	15.392337	15.613505	1.44%	160,857
2004	15.079382	15.392337	2.08%	201,541
2003	14.993745	15.079382	0.57%	256,407
Nationwide Growth Fund: Class A - NQ
2012	12.786939	14.254038	11.47%	22,021
2011	13.214101	12.786939	-3.23%	22,728
2010	11.025351	13.214101	19.85%	93,365
2009	8.424717	11.025351	30.87%	22,868
2008	13.962273	8.424717	-39.66%	21,063
2007	11.860321	13.962273	17.72%	23,239
2006	11.335970	11.860321	4.63%	21,329
2005	10.823294	11.335970	4.74%	33,644
2004	10.172955	10.823294	6.39%	27,895
2003*	10.000000	10.172955	1.73%	20,015

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Growth Fund: Institutional Service Class - NQ
2012	81.398278	90.984064	11.78%	113
2011	83.974377	81.398278	-3.07%	113
2010	69.861368	83.974377	20.20%	113
2009	53.159100	69.861368	31.42%	114
2008	87.868286	53.159100	-39.50%	114
2007	74.442189	87.868286	18.04%	114
2006	70.942653	74.442189	4.93%	115
2005	67.454082	70.942653	5.17%	115
2004	63.214237	67.454082	6.71%	115
2003	48.146131	63.214237	31.30%	116
Nationwide Growth Fund: Institutional Service Class - Q
2012	77.090860	86.169387	11.78%	3,040
2011	79.530639	77.090860	-3.07%	3,984
2010	66.164459	79.530639	20.20%	4,820
2009	50.346039	66.164459	31.42%	5,083
2008	83.218499	50.346039	-39.50%	6,081
2007	70.502878	83.218499	18.04%	7,556
2006	67.188539	70.502878	4.93%	11,312
2005	63.884588	67.188539	5.17%	15,446
2004	59.869104	63.884588	6.71%	18,003
2003	45.598362	59.869104	31.30%	21,965
Nationwide Money Market Fund: Prime Shares - On and After 12/25/82 - NQ
2012	30.475923	30.078670	-1.30%	215
2011	30.875958	30.475923	-1.30%	217
2010	31.282581	30.875958	-1.30%	219
2009	31.687620	31.282581	-1.28%	221
2008	31.447901	31.687620	0.76%	223
2007	30.388893	31.447901	3.48%	818
2006	29.446377	30.388893	3.20%	820
2005	29.044569	29.446377	1.38%	823
2004	29.183509	29.044569	-0.48%	825
2003	29.386834	29.183509	-0.69%	828
Nationwide Money Market Fund: Prime Shares - On and After 12/25/82 - Q
2012	24.050680	23.737179	-1.30%	363,529
2011	24.366370	24.050680	-1.30%	350,112
2010	24.687267	24.366370	-1.30%	362,623
2009	25.006911	24.687267	-1.28%	386,001
2008	24.817732	25.006911	0.76%	439,069
2007	23.981996	24.817732	3.48%	437,536
2006	23.238189	23.981996	3.20%	441,698
2005	22.921094	23.238189	1.38%	387,807
2004	23.030742	22.921094	-0.48%	412,802
2003	23.191202	23.030742	-0.69%	464,750

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Money Market Fund: Prime Shares - Pre 12/25/82 - Q
2012	30.284526	29.889766	-1.30%	775
2011	30.682048	30.284526	-1.30%	808
2010	31.086120	30.682048	-1.30%	1,425
2009	31.488615	31.086120	-1.28%	2,228
2008	31.250402	31.488615	0.76%	2,384
2007	30.198044	31.250402	3.48%	2,887
2006	29.261448	30.198044	3.20%	3,618
2005	28.862163	29.261448	1.38%	4,426
2004	29.000231	28.862163	-0.48%	5,046
2003	29.202279	29.000231	-0.69%	7,279
Nationwide S&P 500 Index Fund: Service Class - NQ
2012	10.022420	11.408756	13.83%	102,631
2011	10.007110	10.022420	0.15%	94,459
2010	8.863308	10.007110	12.90%	0
2009	7.129157	8.863308	24.32%	102,329
2008	11.549381	7.129157	-38.27%	96,783
2007	11.171053	11.549381	3.39%	123,444
2006	9.828260	11.171053	13.66%	103,561
2005	9.552030	9.828260	2.89%	123,029
2004	8.774483	9.552030	8.86%	117,458
2003	6.956820	8.774483	26.13%	115,360
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - NQ
2012	12.034807	13.766996	14.39%	92,312
2011	12.691970	12.034807	-5.18%	94,736
2010	11.217984	12.691970	13.14%	0
2009	8.934928	11.217984	25.55%	127,979
2008	14.333878	8.934928	-37.67%	105,895
2007	13.706996	14.333878	4.57%	88,935
2006	11.882640	13.706996	15.35%	71,502
2005	11.154028	11.882640	6.53%	23,675
2004*	10.000000	11.154028	11.54%	8,041
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - NQ
2012	12.184176	12.647793	3.81%	31,472
2011	11.992806	12.184176	1.60%	26,297
2010	11.474587	11.992806	4.52%	152,265
2009	10.657533	11.474587	7.67%	26,698
2008	11.489938	10.657533	-7.24%	11,637
2007	11.047610	11.489938	4.00%	9,730
2006	10.542864	11.047610	4.79%	4,407
2005	10.339434	10.542864	1.97%	2,999
2004*	10.000000	10.339434	3.39%	30

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - NQ
2012	12.352942	13.510177	9.37%	160,517
2011	12.520363	12.352942	-1.34%	175,826
2010	11.437006	12.520363	9.47%	221,981
2009	9.726441	11.437006	17.59%	136,654
2008	12.830858	9.726441	-24.19%	118,611
2007	12.304405	12.830858	4.28%	117,113
2006	11.195043	12.304405	9.91%	91,582
2005	10.766688	11.195043	3.98%	81,006
2004*	10.000000	10.766688	7.67%	47,710
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - NQ
2012	12.314057	13.825975	12.28%	204,481
2011	12.746997	12.314057	-3.40%	222,295
2010	11.445822	12.746997	11.37%	330,958
2009	9.322569	11.445822	22.78%	190,707
2008	13.767168	9.322569	-32.28%	176,763
2007	13.141252	13.767168	4.76%	154,475
2006	11.623695	13.141252	13.06%	172,773
2005	10.998532	11.623695	5.68%	83,390
2004*	10.000000	10.998532	9.99%	48,890
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - NQ
2012	12.463126	13.289691	6.63%	68,753
2011	12.371750	12.463126	0.74%	64,339
2010	11.550912	12.371750	7.11%	0
2009	10.215525	11.550912	13.07%	42,401
2008	12.182922	10.215525	-16.15%	39,270
2007	11.660994	12.182922	4.48%	18,241
2006	10.896378	11.660994	7.02%	13,163
2005	10.565533	10.896378	3.13%	7,930
2004*	10.000000	10.565533	5.66%	1,048
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.171995	9.317313	14.02%	10,693
2011	9.161036	8.171995	-10.80%	10,409
2010	8.155696	9.161036	12.33%	0
2009	6.071023	8.155696	34.34%	1,551
2008*	10.000000	6.071023	-39.29%	58
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.723024	13.833939	18.01%	7,687
2011	13.562540	11.723024	-13.56%	5,784
2010	12.921098	13.562540	4.96%	22,219
2009*	10.000000	12.921098	29.21%	2,858

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Genesis Fund: Trust Class - NQ
2012	29.925495	32.435007	8.39%	154,675
2011	28.985077	29.925495	3.24%	184,779
2010	24.194600	28.985077	19.80%	0
2009	19.417000	24.194600	24.61%	248,226
2008	29.298334	19.417000	-33.73%	292,463
2007	24.372349	29.298334	20.21%	340,984
2006	23.022028	24.372349	5.87%	406,765
2005	20.055163	23.022028	14.79%	503,739
2004	17.121334	20.055163	17.14%	489,521
2003	13.175921	17.121334	29.94%	391,151
Neuberger Berman Guardian Fund: Investor Class - NQ
2012	21.815443	24.289868	11.34%	56,334
2011	22.770658	21.815443	-4.19%	64,271
2010	19.303970	22.770658	17.96%	0
2009	15.020634	19.303970	28.52%	78,552
2008	24.631927	15.020634	-39.02%	93,599
2007	23.192677	24.631927	6.21%	99,765
2006	20.706712	23.192677	12.01%	123,393
2005	19.346184	20.706712	7.03%	148,320
2004	16.888413	19.346184	14.55%	167,915
2003	12.661621	16.888413	33.38%	193,334
Neuberger Berman Large Cap Value Fund: Investor Class - NQ
2012	30.385090	35.074152	15.43%	75,068
2011	34.693280	30.385090	-12.42%	90,001
2010	30.458601	34.693280	13.90%	269,627
2009	19.768724	30.458601	54.07%	115,319
2008	41.715684	19.768724	-52.61%	124,627
2007	38.391972	41.715684	8.66%	142,633
2006	34.362750	38.391972	11.73%	174,025
2005	29.506359	34.362750	16.46%	208,718
2004	25.076617	29.506359	17.66%	185,415
2003	18.698477	25.076617	34.11%	201,663
Neuberger Berman Short Duration Bond Fund: Investor Class - NQ
2012	14.728675	15.159108	2.92%	47,472
2011	14.815507	14.728675	-0.59%	46,949
2010	14.165466	14.815507	4.59%	174,545
2009	12.661390	14.165466	11.88%	51,020
2008	15.277793	12.661390	-17.13%	59,144
2007	14.693581	15.277793	3.98%	69,314
2006	14.289778	14.693581	2.83%	66,777
2005	14.253528	14.289778	0.25%	72,068
2004	14.308826	14.232843	-0.53%	90,347
2003	14.139142	14.308826	1.20%	97,424

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Socially Responsive Fund: Trust Class - NQ
2012	12.834377	14.034428	9.35%	16,676
2011	13.412151	12.834377	-4.31%	19,311
2010	11.087395	13.412151	20.97%	0
2009	8.618537	11.087395	28.65%	15,734
2008	14.292033	8.618537	-39.70%	15,403
2007	13.494580	14.292033	5.91%	16,896
2006	11.970241	13.494580	12.73%	16,472
2005	11.286514	11.970241	6.06%	10,495
2004*	10.000000	11.286514	12.87%	2,209
Oppenheimer Global Fund: Class A - NQ
2012	47.815096	56.984042	19.18%	58,974
2011	53.056989	47.815096	-9.88%	70,024
2010	46.469590	53.056989	14.18%	472,552
2009	33.822234	46.469590	37.39%	99,144
2008	58.109405	33.822234	-41.80%	112,726
2007	55.563680	58.109405	4.58%	137,806
2006	47.958787	55.563680	15.86%	179,886
2005	42.684257	47.958787	12.36%	235,061
2004	36.442041	42.684257	17.13%	295,122
2003	25.805611	36.442041	41.22%	361,814
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - NQ
2012	13.161506	15.712150	19.38%	182,539
2011	14.572100	13.161506	-9.68%	208,411
2010	12.764029	14.572100	14.17%	299,278
2009	9.278310	12.764029	37.57%	217,183
2008	15.758973	9.278310	-41.12%	223,964
2007	15.055531	15.758973	4.67%	252,968
2006	12.992657	15.055531	15.88%	283,767
2005	11.541948	12.992657	12.57%	235,836
2004*	10.000000	11.541948	15.42%	150,174
Templeton Foreign Fund: Class A - NQ
2012	22.286569	26.077611	17.01%	34,374
2011	25.867577	22.286569	-13.84%	37,534
2010	24.154422	25.867577	7.09%	0
2009	16.344198	24.154422	47.79%	58,953
2008	30.717251	16.344198	-46.79%	78,668
2007	26.546102	30.717251	15.71%	98,529
2006	22.425179	26.546102	18.38%	129,308
2005	20.536047	22.425179	9.20%	186,854
2004	17.611532	20.536047	16.61%	231,234
2003	13.671456	17.611532	28.82%	290,467

Variable account charges of the daily net assets of the variable account - 1.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Dreyfus Third Century Fund, Inc.: Class Z - NQ
2012	21.729676	23.947291	10.21%	18,331
2011	21.863890	21.729676	-0.61%	21,232
2010	19.347463	21.863890	13.01%	0
2009	14.705790	19.347463	31.56%	26,615
2008	22.678149	14.705790	-35.15%	28,727
2007	21.364058	22.678149	6.15%	32,090
2006	19.856213	21.364058	7.59%	35,337
2005	19.443020	19.856213	2.13%	42,784
2004	18.596846	19.443020	4.55%	48,888
2003	14.968630	18.596846	24.24%	54,525
Virtus Balanced Fund: Class A - NQ
2012	22.331372	24.705983	10.63%	39,829
2011	22.294929	22.331372	0.16%	32,704
2010	20.200179	22.294929	10.37%	55,447
2009	16.588127	20.200179	21.77%	33,587
2008	22.663423	16.588127	-26.81%	32,818
2007	21.689141	22.663423	4.49%	40,077
2006	19.491747	21.689141	11.27%	43,232
2005	19.460657	19.491747	0.16%	57,925
2004	18.398365	19.460657	5.77%	58,000
2003	15.717371	18.398365	17.06%	53,906
Wells Fargo Advantage Funds - Wells Fargo Advantage Common Stock Fund: Investor Class - NQ
2012	23.456660	27.383094	16.74%	63,096
2011	24.368741	23.456660	-3.74%	69,450
2010	19.768091	24.368741	23.27%	0
2009	14.176017	19.768091	39.45%	86,055
2008	22.071262	14.176017	-35.77%	98,905
2007	20.341056	22.071262	8.51%	119,251
2006	17.871679	20.341056	13.82%	131,761
2005	16.165231	17.871679	10.56%	149,433
2004	14.894822	16.165231	8.53%	167,705
2003	10.880293	14.894822	36.90%	172,532
Wells Fargo Advantage Funds - Wells Fargo Advantage Large Cap Growth Fund: Investor Class - Q/NQ
2012	27.146099	30.139258	11.03%	55,062
2011	26.728194	27.146099	1.56%	54,404
2010	23.192832	26.728194	15.24%	0
2009	17.218890	23.192832	34.69%	63,733
2008	28.518338	17.218890	-39.62%	61,544
2007	24.462177	28.518338	16.58%	67,346
2006	23.859871	24.462177	2.52%	78,113
2005	22.409845	23.859871	6.47%	86,404
2004	20.898525	22.409845	7.23%	89,846
2003	16.694016	20.898525	25.19%	104,342

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and

•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Soloist®
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
2

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2013

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Equity and Income Fund - Class A (VKEIA)
26,827 shares (cost $237,411)	$246,543
Growth and Income Fund - Class A (VKGIA)
52,802 shares (cost $923,735)	1,105,665
Invesco Mid Cap Growth Fund - Class A (VKGA)
24,580 shares (cost $578,529)	688,718
Aberdeen Small Cap Fund - Class A (PRSCA)
77,961 shares (cost $1,021,514)	1,270,766
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
70,989 shares (cost $731,349)	751,068
U.S. Equity Fund - Institutional Service Class (ADUES)
133,360 shares (cost $1,154,920)	1,420,286
American Century International Growth Fund - Class A (TCIGA)
8,577 shares (cost $78,475)	99,322
American Century International Growth Fund - Investor Class (TCIGR)
51,224 shares (cost $474,141)	590,105
Growth Fund - Investor Class (TCG)
208,107 shares (cost $4,474,932)	5,593,915
Income & Growth Fund - Class A (ACIGA)
56,628 shares (cost $1,594,917)	1,544,825
Income & Growth Fund - Investor Class (IGF)
90,074 shares (cost $2,489,928)	2,459,018
Short-Term Government Fund - Investor Class (BSTG)
210,950 shares (cost $2,050,398)	2,048,328
Ultra(R) Fund - Investor Class (TCUL)
228,625 shares (cost $5,819,971)	5,953,401
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
226,317 shares (cost $932,503)	964,112
Appreciation Fund, Inc. (DAF)
62,925 shares (cost $2,449,649)	2,764,277
Balanced Opportunity Fund - Class Z (DPBOZ)
42,738 shares (cost $689,250)	766,722
Dreyfus S&P 500 Index Fund (DSPI)
243,742 shares (cost $8,689,890)	9,362,122
Intermediate Term Income Fund - Class A (DPITIA)
107,090 shares (cost $1,357,881)	1,514,256
Opportunistic Small Cap Fund (DROSC)
736 shares (cost $18,417)	20,188
Third Century Fund, Inc. - Class Z (DTC)
47,794 shares (cost $409,538)	526,206
Bond Fund - Class F Shares (FBDF)
228,369 shares (cost $2,024,967)	2,212,897
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2,702 shares (cost $46,026)	52,072
High Yield Trust (FHYT)
491,631 shares (cost $2,956,258)	3,126,771
Intermediate Corporate Bond Fund - Service Shares (FIIF)
61,681 shares (cost $622,474)	636,547
Advisor Balanced Fund - Class A (FABA)
8,197 shares (cost $123,458)	135,167
Advisor Balanced Fund - Class T (FAB)
75,719 shares (cost $1,179,360)	1,259,214
Advisor Equity Growth Fund - Class A (FAEGA)
9,877 shares (cost $499,153)	607,253

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Advisor Equity Income Fund - Class A (FAEIA)
71,592 shares (cost $1,741,756)	1,832,048
Advisor Equity Income Fund - Class T (FAEI)
67,049 shares (cost $1,757,177)	1,742,591
Advisor Growth Opportunities Fund - Class A (FAGOA)
11,291 shares (cost $329,083)	467,340
Advisor Growth Opportunities Fund - Class T (FAGO)
46,763 shares (cost $1,650,962)	1,944,388
Advisor High Income Advantage Fund - Class T (FAHY)
67,738 shares (cost $629,666)	702,447
Advisor Overseas Fund - Class A (FAOA)
363 shares (cost $7,135)	6,351
Asset Manager 50% (FAM)
100,436 shares (cost $1,541,389)	1,652,167
Balance Sheet Investment Fund - Class A (FRBSI)
44,213 shares (cost $1,934,524)	1,861,823
Foreign Fund - Class A (TFF)
168,425 shares (cost $847,474)	1,157,080
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
191,865 shares (cost $4,366,091)	4,280,498
Small-Mid Cap Growth Fund - Class A (FSCG)
28,155 shares (cost $887,261)	955,293
Real Estate Fund - Class A (AREA)
40,689 shares (cost $928,619)	993,621
Small Cap Growth Fund - Investor Class (ASCGI)
11,448 shares (cost $314,885)	353,975
Janus Balanced Fund - Class S (JBS)
46,791 shares (cost $1,166,352)	1,226,855
Class T (JF)
106,117 shares (cost $2,452,864)	3,390,427
Janus Overseas Fund - Class S (JOS)
7,870 shares (cost $351,693)	267,829
Janus Twenty Fund - Class T (JTF)
224,736 shares (cost $11,386,684)	13,947,138
Janus Worldwide Fund - Class T (JWF)
39,191 shares (cost $1,479,869)	1,851,794
Janus Worldwide Fund - Class S (JWS)
4,779 shares (cost $168,205)	229,330
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
162,626 shares (cost $1,890,215)	2,101,123
MFS Strategic Income Fund - Class A (MSI)
226,475 shares (cost $1,429,700)	1,564,943
Bond Fund - Institutional Service Class (NBF)
140,822 shares (cost $1,348,706)	1,436,386
Bond Index Fund - Class A (NBIXA)
35,587 shares (cost $411,037)	418,503
Fund - Class A (NFA)
70,086 shares (cost $1,012,588)	1,078,627
Nationwide Fund - Institutional Service Class (NF)
149,474 shares (cost $1,877,360)	2,267,526
Government Bond Fund - Institutional Service Class (NGBF)
362,820 shares (cost $3,893,044)	3,791,468
Nationwide Growth Fund - Institutional Class (NGF)
33,140 shares (cost $204,929)	326,757
International Index Fund - Class A (NIIXA)
765 shares (cost $5,921)	5,494
Investor Destinations Aggressive Fund - Service Class (IDAS)
158,083 shares (cost $1,233,216)	1,436,977
Investor Destinations Conservative Fund - Service Class (IDCS)
86,411 shares (cost $867,240)	896,082
Investor Destinations Moderate Fund - Service Class (IDMS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

485,124 shares (cost $4,670,911)	4,826,983
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
351,858 shares (cost $3,071,354)	3,405,983
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
129,881 shares (cost $1,212,393)	1,350,765
Mid Cap Market Index Fund - Class A (NMCIXA)
51,402 shares (cost $616,459)	753,045
Money Market Fund - Prime Shares (MMF)
8,658,787 shares (cost $8,658,787)	8,658,787
Money Market Fund - Service Class (MMFR)
3,942,002 shares (cost $3,942,002)	3,942,002
Nationwide Growth Fund - Class A (NGFA)
48,149 shares (cost $396,431)	460,785
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
127,214 shares (cost $1,108,745)	1,270,864
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
38,274 shares (cost $394,691)	398,053
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
209,392 shares (cost $2,167,455)	2,357,756
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
253,329 shares (cost $2,396,568)	2,827,146
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
83,140 shares (cost $840,810)	913,704
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
11,943 shares (cost $113,351)	119,906
S&P 500 Index Fund - Service Class (NIXR)
219,863 shares (cost $2,069,318)	2,572,401
Small Cap Index Fund - Class A (NSCIXA)
41,443 shares (cost $381,456)	495,239
Templeton NVIT International Value Fund - Class III (NVTIV3)
8,926 shares (cost $107,625)	108,983
Genesis Fund - Trust Class (NBGST)
165,354 shares (cost $7,488,517)	8,380,147
Guardian Fund - Investor Class (NBGF)
88,451 shares (cost $1,342,383)	1,368,338
Guardian Fund - Trust Class (NBGT)
14,219 shares (cost $183,676)	169,494
Large Cap Value Fund: Investor Class (PF)
93,699 shares (cost $2,496,536)	2,632,948
Large Cap Value Fund: Trust Class (NBPT)
7,917 shares (cost $174,109)	170,613
Short Duration Bond Fund - Investor Class (NLMB)
89,610 shares (cost $708,343)	719,566
Socially Responsive Fund - Trust Class (NBSRT)
55,046 shares (cost $836,830)	1,016,149
Oppenheimer Capital Appreciation Fund - Class A (OCAF)
19,416 shares (cost $750,793)	939,359
Oppenheimer Global Fund - Class A (OGF)
64,419 shares (cost $3,715,694)	4,155,013
Global Strategic Income Fund - Class A (OSI)
476,249 shares (cost $2,033,219)	2,076,447
PIMCO Total Return Fund - Class A (PMTRA)
279,074 shares (cost $3,133,691)	3,136,792
VP International Fund - Class IV (ACVI4)
161,843 shares (cost $1,331,132)	1,443,638
Capital & Income Fund (FCI)
45,368 shares (cost $358,040)	431,000
Equity-Income Fund (FEI)
111,707 shares (cost $5,579,275)	5,256,922
High Income Portfolio - Initial Class (FHIP)
3,403 shares (cost $19,091)	19,770
Magellan Fund (FMG)
84,308 shares (cost $7,402,791)	6,177,260

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Puritan Fund (FPR)
260,629 shares (cost $4,825,359)	5,058,808
VIP Overseas Portfolio - Service Class 2 R (FO2R)
97,685 shares (cost $1,403,325)	1,543,427
Templeton Foreign Securities Fund - Class 3 (TIF3)
179,139 shares (cost $2,228,967)	2,565,269
Global Securities Fund/VA - Class 4 (OVGS4)
145,812 shares (cost $3,961,911)	4,712,637
Voyager Fund - Class A (PVF)
9,279 shares (cost $205,173)	204,511
Dynamics Fund - Investor Class (IDF)
146,975 shares (cost $3,046,419)	3,399,543
Putnam International Equity Fund - Class A (PUIGA)
217 shares (cost $4,889)	4,175
Virtus Balanced Fund - Class A (PBF)
66,488 shares (cost $898,776)	984,019
Advisors Small Cap Fund - Class A (WRASCA)
44,346 shares (cost $643,804)	638,144
Advantage Common Stock Fund - Investor Class (SCS)
112,397 shares (cost $2,064,702)	2,347,966
Advantage Funds(R) - Enterprise Fund - Investor Class (SE)
4,117 shares (cost $125,331)	152,774
Advantage Growth Fund - Investor Class (SGR)
24,234 shares (cost $806,677)	963,525
Advantage - Large Cap Core - Investor Class (WFLCCI)
4,342 shares (cost $34,533)	42,207
Advantage Large Cap Growth Fund - Investor Class (STR)
48,881 shares (cost $1,306,206)	1,659,518
Equity Value Fund - Administrative Class (WFEVAD)
48,310 shares (cost $572,932)	660,879

Total Investments	$199,399,905

Accounts Receivable-High-Yield Opportunities Fund - Institutional Class (DWHYOI)	1,628
Accounts Receivable-Advisor Overseas Fund - Class A (FAOA)	11

Other Accounts Payable	(690)

$199,400,854

Contract Owners’ Equity:
Accumulation units	199,399,653
Contracts in payout (annuitization) period (note 1f)	1,201

Total Contract Owners’ Equity (note 5)	$199,400,854

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA
Reinvested dividends	$2,940,604	4,023	19,055	-	-	8,267	15,240	1,372
Mortality and expense risk charges (note 2)	(2,550,238)	(2,177)	(14,154)	(8,559)	(17,597)	(9,730)	(19,220)	(1,099)

Net investment income (loss)	390,366	1,846	4,901	(8,559)	(17,597)	(1,463)	(3,980)	273

Realized gain (loss) on investments	279,153	(18)	(71,131)	68,253	(12,943)	10,546	44,666	3,374
Change in unrealized gain (loss) on investments	20,575,074	16,143	227,547	15,751	190,490	15,778	164,878	14,082

Net gain (loss) on investments	20,854,227	16,125	156,416	84,004	177,547	26,324	209,544	17,456

Reinvested capital gains	1,766,527	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,011,120	17,971	161,317	75,445	159,950	24,861	205,564	17,729

Investment Activity:	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF
Reinvested dividends	$10,416	49,349	28,185	53,622	6,643	30,081	62,451	46,427
Mortality and expense risk charges (note 2)	(7,621)	(74,168)	(17,955)	(33,883)	(24,996)	(80,357)	(10,950)	(35,707)

Net investment income (loss)	2,795	(24,819)	10,230	19,739	(18,353)	(50,276)	51,501	10,720

Realized gain (loss) on investments	29,688	354,092	(36,249)	(95,073)	7,475	(111,580)	5,248	47,246
Change in unrealized gain (loss) on investments	77,143	165,201	208,632	394,582	(19,733)	908,674	64,253	185,136

Net gain (loss) on investments	106,831	519,293	172,383	299,509	(12,258)	797,094	69,501	232,382

Reinvested capital gains	-	174,388	-	-	11,619	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$109,626	668,862	182,613	319,248	(18,992)	746,818	121,002	243,102

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT
Reinvested dividends	$9,259	167,976	37,307	-	3,696	94,783	2,893	176,941
Mortality and expense risk charges (note 2)	(9,747)	(123,673)	(20,970)	(178)	(7,193)	(25,088)	(1,254)	(33,568)

Net investment income (loss)	(488)	44,303	16,337	(178)	(3,497)	69,695	1,639	143,373

Realized gain (loss) on investments	(19,500)	179,486	49,214	529	38,411	19,368	13,012	69,991
Change in unrealized gain (loss) on investments	106,022	874,586	9,950	1,435	18,222	69,646	(2,695)	198,261

Net gain (loss) on investments	86,522	1,054,072	59,164	1,964	56,633	89,014	10,317	268,252

Reinvested capital gains	-	129,864	14,106	-	1,005	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$86,034	1,228,239	89,607	1,786	54,141	158,709	11,956	411,625

Investment Activity:	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO
Reinvested dividends	$25,847	2,130	13,647	-	46,315	38,643	-	-
Mortality and expense risk charges (note 2)	(7,756)	(2,015)	(14,722)	(8,403)	(23,642)	(22,385)	(5,435)	(25,877)

Net investment income (loss)	18,091	115	(1,075)	(8,403)	22,673	16,258	(5,435)	(25,877)

Realized gain (loss) on investments	11,222	(5,081)	1,134	4,572	(104,636)	(48,336)	6,992	50,933
Change in unrealized gain (loss) on investments	20,527	23,508	109,270	90,135	349,395	270,370	58,288	274,591

Net gain (loss) on investments	31,749	18,427	110,404	94,707	244,759	222,034	65,280	325,524

Reinvested capital gains	-	-	-	-	2,134	1,952	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$49,840	18,542	109,329	86,304	269,566	240,244	59,845	299,647

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG	AREA
Reinvested dividends	$31,506	89	25,971	27,260	24,602	80,952	-	4,231
Mortality and expense risk charges (note 2)	(8,249)	(59)	(21,448)	(23,735)	(13,964)	(54,407)	(11,988)	(13,208)

Net investment income (loss)	23,257	30	4,523	3,525	10,638	26,545	(11,988)	(8,977)

Realized gain (loss) on investments	(6,059)	(196)	(7,120)	(294,957)	(111,364)	(199,976)	(26,991)	37,380
Change in unrealized gain (loss) on investments	71,204	1,210	150,317	467,245	272,676	717,395	43,565	46,860

Net gain (loss) on investments	65,145	1,014	143,197	172,288	161,312	517,419	16,574	84,240

Reinvested capital gains	8,478	15	1,501	89,478	-	-	88,911	78,992

Net increase (decrease) in contract owners’ equity resulting from operations	$96,880	1,059	149,221	265,291	171,950	543,964	93,497	154,255

Investment Activity:	ASCGI	JBS	JF	JOS	JTF	JWF	JWS	LSC
Reinvested dividends	$-	26,968	20,458	7,875	97,797	18,200	1,576	-
Mortality and expense risk charges (note 2)	(4,647)	(14,105)	(44,563)	(3,876)	(183,968)	(23,623)	(2,675)	(27,050)

Net investment income (loss)	(4,647)	12,863	(24,105)	3,999	(86,171)	(5,423)	(1,099)	(27,050)

Realized gain (loss) on investments	84,992	52,192	130,589	(55,682)	927,894	9,174	5,997	(23,226)
Change in unrealized gain (loss) on investments	(19,057)	33,740	415,309	72,704	1,728,832	303,982	29,554	264,029

Net gain (loss) on investments	65,935	85,932	545,898	17,022	2,656,726	313,156	35,551	240,803

Reinvested capital gains	29,157	34,369	-	-	-	-	-	52,642

Net increase (decrease) in contract owners’ equity resulting from operations	$90,445	133,164	521,793	21,021	2,570,555	307,733	34,452	266,395

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA
Reinvested dividends	$66,852	50,121	10,264	13,068	33,591	71,404	2,023	148
Mortality and expense risk charges (note 2)	(18,739)	(18,601)	(5,528)	(14,504)	(31,435)	(44,491)	(4,558)	(65)

Net investment income (loss)	48,113	31,520	4,736	(1,436)	2,156	26,913	(2,535)	83

Realized gain (loss) on investments	4,533	9,867	1,774	450	(156,117)	(8,790)	34,751	(323)
Change in unrealized gain (loss) on investments	72,921	38,371	45	135,379	462,253	(34,051)	12,213	1,130

Net gain (loss) on investments	77,454	48,238	1,819	135,829	306,136	(42,841)	46,964	807

Reinvested capital gains	-	15,740	3,487	-	-	94,623	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$125,567	95,498	10,042	134,393	308,292	78,695	44,429	890

Investment Activity:	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR
Reinvested dividends	$25,676	17,543	86,362	62,287	25,012	6,758	-	-
Mortality and expense risk charges (note 2)	(18,085)	(11,721)	(60,627)	(42,343)	(16,537)	(9,610)	(109,955)	(49,237)

Net investment income (loss)	7,591	5,822	25,735	19,944	8,475	(2,852)	(109,955)	(49,237)

Realized gain (loss) on investments	(76,783)	19,743	(57,282)	(210,689)	(1,445)	(19,940)	-	-
Change in unrealized gain (loss) on investments	238,752	(2,506)	456,100	570,111	64,920	115,553	-	-

Net gain (loss) on investments	161,969	17,237	398,818	359,422	63,475	95,613	-	-

Reinvested capital gains	15,389	15,359	22,135	21,540	18,689	29,991	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$184,949	38,418	446,688	400,906	90,639	122,752	(109,955)	(49,237)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR
Reinvested dividends	$1,463	18,971	7,030	38,246	45,184	15,378	424	40,736
Mortality and expense risk charges (note 2)	(5,751)	(15,517)	(4,708)	(33,741)	(36,366)	(11,760)	(1,381)	(31,554)

Net investment income (loss)	(4,288)	3,454	2,322	4,505	8,818	3,618	(957)	9,182

Realized gain (loss) on investments	12,019	89,499	917	181,809	(135,443)	32,967	(3,113)	(23,826)
Change in unrealized gain (loss) on investments	39,575	72,758	4,921	26,431	447,622	12,639	17,190	311,103

Net gain (loss) on investments	51,594	162,257	5,838	208,240	312,179	45,606	14,077	287,277

Reinvested capital gains	-	-	4,983	-	-	3,688	-	22,395

Net increase (decrease) in contract owners’ equity resulting from operations	$47,306	165,711	13,143	212,745	320,997	52,912	13,120	318,854

Investment Activity:	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT	NLMB
Reinvested dividends	$6,961	2,472	17,348	17,035	2,500	34,458	2,147	13,710
Mortality and expense risk charges (note 2)	(6,524)	(1,097)	(109,145)	(18,751)	(1,932)	(35,963)	(2,144)	(8,782)

Net investment income (loss)	437	1,375	(91,797)	(1,716)	568	(1,505)	3	4,928

Realized gain (loss) on investments	7,504	(2,576)	79,546	(3,355)	242	(47,429)	(12,395)	(18,380)
Change in unrealized gain (loss) on investments	46,852	14,935	383,950	118,670	10,996	442,388	37,193	32,719

Net gain (loss) on investments	54,356	12,359	463,496	115,315	11,238	394,959	24,798	14,339

Reinvested capital gains	17,633	1,461	338,710	37,704	5,996	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$72,426	15,195	710,409	151,303	17,802	393,454	24,801	19,267

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI4	FCI	FEI
Reinvested dividends	$8,915	5,837	40,424	87,554	120,971	10,123	23,239	149,109
Mortality and expense risk charges (note 2)	(12,696)	(12,215)	(52,454)	(16,686)	(38,918)	(18,125)	(5,475)	(67,855)

Net investment income (loss)	(3,781)	(6,378)	(12,030)	70,868	82,053	(8,002)	17,764	81,254

Realized gain (loss) on investments	(593)	2,837	57,012	21,743	25,636	(119,642)	11,137	(125,100)
Change in unrealized gain (loss) on investments	103,238	135,853	662,728	86,333	85,073	384,208	27,076	786,371

Net gain (loss) on investments	102,645	138,690	719,740	108,076	110,709	264,566	38,213	661,271

Reinvested capital gains	-	-	6,697	-	72,494	-	2,162	-

Net increase (decrease) in contract owners’ equity resulting from operations	$98,864	132,312	714,407	178,944	265,256	256,564	58,139	742,525

Investment Activity:	FHIP	FMG	FPR	FO2R	TIF3	OVGS4	PVF	IDF
Reinvested dividends	$1,118	85,246	94,196	24,408	71,705	83,498	2,374	33,021
Mortality and expense risk charges (note 2)	(267)	(82,411)	(67,534)	(18,207)	(30,512)	(57,571)	(2,395)	(45,597)

Net investment income (loss)	851	2,835	26,662	6,201	41,193	25,927	(21)	(12,576)

Realized gain (loss) on investments	(135)	(389,471)	34,176	(125,460)	(157,887)	(208,394)	7,002	193,701
Change in unrealized gain (loss) on investments	2,052	1,324,018	433,737	368,030	482,433	1,028,403	20,209	229,448

Net gain (loss) on investments	1,917	934,547	467,913	242,570	324,546	820,009	27,211	423,149

Reinvested capital gains	-	1,768	93,415	4,791	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,768	939,150	587,990	253,562	365,739	845,936	27,190	410,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PUIGA	PBF	WRASCA	SCS	SE	SGR	WFLCCI	STR
Reinvested dividends	$40	12,641	-	-	-	-	309	-
Mortality and expense risk charges (note 2)	(54)	(12,322)	(7,689)	(29,630)	(1,959)	(12,479)	(1,063)	(22,036)

Net investment income (loss)	(14)	319	(7,689)	(29,630)	(1,959)	(12,479)	(754)	(22,036)

Realized gain (loss) on investments	(11)	(1,779)	41,836	31,657	13,547	165,555	19,587	60,598
Change in unrealized gain (loss) on investments	722	88,719	28,449	207,448	13,980	(14,047)	(3,623)	124,362

Net gain (loss) on investments	711	86,940	70,285	239,105	27,527	151,508	15,964	184,960

Reinvested capital gains	-	-	32,406	149,596	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$697	87,259	95,002	359,071	25,568	139,029	15,210	162,924

Investment Activity:	WFEVAD	OCHI
Reinvested dividends	$10,143	18,508
Mortality and expense risk charges (note 2)	(8,800)	(2,492)

Net investment income (loss)	1,343	16,016

Realized gain (loss) on investments	18,574	(28,260)
Change in unrealized gain (loss) on investments	63,952	55,136

Net gain (loss) on investments	82,526	26,876

Reinvested capital gains	15,064	-

Net increase (decrease) in contract owners’ equity resulting from operations	$98,933	42,892

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		VKEIA		VKGIA		VKGA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$390,366	218,316	1,846	649	4,901	2,388	(8,559)	(10,031)
Realized gain (loss) on investments	279,153	(1,015,721)	(18)	(337)	(71,131)	(52,831)	68,253	30,058
Change in unrealized gain (loss) on investments	20,575,074	(9,512,337)	16,143	(7,012)	227,547	10,483	15,751	(166,934)
Reinvested capital gains	1,766,527	3,578,755	-	-	-	-	-	57,244

Net increase (decrease) in contract owners’ equity resulting from operations	23,011,120	(6,730,987)	17,971	(6,700)	161,317	(39,960)	75,445	(89,663)

Equity transactions:
Purchase payments received from contract owners (note 3)	10,484,322	11,488,576	7,987	577	42,963	64,949	8,546	11,471
Transfers between funds	-	-	132,874	101,853	(54,269)	(99,492)	(18,981)	50,825
Redemptions (note 3)	(29,725,893)	(34,450,113)	(5,261)	(2,749)	(398,008)	(309,264)	(135,641)	(104,852)
Annuity benefits	(280)	(280)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(182,728)	(201,796)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(34,979)	(66,493)	-	-	(437)	(973)	(291)	(370)
Adjustments to maintain reserves	(3,231)	(3,896)	(3)	(4)	(41)	(79)	(34)	(49)

Net equity transactions	(19,462,789)	(23,234,002)	135,597	99,677	(409,792)	(344,859)	(146,401)	(42,975)

Net change in contract owners’ equity	3,548,331	(29,964,989)	153,568	92,977	(248,475)	(384,819)	(70,956)	(132,638)
Contract owners’ equity beginning of period	195,852,523	225,817,512	92,977	-	1,354,117	1,738,936	759,645	892,283

Contract owners’ equity end of period	$199,400,854	195,852,523	246,545	92,977	1,105,642	1,354,117	688,689	759,645

CHANGES IN UNITS:
Beginning units	11,451,764	12,465,191	9,998	-	86,270	107,293	37,463	39,537
Units purchased	1,880,679	2,779,569	14,429	10,302	5,405	7,900	1,978	7,565
Units redeemed	(3,069,203)	(3,792,996)	(621)	(304)	(29,249)	(28,923)	(8,702)	(9,639)

Ending units	10,263,240	11,451,764	23,806	9,998	62,426	86,270	30,739	37,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PRSCA		ADGFIS		ADUES		TCIGA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(17,597)	(15,246)	(1,463)	15,073	(3,980)	(1,122)	273	(455)
Realized gain (loss) on investments	(12,943)	(159,732)	10,546	24,665	44,666	1,492	3,374	764
Change in unrealized gain (loss) on investments	190,490	60,098	15,778	(18,477)	164,878	100,488	14,082	(14,463)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	159,950	(114,880)	24,861	21,261	205,564	100,858	17,729	(14,154)

Equity transactions:
Purchase payments received from contract owners (note 3)	49,173	67,511	88,381	42,034	46,409	8,954	-	-
Transfers between funds	(51,539)	(108,572)	(43,815)	(65,647)	(79,644)	1,374,079	-	-
Redemptions (note 3)	(243,530)	(327,612)	(93,101)	(105,752)	(210,633)	(23,113)	(12,761)	(1,343)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,327)	(1,570)	(839)	(909)	(1,779)	(336)	-	-
Contingent deferred sales charges (note 2)	(30)	(60)	-	(4)	(59)	-	(3)	-
Adjustments to maintain reserves	(30)	(33)	(19)	(5)	(14)	(4)	(10)	(14)

Net equity transactions	(247,283)	(370,336)	(49,393)	(130,283)	(245,720)	1,359,580	(12,774)	(1,357)

Net change in contract owners’ equity	(87,333)	(485,216)	(24,532)	(109,022)	(40,156)	1,460,438	4,955	(15,511)
Contract owners’ equity beginning of period	1,358,086	1,843,302	775,593	884,615	1,460,438	-	94,360	109,871

Contract owners’ equity end of period	$1,270,753	1,358,086	751,061	775,593	1,420,282	1,460,438	99,315	94,360

CHANGES IN UNITS:
Beginning units	65,597	81,745	69,098	80,749	136,054	-	12,184	12,326
Units purchased	2,858	16,676	10,971	21,537	3,997	138,254	-	-
Units redeemed	(13,797)	(32,824)	(15,308)	(33,188)	(24,826)	(2,200)	(1,518)	(142)

Ending units	54,658	65,597	64,761	69,098	115,225	136,054	10,666	12,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TCIGR		TCG		ACIGA		IGF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,795	(497)	(24,819)	(48,536)	10,230	2,238	19,739	7,080
Realized gain (loss) on investments	29,688	43,110	354,092	209,226	(36,249)	(58,319)	(95,073)	(118,959)
Change in unrealized gain (loss) on investments	77,143	(134,431)	165,201	(474,120)	208,632	78,809	394,582	160,980
Reinvested capital gains	-	-	174,388	193,728	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	109,626	(91,818)	668,862	(119,702)	182,613	22,728	319,248	49,101

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	202,939	249,939	39,673	63,847	118,011	133,803
Transfers between funds	(11,292)	(10,285)	(117,249)	(31,259)	46,493	(100,112)	(71,934)	(82,219)
Redemptions (note 3)	(101,585)	(115,380)	(676,969)	(557,048)	(148,452)	(97,876)	(443,410)	(397,636)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(907)	(1,049)	(5,956)	(6,363)	-	-	(4,326)	(4,655)
Contingent deferred sales charges (note 2)	-	(7)	(440)	(538)	(413)	(123)	(167)	(143)
Adjustments to maintain reserves	7	(13)	(71)	(2,368)	(47)	(63)	1	(23)

Net equity transactions	(113,777)	(126,734)	(597,746)	(347,637)	(62,746)	(134,327)	(401,825)	(350,873)

Net change in contract owners’ equity	(4,151)	(218,552)	71,116	(467,339)	119,867	(111,599)	(82,577)	(301,772)
Contract owners’ equity beginning of period	594,261	812,813	5,522,792	5,990,131	1,424,932	1,536,531	2,541,597	2,843,369

Contract owners’ equity end of period	$590,110	594,261	5,593,908	5,522,792	1,544,799	1,424,932	2,459,020	2,541,597

CHANGES IN UNITS:
Beginning units	26,185	31,164	171,700	173,962	156,001	170,813	134,955	153,519
Units purchased	-	-	10,678	21,476	11,028	9,410	12,029	11,566
Units redeemed	(4,567)	(4,979)	(37,543)	(23,738)	(17,117)	(24,222)	(31,464)	(30,130)

Ending units	21,618	26,185	144,835	171,700	149,912	156,001	115,520	134,955

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	BSTG		TCUL		DWHYOI		DAF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(18,353)	(9,709)	(50,276)	(81,386)	51,501	55,797	10,720	5,210
Realized gain (loss) on investments	7,475	16,904	(111,580)	(145,626)	5,248	47,417	47,246	17,753
Change in unrealized gain (loss) on investments	(19,733)	(15,585)	908,674	236,171	64,253	(102,254)	185,136	149,628
Reinvested capital gains	11,619	14,248	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,992)	5,858	746,818	9,159	121,002	960	243,102	172,591

Equity transactions:
Purchase payments received from contract owners (note 3)	93,881	124,212	185,131	212,130	80,055	48,490	160,655	137,835
Transfers between funds	39,278	(29,001)	(145,591)	(20,357)	199,702	(56,965)	(12,209)	237,177
Redemptions (note 3)	(187,674)	(318,239)	(832,190)	(833,712)	(108,485)	(60,690)	(413,153)	(403,464)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,573)	(1,731)	(7,758)	(8,513)	(924)	(893)	(1,953)	(1,971)
Contingent deferred sales charges (note 2)	(40)	(626)	(170)	(623)	(74)	(5)	(176)	(1,417)
Adjustments to maintain reserves	41	15	(68)	(17)	5	14	(50)	(81)

Net equity transactions	(56,087)	(225,370)	(800,646)	(651,092)	170,279	(70,049)	(266,886)	(31,921)

Net change in contract owners’ equity	(75,079)	(219,512)	(53,828)	(641,933)	291,281	(69,089)	(23,784)	140,670
Contract owners’ equity beginning of period	2,123,419	2,342,931	6,007,201	6,649,134	674,459	743,548	2,788,053	2,647,383

Contract owners’ equity end of period	$2,048,340	2,123,419	5,953,373	6,007,201	965,740	674,459	2,764,269	2,788,053

CHANGES IN UNITS:
Beginning units	110,359	118,333	376,005	421,165	43,302	48,155	221,462	224,836
Units purchased	18,673	36,706	14,443	17,209	22,347	28,354	33,645	47,335
Units redeemed	(20,634)	(44,680)	(62,242)	(62,369)	(12,284)	(33,207)	(53,363)	(50,709)

Ending units	108,398	110,359	328,206	376,005	53,365	43,302	201,744	221,462

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DPBOZ		DSPI		DPITIA		DROSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(488)	194	44,303	20,171	16,337	24,745	(178)	(4)
Realized gain (loss) on investments	(19,500)	(49,541)	179,486	159,867	49,214	20,372	529	-
Change in unrealized gain (loss) on investments	106,022	29,302	874,586	(188,251)	9,950	42,132	1,435	336
Reinvested capital gains	-	-	129,864	57,477	14,106	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	86,034	(20,045)	1,228,239	49,264	89,607	87,249	1,786	332

Equity transactions:
Purchase payments received from contract owners (note 3)	36,711	38,317	535,107	521,750	91,484	69,002	-	-
Transfers between funds	21,813	(64,598)	(513,098)	(242,092)	152,581	71,785	11,584	7,543
Redemptions (note 3)	(138,261)	(189,225)	(1,028,422)	(1,024,507)	(357,061)	(230,731)	(1,055)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(744)	(911)	(13,055)	(14,371)	(1,468)	(1,806)	-	-
Contingent deferred sales charges (note 2)	(61)	(47)	(362)	(877)	(599)	(495)	-	-
Adjustments to maintain reserves	(48)	(12)	(13)	-	(70)	99	(2)	(2)

Net equity transactions	(80,590)	(216,476)	(1,019,843)	(760,097)	(115,133)	(92,146)	10,527	7,541

Net change in contract owners’ equity	5,444	(236,521)	208,396	(710,833)	(25,526)	(4,897)	12,313	7,873
Contract owners’ equity beginning of period	761,263	997,784	9,153,730	9,864,563	1,539,777	1,544,674	7,873	-

Contract owners’ equity end of period	$766,707	761,263	9,362,126	9,153,730	1,514,251	1,539,777	20,186	7,873

CHANGES IN UNITS:
Beginning units	73,716	93,691	308,314	333,365	126,265	134,162	735	-
Units purchased	6,122	3,693	20,102	36,435	24,371	15,208	1,136	735
Units redeemed	(13,551)	(23,668)	(51,685)	(61,486)	(33,258)	(23,105)	(291)	-

Ending units	66,287	73,716	276,731	308,314	117,378	126,265	1,580	735

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DTC		FBDF		FEQIF		FHYT
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,497)	(3,635)	69,695	72,297	1,639	1,606	143,373	159,836
Realized gain (loss) on investments	38,411	42,666	19,368	24,707	13,012	(3,066)	69,991	91,683
Change in unrealized gain (loss) on investments	18,222	(39,140)	69,646	(15,656)	(2,695)	7,195	198,261	(233,710)
Reinvested capital gains	1,005	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	54,141	(109)	158,709	81,348	11,956	5,735	411,625	17,809

Equity transactions:
Purchase payments received from contract owners (note 3)	12,610	15,328	140,669	113,828	7,700	6,829	158,363	186,286
Transfers between funds	(7,672)	3,579	403,995	(236)	(56,061)	(2,117)	769,317	(144,694)
Redemptions (note 3)	(63,632)	(123,992)	(226,003)	(484,484)	(24,190)	(10,768)	(535,046)	(915,237)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(689)	(735)	(1,937)	(1,900)	-	-	(1,288)	(1,309)
Contingent deferred sales charges (note 2)	-	(61)	(230)	(398)	-	-	(1,686)	(329)
Adjustments to maintain reserves	(3)	(37)	18	(38)	(15)	1	(245)	(131)

Net equity transactions	(59,386)	(105,918)	316,512	(373,228)	(72,566)	(6,055)	389,415	(875,414)

Net change in contract owners’ equity	(5,245)	(106,027)	475,221	(291,880)	(60,610)	(320)	801,040	(857,605)
Contract owners’ equity beginning of period	531,455	637,482	1,737,713	2,029,593	112,671	112,991	2,325,698	3,183,303

Contract owners’ equity end of period	$526,210	531,455	2,212,934	1,737,713	52,061	112,671	3,126,738	2,325,698

CHANGES IN UNITS:
Beginning units	31,777	39,481	84,745	103,684	11,965	12,695	137,795	190,156
Units purchased	3,683	1,270	29,647	17,543	2,434	752	80,476	70,790
Units redeemed	(5,312)	(8,974)	(14,974)	(36,482)	(9,381)	(1,482)	(60,692)	(123,151)

Ending units	30,148	31,777	99,418	84,745	5,018	11,965	157,579	137,795

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIIF		FABA		FAB		FAEGA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$18,091	24,475	115	676	(1,075)	216	(8,403)	(8,938)
Realized gain (loss) on investments	11,222	19,591	(5,081)	(4,023)	1,134	(5,300)	4,572	(257)
Change in unrealized gain (loss) on investments	20,527	(35,985)	23,508	4,043	109,270	4,571	90,135	2,833
Reinvested capital gains	-	7,128	-	-	-	-	-	1,355

Net increase (decrease) in contract owners’ equity resulting from operations	49,840	15,209	18,542	696	109,329	(513)	86,304	(5,007)

Equity transactions:
Purchase payments received from contract owners (note 3)	15,899	13,962	2,800	6,725	76,593	26,667	28,468	48,762
Transfers between funds	25,573	(58,036)	30	(15,136)	139,682	(48,987)	(26,070)	(35,521)
Redemptions (note 3)	(102,796)	(185,196)	(88,876)	(59,794)	(86,930)	(41,411)	(152,681)	(70,990)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,071)	(1,064)	-	-
Contingent deferred sales charges (note 2)	(155)	(1,427)	(108)	(269)	(26)	(38)	(244)	(610)
Adjustments to maintain reserves	(8)	(54)	(11)	(37)	(10)	(23)	(30)	(16)

Net equity transactions	(61,487)	(230,751)	(86,165)	(68,511)	128,238	(64,856)	(150,557)	(58,375)

Net change in contract owners’ equity	(11,647)	(215,542)	(67,623)	(67,815)	237,567	(65,369)	(64,253)	(63,382)
Contract owners’ equity beginning of period	648,172	863,714	202,783	270,598	1,021,638	1,087,007	671,499	734,881

Contract owners’ equity end of period	$636,525	648,172	135,160	202,783	1,259,205	1,021,638	607,246	671,499

CHANGES IN UNITS:
Beginning units	41,523	56,098	17,211	23,021	59,697	63,448	95,472	103,042
Units purchased	8,068	8,149	230	555	11,584	1,830	4,907	8,725
Units redeemed	(11,726)	(22,724)	(7,050)	(6,365)	(4,780)	(5,581)	(23,882)	(16,295)

Ending units	37,865	41,523	10,391	17,211	66,501	59,697	76,497	95,472

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FAEIA		FAEI		FAGOA		FAGO
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$22,673	16,567	16,258	8,089	(5,435)	(4,984)	(25,877)	(24,758)
Realized gain (loss) on investments	(104,636)	(126,526)	(48,336)	(72,981)	6,992	(10,891)	50,933	50,611
Change in unrealized gain (loss) on investments	349,395	101,308	270,370	52,092	58,288	18,589	274,591	(14,582)
Reinvested capital gains	2,134	-	1,952	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	269,566	(8,651)	240,244	(12,800)	59,845	2,714	299,647	11,271

Equity transactions:
Purchase payments received from contract owners (note 3)	69,702	108,298	93,693	100,728	13,803	14,917	140,253	155,126
Transfers between funds	(64,987)	(62,966)	(36,615)	(28,773)	62,868	(13,784)	22,361	74,391
Redemptions (note 3)	(338,284)	(406,515)	(187,566)	(248,053)	(18,356)	(52,761)	(288,848)	(367,847)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,558)	(2,911)	-	-	(3,571)	(3,874)
Contingent deferred sales charges (note 2)	(319)	(938)	(57)	(307)	(60)	(192)	(412)	(147)
Adjustments to maintain reserves	(25)	(36)	(9)	(30)	(15)	(24)	(9)	(25)

Net equity transactions	(333,913)	(362,157)	(133,112)	(179,346)	58,240	(51,844)	(130,226)	(142,376)

Net change in contract owners’ equity	(64,347)	(370,808)	107,132	(192,146)	118,085	(49,130)	169,421	(131,105)
Contract owners’ equity beginning of period	1,896,404	2,267,212	1,635,451	1,827,597	349,256	398,386	1,774,960	1,906,065

Contract owners’ equity end of period	$1,832,057	1,896,404	1,742,583	1,635,451	467,341	349,256	1,944,381	1,774,960

CHANGES IN UNITS:
Beginning units	150,911	178,554	82,492	91,181	44,584	51,072	127,085	137,050
Units purchased	7,748	12,502	7,568	9,312	13,482	5,959	12,937	20,989
Units redeemed	(31,774)	(40,145)	(13,672)	(18,001)	(7,505)	(12,447)	(21,223)	(30,954)

Ending units	126,885	150,911	76,388	82,492	50,561	44,584	118,799	127,085

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FAHY		FAOA		FAM		FRBSI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$23,257	32,335	30	23	4,523	7,966	3,525	(16,287)
Realized gain (loss) on investments	(6,059)	(9,465)	(196)	(7)	(7,120)	(8,535)	(294,957)	(313,642)
Change in unrealized gain (loss) on investments	71,204	(32,621)	1,210	(1,414)	150,317	(34,358)	467,245	(82,866)
Reinvested capital gains	8,478	-	15	-	1,501	2,534	89,478	236,422

Net increase (decrease) in contract owners’ equity resulting from operations	96,880	(9,751)	1,059	(1,398)	149,221	(32,393)	265,291	(176,373)

Equity transactions:
Purchase payments received from contract owners (note 3)	2	55	-	-	103,564	99,692	70,402	120,893
Transfers between funds	61,357	18	-	-	123,106	52,802	(257,746)	(112,653)
Redemptions (note 3)	(56,290)	(90,822)	(772)	-	(328,078)	(249,093)	(258,259)	(461,010)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(835)	(1,011)	-	-	(2,672)	(2,876)	-	-
Contingent deferred sales charges (note 2)	-	-	(3)	-	(9)	(269)	(692)	(1,114)
Adjustments to maintain reserves	(30)	34	(9)	(10)	(13)	1	(71)	(62)

Net equity transactions	4,204	(91,726)	(784)	(10)	(104,102)	(99,743)	(446,366)	(453,946)

Net change in contract owners’ equity	101,084	(101,477)	275	(1,408)	45,119	(132,136)	(181,075)	(630,319)
Contract owners’ equity beginning of period	601,339	702,816	6,087	7,495	1,607,050	1,739,186	2,042,848	2,673,167

Contract owners’ equity end of period	$702,423	601,339	6,362	6,087	1,652,169	1,607,050	1,861,773	2,042,848

CHANGES IN UNITS:
Beginning units	25,766	29,851	678	678	67,768	71,921	109,046	131,609
Units purchased	3,129	6	-	-	9,965	9,219	5,052	10,240
Units redeemed	(2,614)	(4,091)	(86)	-	(14,348)	(13,372)	(26,867)	(32,803)

Ending units	26,281	25,766	592	678	63,385	67,768	87,231	109,046

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TFF		TMSF		FSCG		AREA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$10,638	12,112	26,545	37,601	(11,988)	(12,951)	(8,977)	(2,448)
Realized gain (loss) on investments	(111,364)	(339,729)	(199,976)	(209,951)	(26,991)	(3,571)	37,380	(4,575)
Change in unrealized gain (loss) on investments	272,676	157,507	717,395	46,372	43,565	(92,703)	46,860	18,142
Reinvested capital gains	-	-	-	-	88,911	46,486	78,992	-

Net increase (decrease) in contract owners’ equity resulting from operations	171,950	(170,110)	543,964	(125,978)	93,497	(62,739)	154,255	11,119

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	234,002	296,455	36,189	23,398	28,097	15,846
Transfers between funds	(11,131)	(101,902)	(188,339)	(211,602)	(22,125)	18,536	(132,127)	1,193,414
Redemptions (note 3)	(82,178)	(280,051)	(667,106)	(952,047)	(154,421)	(147,352)	(231,495)	(43,241)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,470)	(1,811)	(2,893)	(3,323)	-	-	-	-
Contingent deferred sales charges (note 2)	(3)	(77)	(612)	(1,667)	(244)	(34)	(1,991)	(207)
Adjustments to maintain reserves	(51)	(11)	(46)	(36)	(49)	(59)	(47)	(11)

Net equity transactions	(94,833)	(383,852)	(624,994)	(872,220)	(140,650)	(105,511)	(337,563)	1,165,801

Net change in contract owners’ equity	77,117	(553,962)	(81,030)	(998,198)	(47,153)	(168,250)	(183,308)	1,176,920
Contract owners’ equity beginning of period	1,079,973	1,633,935	4,361,527	5,359,725	1,002,423	1,170,673	1,176,920	-

Contract owners’ equity end of period	$1,157,090	1,079,973	4,280,497	4,361,527	955,270	1,002,423	993,612	1,176,920

CHANGES IN UNITS:
Beginning units	54,681	71,757	273,575	326,468	115,534	126,663	120,617	-
Units purchased	-	-	18,671	26,797	4,998	10,503	30,574	130,248
Units redeemed	(4,627)	(17,076)	(55,348)	(79,690)	(19,956)	(21,632)	(62,725)	(9,631)

Ending units	50,054	54,681	236,898	273,575	100,576	115,534	88,466	120,617

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ASCGI		JBS		JF		JOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(4,647)	(4,933)	12,863	8,901	(24,105)	(33,126)	3,999	(5,660)
Realized gain (loss) on investments	84,992	(7,093)	52,192	49,987	130,589	106,987	(55,682)	5,881
Change in unrealized gain (loss) on investments	(19,057)	17,820	33,740	(83,949)	415,309	(334,474)	72,704	(214,970)
Reinvested capital gains	29,157	10,555	34,369	19,862	-	-	-	25,511

Net increase (decrease) in contract owners’ equity resulting from operations	90,445	16,349	133,164	(5,199)	521,793	(260,613)	21,021	(189,238)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,134	8,665	13,162	43,694	110,550	141,881	9,318	15,553
Transfers between funds	(302,107)	253,730	90,719	243,174	(129,448)	(105,058)	(9,575)	107,613
Redemptions (note 3)	(26,709)	(47,225)	(215,828)	(213,071)	(448,589)	(588,570)	(76,586)	(100,445)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(5,450)	(6,106)	-	-
Contingent deferred sales charges (note 2)	(73)	(249)	(602)	(1,527)	-	(313)	(56)	(65)
Adjustments to maintain reserves	(18)	(43)	(15)	(61)	(47)	(36)	(3)	(5)

Net equity transactions	(321,773)	214,878	(112,564)	72,209	(472,984)	(558,202)	(76,902)	22,651

Net change in contract owners’ equity	(231,328)	231,227	20,600	67,010	48,809	(818,815)	(55,881)	(166,587)
Contract owners’ equity beginning of period	585,308	354,081	1,206,245	1,139,235	3,341,605	4,160,420	323,703	490,290

Contract owners’ equity end of period	$353,980	585,308	1,226,845	1,206,245	3,390,414	3,341,605	267,822	323,703

CHANGES IN UNITS:
Beginning units	52,838	31,371	98,460	92,967	226,017	264,736	32,863	32,990
Units purchased	2,583	29,214	13,255	32,036	6,605	8,507	7,275	13,832
Units redeemed	(27,971)	(7,747)	(21,775)	(26,543)	(34,072)	(47,226)	(15,612)	(13,959)

Ending units	27,450	52,838	89,940	98,460	198,550	226,017	24,526	32,863

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JTF		JWF		JWS		LSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(86,171)	(176,639)	(5,423)	(15,099)	(1,099)	(2,102)	(27,050)	(29,869)
Realized gain (loss) on investments	927,894	811,041	9,174	(53,936)	5,997	9,394	(23,226)	(44,613)
Change in unrealized gain (loss) on investments	1,728,832	(3,910,699)	303,982	(261,464)	29,554	(43,680)	264,029	(393,633)
Reinvested capital gains	-	1,927,831	-	-	-	-	52,642	201,878

Net increase (decrease) in contract owners’ equity resulting from operations	2,570,555	(1,348,466)	307,733	(330,499)	34,452	(36,388)	266,395	(266,237)

Equity transactions:
Purchase payments received from contract owners (note 3)	404,172	430,157	-	145	456	-	263,456	261,518
Transfers between funds	(42,484)	(686,662)	(5,550)	(16,700)	23,138	(895)	(247,635)	(96,218)
Redemptions (note 3)	(1,635,832)	(1,848,675)	(240,958)	(322,584)	(19,977)	(32,571)	(190,030)	(267,792)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18,581)	(20,315)	(3,695)	(4,423)	-	-	(1,957)	(2,708)
Contingent deferred sales charges (note 2)	(195)	(735)	-	(17)	(4)	(17)	(34)	(681)
Adjustments to maintain reserves	(55)	(98)	(28)	(11)	(21)	(60)	(62)	39

Net equity transactions	(1,292,975)	(2,126,328)	(250,231)	(343,590)	3,592	(33,543)	(176,262)	(105,842)

Net change in contract owners’ equity	1,277,580	(3,474,794)	57,502	(674,089)	38,044	(69,931)	90,133	(372,079)
Contract owners’ equity beginning of period	12,669,534	16,144,328	1,794,282	2,468,371	191,270	261,201	2,010,952	2,383,031

Contract owners’ equity end of period	$13,947,114	12,669,534	1,851,784	1,794,282	229,314	191,270	2,101,085	2,010,952

CHANGES IN UNITS:
Beginning units	466,181	554,286	136,743	159,288	16,166	18,742	99,730	104,955
Units purchased	36,632	16,757	-	22	1,978	126	21,096	28,198
Units redeemed	(82,269)	(104,862)	(16,926)	(22,567)	(1,729)	(2,702)	(29,107)	(33,423)

Ending units	420,544	466,181	119,817	136,743	16,415	16,166	91,719	99,730

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSI		NBF		NBIXA		NFA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$48,113	48,386	31,520	34,884	4,736	6,140	(1,436)	(1,947)
Realized gain (loss) on investments	4,533	(2,210)	9,867	15,761	1,774	404	450	(5,644)
Change in unrealized gain (loss) on investments	72,921	(8,396)	38,371	(9,218)	45	12,842	135,379	(69,340)
Reinvested capital gains	-	-	15,740	31,996	3,487	3,068	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	125,567	37,780	95,498	73,423	10,042	22,454	134,393	(76,931)

Equity transactions:
Purchase payments received from contract owners (note 3)	77,337	78,083	74,048	71,803	15,440	18,027	(107)	(25)
Transfers between funds	142,438	172,087	(48,114)	(28,571)	50,054	4,600	(141,659)	1,359,809
Redemptions (note 3)	(108,483)	(108,215)	(107,145)	(149,576)	(55,275)	(30,762)	(76,576)	(117,870)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(990)	(963)	(1,582)	(1,607)	-	-	(725)	(644)
Contingent deferred sales charges (note 2)	(335)	(78)	(5)	(92)	(105)	(113)	(1)	(981)
Adjustments to maintain reserves	2	(26)	(8)	(38)	(33)	(19)	(33)	(34)

Net equity transactions	109,969	140,888	(82,806)	(108,081)	10,081	(8,267)	(219,101)	1,240,255

Net change in contract owners’ equity	235,536	178,668	12,692	(34,658)	20,123	14,187	(84,708)	1,163,324
Contract owners’ equity beginning of period	1,329,413	1,150,745	1,423,676	1,458,334	398,381	384,194	1,163,324	-

Contract owners’ equity end of period	$1,564,949	1,329,413	1,436,368	1,423,676	418,504	398,381	1,078,616	1,163,324

CHANGES IN UNITS:
Beginning units	79,260	70,649	25,913	27,488	24,974	25,410	123,484	-
Units purchased	14,372	20,816	1,572	3,293	4,412	2,595	-	149,070
Units redeemed	(8,245)	(12,205)	(3,544)	(4,868)	(3,793)	(3,031)	(21,983)	(25,586)

Ending units	85,387	79,260	23,941	25,913	25,593	24,974	101,501	123,484

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NF		NGBF		NGF		NIIXA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,156	(4,563)	26,913	52,625	(2,535)	(5,280)	83	127
Realized gain (loss) on investments	(156,117)	(143,330)	(8,790)	(28,562)	34,751	24,186	(323)	(1,426)
Change in unrealized gain (loss) on investments	462,253	123,887	(34,051)	78,178	12,213	(30,533)	1,130	(1,143)
Reinvested capital gains	-	-	94,623	92,045	-	-	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	308,292	(24,006)	78,695	194,286	44,429	(11,627)	890	(2,441)

Equity transactions:
Purchase payments received from contract owners (note 3)	135,742	155,598	180,090	176,720	165	48	-	-
Transfers between funds	(416,743)	(98,555)	599,058	(99,941)	(8,182)	(1,830)	-	-
Redemptions (note 3)	(298,621)	(275,382)	(617,567)	(483,635)	(73,904)	(65,543)	(1,543)	(7,785)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,517)	(3,981)	(2,802)	(2,930)	(711)	(809)	-	-
Contingent deferred sales charges (note 2)	(204)	(423)	(170)	(1,188)	-	(4)	-	-
Adjustments to maintain reserves	(311)	111	72	75	19	(16)	(12)	(3)

Net equity transactions	(583,654)	(222,632)	158,681	(410,899)	(82,613)	(68,154)	(1,555)	(7,788)

Net change in contract owners’ equity	(275,362)	(246,638)	237,376	(216,613)	(38,184)	(79,781)	(665)	(10,229)
Contract owners’ equity beginning of period	2,542,778	2,789,416	3,554,137	3,770,750	364,967	444,748	6,158	16,387

Contract owners’ equity end of period	$2,267,416	2,542,778	3,791,513	3,554,137	326,783	364,967	5,493	6,158

CHANGES IN UNITS:
Beginning units	46,198	46,193	187,137	212,672	11,617	12,752	648	1,477
Units purchased	5,093	5,291	55,648	56,865	218	1	-	-
Units redeemed	(13,437)	(5,286)	(50,527)	(82,400)	(1,169)	(1,136)	(156)	(829)

Ending units	37,854	46,198	192,258	187,137	10,666	11,617	492	648

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IDAS		IDCS		IDMS		IDMAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$7,591	1,745	5,822	7,620	25,735	20,346	19,944	11,049
Realized gain (loss) on investments	(76,783)	(68,376)	19,743	44,231	(57,282)	(54,051)	(210,689)	(68,329)
Change in unrealized gain (loss) on investments	238,752	(4,137)	(2,506)	(35,858)	456,100	(59,414)	570,111	(79,545)
Reinvested capital gains	15,389	2,845	15,359	7,292	22,135	28,154	21,540	24,267

Net increase (decrease) in contract owners’ equity resulting from operations	184,949	(67,923)	38,418	23,285	446,688	(64,965)	400,906	(112,558)

Equity transactions:
Purchase payments received from contract owners (note 3)	108,893	129,013	14,777	16,274	242,700	234,726	304,177	300,382
Transfers between funds	(19,793)	(183,448)	4,642	(124,212)	(98,056)	(124,629)	(154,439)	(234,625)
Redemptions (note 3)	(204,779)	(142,014)	(245,317)	(473,073)	(587,660)	(518,227)	(761,342)	(519,040)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,452)	(587)	(1,635)	(24)	(1,019)	(2,199)	(5,826)	(5,540)
Adjustments to maintain reserves	(43)	(30)	(26)	(29)	(13)	(83)	(30)	(30)

Net equity transactions	(118,174)	(197,066)	(227,559)	(581,064)	(444,048)	(410,412)	(617,460)	(458,853)

Net change in contract owners’ equity	66,775	(264,989)	(189,141)	(557,779)	2,640	(475,377)	(216,554)	(571,411)
Contract owners’ equity beginning of period	1,370,187	1,635,176	1,085,216	1,642,995	4,824,358	5,299,735	3,622,528	4,193,939

Contract owners’ equity end of period	$1,436,962	1,370,187	896,075	1,085,216	4,826,998	4,824,358	3,405,974	3,622,528

CHANGES IN UNITS:
Beginning units	130,269	146,892	82,979	127,050	400,899	434,421	319,033	356,351
Units purchased	10,299	13,955	7,160	4,934	24,243	21,186	29,210	28,140
Units redeemed	(21,098)	(30,578)	(24,046)	(49,005)	(58,883)	(54,708)	(80,594)	(65,458)

Ending units	119,470	130,269	66,093	82,979	366,259	400,899	267,649	319,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IDMCS		NMCIXA		MMF		MMFR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,475	7,559	(2,852)	(6,051)	(109,955)	(115,057)	(49,237)	(49,408)
Realized gain (loss) on investments	(1,445)	(18,965)	(19,940)	(8,435)	-	-	-	-
Change in unrealized gain (loss) on investments	64,920	8,352	115,553	(81,613)	-	-	-	-
Reinvested capital gains	18,689	13,924	29,991	66,197	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	90,639	10,870	122,752	(29,902)	(109,955)	(115,057)	(49,237)	(49,408)

Equity transactions:
Purchase payments received from contract owners (note 3)	65,816	76,298	42,055	36,993	742,064	822,406	158,769	377,083
Transfers between funds	14,590	(90,261)	(115,970)	(25,189)	1,828,804	1,819,899	678,645	1,181,190
Redemptions (note 3)	(178,085)	(162,150)	(167,202)	(120,403)	(2,243,972)	(2,946,328)	(994,382)	(1,832,677)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(9,357)	(11,147)	-	-
Contingent deferred sales charges (note 2)	(868)	(462)	(273)	(915)	(298)	(4,534)	(3,414)	(9,343)
Adjustments to maintain reserves	10	(27)	1	(90)	8	10	(2)	(61)

Net equity transactions	(98,537)	(176,602)	(241,389)	(109,604)	317,249	(319,694)	(160,384)	(283,808)

Net change in contract owners’ equity	(7,898)	(165,732)	(118,637)	(139,506)	207,294	(434,751)	(209,621)	(333,216)
Contract owners’ equity beginning of period	1,358,685	1,524,417	871,695	1,011,201	8,451,515	8,886,266	4,151,623	4,484,839

Contract owners’ equity end of period	$1,350,787	1,358,685	753,058	871,695	8,658,809	8,451,515	3,942,002	4,151,623

CHANGES IN UNITS:
Beginning units	105,880	119,444	56,719	63,048	351,137	364,267	379,129	404,615
Units purchased	16,470	9,794	3,574	6,384	197,565	252,979	326,765	195,766
Units redeemed	(23,618)	(23,358)	(17,852)	(12,713)	(184,183)	(266,109)	(341,703)	(221,252)

Ending units	98,732	105,880	42,441	56,719	364,519	351,137	364,191	379,129

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NGFA		GVIDA		GVIDC		GVIDM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(4,288)	(6,063)	3,454	6,533	2,322	2,835	4,505	20,353
Realized gain (loss) on investments	12,019	22,969	89,499	(17,116)	917	7,312	181,809	(98,264)
Change in unrealized gain (loss) on investments	39,575	(30,646)	72,758	(47,553)	4,921	(8,856)	26,431	37,965
Reinvested capital gains	-	-	-	-	4,983	1,026	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,306	(13,740)	165,711	(58,136)	13,143	2,317	212,745	(39,946)

Equity transactions:
Purchase payments received from contract owners (note 3)	60,258	49,225	176,403	198,026	50,085	22,818	586,603	584,758
Transfers between funds	17,136	(30,058)	(49,553)	(110,260)	52,140	112,389	(238,334)	(75,903)
Redemptions (note 3)	(80,614)	(78,226)	(158,834)	(411,922)	(36,999)	(33,415)	(538,729)	(425,141)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(570)	(568)	(2,974)	(3,395)	(660)	(708)	(4,990)	(4,827)
Contingent deferred sales charges (note 2)	(14)	(1,018)	(4)	(49)	(58)	(97)	(401)	(928)
Adjustments to maintain reserves	(54)	(9)	(19)	(14)	(7)	(3)	(25)	(19)

Net equity transactions	(3,858)	(60,654)	(34,981)	(327,614)	64,501	100,984	(195,876)	77,940

Net change in contract owners’ equity	43,448	(74,394)	130,730	(385,750)	77,644	103,301	16,869	37,994
Contract owners’ equity beginning of period	417,301	491,695	1,140,129	1,525,879	320,407	217,106	2,340,885	2,302,891

Contract owners’ equity end of period	$460,749	417,301	1,270,859	1,140,129	398,051	320,407	2,357,754	2,340,885

CHANGES IN UNITS:
Beginning units	32,512	37,104	94,736	120,224	26,297	18,103	188,919	183,117
Units purchased	7,416	4,929	20,999	27,986	8,555	27,419	47,927	78,272
Units redeemed	(7,745)	(9,521)	(23,423)	(53,474)	(3,380)	(19,225)	(62,927)	(72,470)

Ending units	32,183	32,512	92,312	94,736	31,472	26,297	173,919	188,919

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDMA		GVDMC		NVMIG6		NIXR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,818	20,149	3,618	7,573	(957)	23	9,182	4,510
Realized gain (loss) on investments	(135,443)	(86,507)	32,967	11,972	(3,113)	3,176	(23,826)	(80,156)
Change in unrealized gain (loss) on investments	447,622	(32,782)	12,639	(15,441)	17,190	(15,790)	311,103	76,608
Reinvested capital gains	-	-	3,688	-	-	-	22,395	15,488

Net increase (decrease) in contract owners’ equity resulting from operations	320,997	(99,140)	52,912	4,104	13,120	(12,591)	318,854	16,450

Equity transactions:
Purchase payments received from contract owners (note 3)	461,755	446,979	100,376	117,329	55,642	18,012	179,354	154,437
Transfers between funds	(306,983)	(26,486)	39,047	(2,354)	(47,269)	24,732	(4,736)	(171,115)
Redemptions (note 3)	(379,780)	(264,444)	(79,059)	(34,874)	(6,517)	(6,453)	(208,719)	(341,525)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,889)	(5,475)	(1,361)	(1,341)	(131)	(109)	(1,448)	(1,463)
Contingent deferred sales charges (note 2)	(301)	(285)	(69)	-	(5)	(106)	(257)	(810)
Adjustments to maintain reserves	(3)	(34)	(5)	(8)	(27)	(4)	(46)	(53)

Net equity transactions	(231,201)	150,255	58,929	78,752	1,693	36,072	(35,852)	(360,529)

Net change in contract owners’ equity	89,796	51,115	111,841	82,856	14,813	23,481	283,002	(344,079)
Contract owners’ equity beginning of period	2,737,353	2,686,238	801,865	719,009	105,080	81,599	2,289,393	2,633,472

Contract owners’ equity end of period	$2,827,149	2,737,353	913,706	801,865	119,893	105,080	2,572,395	2,289,393

CHANGES IN UNITS:
Beginning units	222,295	210,735	64,339	58,117	12,851	8,906	250,592	287,834
Units purchased	35,321	39,770	17,975	12,819	7,354	8,380	22,474	27,128
Units redeemed	(53,135)	(28,210)	(13,561)	(6,597)	(7,343)	(4,435)	(27,362)	(64,370)

Ending units	204,481	222,295	68,753	64,339	12,862	12,851	245,704	250,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NSCIXA		NVTIV3		NBGST		NBGF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$437	(4,090)	1,375	1,607	(91,797)	(29,651)	(1,716)	(9,793)
Realized gain (loss) on investments	7,504	(12,986)	(2,576)	(15,205)	79,546	(23,508)	(3,355)	25,271
Change in unrealized gain (loss) on investments	46,852	(36,584)	14,935	(9,087)	383,950	174,857	118,670	(73,973)
Reinvested capital gains	17,633	18,611	1,461	134	338,710	201,092	37,704	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,426	(35,049)	15,195	(22,551)	710,409	322,790	151,303	(58,495)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,562	35,659	33,740	26,759	271,353	316,494	38,733	41,024
Transfers between funds	(15,028)	(64,059)	2,012	38,056	(284,979)	(26,544)	(5,481)	7,970
Redemptions (note 3)	(146,789)	(118,460)	(11,718)	(36,259)	(1,375,831)	(1,594,126)	(216,675)	(174,574)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(276)	(182)	(4,460)	(5,531)	(1,644)	(1,897)
Contingent deferred sales charges (note 2)	(75)	(1,192)	(12)	-	(1,550)	(1,725)	(2)	(1)
Adjustments to maintain reserves	(28)	(44)	(2)	(11)	(14)	(63)	11	(21)

Net equity transactions	(129,358)	(148,096)	23,744	28,363	(1,395,481)	(1,311,495)	(185,058)	(127,499)

Net change in contract owners’ equity	(56,932)	(183,145)	38,939	5,812	(685,072)	(988,705)	(33,755)	(185,994)
Contract owners’ equity beginning of period	552,169	735,314	70,042	64,230	9,065,232	10,053,937	1,402,100	1,588,094

Contract owners’ equity end of period	$495,237	552,169	108,981	70,042	8,380,160	9,065,232	1,368,345	1,402,100

CHANGES IN UNITS:
Beginning units	40,467	50,675	5,976	4,737	307,263	351,590	64,271	69,743
Units purchased	2,517	2,852	3,605	6,146	24,567	44,250	3,188	2,981
Units redeemed	(11,205)	(13,060)	(1,703)	(4,907)	(69,801)	(88,577)	(11,125)	(8,453)

Ending units	31,779	40,467	7,878	5,976	262,029	307,263	56,334	64,271

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NBGT		PF		NBPT		NLMB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$568	(546)	(1,505)	(29,199)	3	(2,205)	4,928	10,297
Realized gain (loss) on investments	242	(429)	(47,429)	(19,368)	(12,395)	(759)	(18,380)	(19,981)
Change in unrealized gain (loss) on investments	10,996	(5,697)	442,388	(329,404)	37,193	(24,681)	32,719	5,778
Reinvested capital gains	5,996	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,802	(6,672)	393,454	(377,971)	24,801	(27,645)	19,267	(3,906)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,125	1,143	158,053	182,937	6,256	6,557	26,355	23,844
Transfers between funds	230	6,474	(344,573)	(322,391)	12	(35,434)	66,487	66,116
Redemptions (note 3)	(7,473)	(4,016)	(305,144)	(464,215)	(70,734)	(16,270)	(83,384)	(140,900)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3,475)	(4,032)	-	-	(587)	(732)
Contingent deferred sales charges (note 2)	-	-	(47)	(12)	(23)	(7)	(57)	(7)
Adjustments to maintain reserves	(8)	(19)	(10)	(31)	1	(49)	55	(5)

Net equity transactions	(6,126)	3,582	(495,196)	(607,744)	(64,488)	(45,203)	8,869	(51,684)

Net change in contract owners’ equity	11,676	(3,090)	(101,742)	(985,715)	(39,687)	(72,848)	28,136	(55,590)
Contract owners’ equity beginning of period	157,809	160,899	2,734,688	3,720,403	210,308	283,156	691,497	747,087

Contract owners’ equity end of period	$169,485	157,809	2,632,946	2,734,688	170,621	210,308	719,633	691,497

CHANGES IN UNITS:
Beginning units	13,785	13,494	90,001	107,237	17,875	21,075	46,949	50,426
Units purchased	112	1,621	4,950	8,055	517	493	9,163	6,227
Units redeemed	(585)	(1,330)	(19,883)	(25,291)	(5,737)	(3,693)	(8,640)	(9,704)

Ending units	13,312	13,785	75,068	90,001	12,655	17,875	47,472	46,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NBSRT		OCAF		OGF		OSI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,781)	(7,201)	(6,378)	(12,555)	(12,030)	17,321	70,868	73,082
Realized gain (loss) on investments	(593)	(21,639)	2,837	(4,732)	57,012	148,701	21,743	56,571
Change in unrealized gain (loss) on investments	103,238	(25,133)	135,853	(13,898)	662,728	(617,582)	86,333	(128,017)
Reinvested capital gains	-	-	-	-	6,697	1,177	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	98,864	(53,973)	132,312	(31,185)	714,407	(450,383)	178,944	1,636

Equity transactions:
Purchase payments received from contract owners (note 3)	89,510	73,684	37,760	37,293	-	-	30,497	57,515
Transfers between funds	(99,576)	46,202	(4,486)	(22,557)	(76,853)	(60,127)	826,187	(472,399)
Redemptions (note 3)	(177,789)	(195,911)	(343,131)	(249,311)	(597,500)	(769,278)	(176,064)	(185,880)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(492)	(326)	-	-	(4,657)	(5,387)	-	-
Contingent deferred sales charges (note 2)	(261)	(238)	(357)	(940)	-	(352)	(45)	(351)
Adjustments to maintain reserves	3	7	(37)	(41)	(66)	(10)	(1,119)	63

Net equity transactions	(188,605)	(76,582)	(310,251)	(235,556)	(679,076)	(835,154)	679,456	(601,052)

Net change in contract owners’ equity	(89,741)	(130,555)	(177,939)	(266,741)	35,331	(1,285,537)	858,400	(599,416)
Contract owners’ equity beginning of period	1,105,899	1,236,454	1,117,282	1,384,023	4,119,651	5,405,188	1,218,033	1,817,449

Contract owners’ equity end of period	$1,016,158	1,105,899	939,343	1,117,282	4,154,982	4,119,651	2,076,433	1,218,033

CHANGES IN UNITS:
Beginning units	85,393	91,353	147,006	177,028	134,697	159,326	65,655	97,222
Units purchased	6,746	13,575	5,447	9,709	-	-	66,431	8,179
Units redeemed	(20,340)	(19,535)	(41,967)	(39,731)	(19,919)	(24,629)	(32,852)	(39,746)

Ending units	71,799	85,393	110,486	147,006	114,778	134,697	99,234	65,655

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMTRA		ACVI4		FCI		FEI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$82,053	74,009	(8,002)	(968)	17,764	21,023	81,254	38,678
Realized gain (loss) on investments	25,636	65,705	(119,642)	(152,913)	11,137	7,586	(125,100)	(102,076)
Change in unrealized gain (loss) on investments	85,073	(56,336)	384,208	(60,382)	27,076	(43,151)	786,371	(269,766)
Reinvested capital gains	72,494	-	-	-	2,162	2,043	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	265,256	83,378	256,564	(214,263)	58,139	(12,499)	742,525	(333,164)

Equity transactions:
Purchase payments received from contract owners (note 3)	90,333	99,428	103,445	118,931	-	-	216,807	247,892
Transfers between funds	330,591	(489,438)	(180,200)	(1,911)	-	-	(107,519)	(175,543)
Redemptions (note 3)	(747,105)	(640,511)	(173,822)	(240,125)	(43,767)	(42,238)	(594,651)	(455,858)
Annuity benefits	-	-	-	-	-	-	(280)	(280)
Contract maintenance charges (note 2)	-	-	(949)	(1,101)	(564)	(657)	(6,138)	(6,711)
Contingent deferred sales charges (note 2)	(927)	(1,931)	(416)	(520)	-	-	(138)	(1,359)
Adjustments to maintain reserves	262	165	(44)	(28)	(23)	7	90	235

Net equity transactions	(326,846)	(1,032,287)	(251,986)	(124,754)	(44,354)	(42,888)	(491,829)	(391,624)

Net change in contract owners’ equity	(61,590)	(948,909)	4,578	(339,017)	13,785	(55,387)	250,696	(724,788)
Contract owners’ equity beginning of period	3,198,201	4,147,110	1,439,054	1,778,071	417,231	472,618	5,006,216	5,731,004

Contract owners’ equity end of period	$3,136,611	3,198,201	1,443,632	1,439,054	431,016	417,231	5,256,912	5,006,216

CHANGES IN UNITS:
Beginning units	174,563	231,006	115,080	123,221	4,043	4,434	53,403	57,518
Units purchased	26,397	50,047	9,388	21,509	-	-	2,726	2,649
Units redeemed	(43,027)	(106,490)	(27,789)	(29,650)	(408)	(391)	(7,664)	(6,764)

Ending units	157,933	174,563	96,679	115,080	3,635	4,043	48,465	53,403

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FHIP		FMG		FPR		FO2R
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$851	1,582	2,835	(51,393)	26,662	28,976	6,201	(1,676)
Realized gain (loss) on investments	(135)	3	(389,471)	(423,833)	34,176	(8,769)	(125,460)	(220,298)
Change in unrealized gain (loss) on investments	2,052	(846)	1,324,018	(384,109)	433,737	(29,831)	368,030	(113,229)
Reinvested capital gains	-	-	1,768	2,229	93,415	-	4,791	3,717

Net increase (decrease) in contract owners’ equity resulting from operations	2,768	739	939,150	(857,106)	587,990	(9,624)	253,562	(331,486)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	292,571	251,791	205,954	218,666	141,815	149,250
Transfers between funds	-	-	(176,199)	(286,432)	260,021	94,458	(55,361)	(245,681)
Redemptions (note 3)	(11,096)	-	(752,251)	(1,004,841)	(908,381)	(939,876)	(216,375)	(246,292)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20)	(20)	(9,975)	(11,408)	(6,159)	(6,503)	(1,102)	(1,229)
Contingent deferred sales charges (note 2)	-	-	(85)	(1,213)	(18)	(337)	(615)	(1,265)
Adjustments to maintain reserves	(23)	15	(21)	33	(7)	(5)	(53)	(15)

Net equity transactions	(11,139)	(5)	(645,960)	(1,052,070)	(448,590)	(633,597)	(131,691)	(345,232)

Net change in contract owners’ equity	(8,371)	734	293,190	(1,909,176)	139,400	(643,221)	121,871	(676,718)
Contract owners’ equity beginning of period	28,124	27,390	5,884,062	7,793,238	4,919,416	5,562,637	1,421,543	2,098,261

Contract owners’ equity end of period	$19,753	28,124	6,177,252	5,884,062	5,058,816	4,919,416	1,543,414	1,421,543

CHANGES IN UNITS:
Beginning units	870	870	242,476	280,361	144,530	162,391	130,332	156,507
Units purchased	-	-	11,275	11,820	16,709	11,611	24,696	17,927
Units redeemed	(328)	-	(35,157)	(49,705)	(28,896)	(29,472)	(35,919)	(44,102)

Ending units	542	870	218,594	242,476	132,343	144,530	119,109	130,332

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TIF3		OVGS4		PVF		IDF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$41,193	11,039	25,927	(9,749)	(21)	(2,703)	(12,576)	56,288
Realized gain (loss) on investments	(157,887)	(244,132)	(208,394)	(86,910)	7,002	8,278	193,701	196,442
Change in unrealized gain (loss) on investments	482,433	(71,888)	1,028,403	(354,456)	20,209	(55,414)	229,448	(440,181)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	365,739	(304,981)	845,936	(451,115)	27,190	(49,839)	410,573	(187,451)

Equity transactions:
Purchase payments received from contract owners (note 3)	200,549	256,344	322,502	356,346	8,963	10,735	200,900	208,945
Transfers between funds	3,171	(78,242)	(588,313)	154,612	(22,202)	46,707	(359,663)	157,558
Redemptions (note 3)	(270,417)	(462,850)	(643,054)	(796,863)	(28,225)	(21,454)	(511,329)	(444,232)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,322)	(1,513)	(3,131)	(3,521)	-	-	(3,912)	(4,287)
Contingent deferred sales charges (note 2)	(267)	(746)	(677)	(2,921)	(17)	(71)	(259)	(1,066)
Adjustments to maintain reserves	(45)	(62)	(51)	(19)	(25)	(10)	(64)	(27)

Net equity transactions	(68,331)	(287,069)	(912,724)	(292,366)	(41,506)	35,907	(674,327)	(83,109)

Net change in contract owners’ equity	297,408	(592,050)	(66,788)	(743,481)	(14,316)	(13,932)	(263,754)	(270,560)
Contract owners’ equity beginning of period	2,267,853	2,859,903	4,779,432	5,522,913	218,814	232,746	3,663,275	3,933,835

Contract owners’ equity end of period	$2,565,261	2,267,853	4,712,644	4,779,432	204,498	218,814	3,399,521	3,663,275

CHANGES IN UNITS:
Beginning units	175,889	195,587	361,436	377,372	16,236	14,066	355,806	356,879
Units purchased	30,580	35,871	32,605	63,573	2,157	4,915	22,447	64,615
Units redeemed	(36,082)	(55,569)	(95,108)	(79,509)	(4,979)	(2,745)	(91,134)	(65,688)

Ending units	170,387	175,889	298,933	361,436	13,414	16,236	287,119	355,806

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PUIGA		PBF		WRASCA		SCS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(14)	141	319	2,224	(7,689)	(8,846)	(29,630)	(33,070)
Realized gain (loss) on investments	(11)	(6)	(1,779)	(13,308)	41,836	84,180	31,657	1,871
Change in unrealized gain (loss) on investments	722	(833)	88,719	16,150	28,449	(194,711)	207,448	(200,155)
Reinvested capital gains	-	-	-	-	32,406	72,179	149,596	144,407

Net increase (decrease) in contract owners’ equity resulting from operations	697	(698)	87,259	5,066	95,002	(47,198)	359,071	(86,947)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	43,330	180,930	7,867	9,882	88,556	94,727
Transfers between funds	-	-	166,455	(63,543)	(126,996)	211,370	(160,041)	111,768
Redemptions (note 3)	-	-	(42,501)	(78,713)	(71,416)	(159,320)	(236,832)	(616,300)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(830)	(830)	-	-	(1,474)	(1,709)
Contingent deferred sales charges (note 2)	-	-	(17)	(146)	(72)	(86)	(41)	(495)
Adjustments to maintain reserves	(2)	(3)	(6)	(15)	(28)	(7)	(9)	(45)

Net equity transactions	(2)	(3)	166,431	37,683	(190,645)	61,839	(309,841)	(412,054)

Net change in contract owners’ equity	695	(701)	253,690	42,749	(95,643)	14,641	49,230	(499,001)
Contract owners’ equity beginning of period	3,484	4,185	730,325	687,576	733,794	719,153	2,298,734	2,797,735

Contract owners’ equity end of period	$4,179	3,484	984,015	730,325	638,151	733,794	2,347,964	2,298,734

CHANGES IN UNITS:
Beginning units	265	265	32,704	30,840	39,469	36,223	110,822	129,509
Units purchased	-	-	8,948	9,188	4,067	14,390	8,606	24,123
Units redeemed	-	-	(1,823)	(7,324)	(13,305)	(11,144)	(23,503)	(42,810)

Ending units	265	265	39,829	32,704	30,231	39,469	95,925	110,822

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SE		SGR		WFLCCI		STR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,959)	(844)	(12,479)	(10,718)	(754)	(717)	(22,036)	(20,309)
Realized gain (loss) on investments	13,547	107	165,555	38,982	19,587	3,094	60,598	183,119
Change in unrealized gain (loss) on investments	13,980	13,463	(14,047)	(4,382)	(3,623)	(3,535)	124,362	(116,279)
Reinvested capital gains	-	-	-	13,131	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,568	12,726	139,029	37,013	15,210	(1,158)	162,924	46,531

Equity transactions:
Purchase payments received from contract owners (note 3)	9,040	4,484	19,612	23,983	389	406	103,119	97,255
Transfers between funds	(3,843)	173,084	17,273	407,321	(66,067)	636	9,072	(22,002)
Redemptions (note 3)	(67,563)	(614)	(159,258)	(176,295)	(5,388)	(10,537)	(90,757)	(240,028)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(1,680)	(1,858)
Contingent deferred sales charges (note 2)	(91)	-	(51)	(178)	-	-	-	(10)
Adjustments to maintain reserves	(25)	(1)	(12)	(35)	(3)	(10)	(6)	(15)

Net equity transactions	(62,482)	176,953	(122,436)	254,796	(71,069)	(9,505)	19,748	(166,658)

Net change in contract owners’ equity	(36,914)	189,679	16,593	291,809	(55,859)	(10,663)	182,672	(120,127)
Contract owners’ equity beginning of period	189,679	-	946,938	655,129	98,073	108,736	1,476,856	1,596,983

Contract owners’ equity end of period	$152,765	189,679	963,531	946,938	42,214	98,073	1,659,528	1,476,856

CHANGES IN UNITS:
Beginning units	17,678	-	52,250	38,693	8,506	9,306	54,404	59,749
Units purchased	4,001	17,737	12,664	24,520	230	1,164	6,833	13,494
Units redeemed	(9,195)	(59)	(18,714)	(10,963)	(5,560)	(1,964)	(6,175)	(18,839)

Ending units	12,484	17,678	46,200	52,250	3,176	8,506	55,062	54,404

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WFEVAD		OCHI		DEL		WFMCGZ
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,343	312	16,016	53,508	-	(106)	-	(1,794)
Realized gain (loss) on investments	18,574	172	(28,260)	(93,698)	-	(8,243)	-	26,893
Change in unrealized gain (loss) on investments	63,952	23,994	55,136	(57,937)	-	6,525	-	(68,312)
Reinvested capital gains	15,064	-	-	-	-	-	-	11,217

Net increase (decrease) in contract owners’ equity resulting from operations	98,933	24,478	42,892	(98,127)	-	(1,824)	-	(31,996)

Equity transactions:
Purchase payments received from contract owners (note 3)	39,481	14,274	2,540	69,556	-	25	-	9,594
Transfers between funds	(56,335)	665,610	(391,697)	632,345	-	(7,543)	-	(173,931)
Redemptions (note 3)	(82,527)	(41,803)	(63,874)	(254,938)	-	(1,054)	-	(9,828)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(898)	(319)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6)	-	(2)	(228)	-	-	-	-
Adjustments to maintain reserves	(5)	(4)	61	241	-	(13)	-	(22)

Net equity transactions	(100,290)	637,758	(452,972)	446,976	-	(8,585)	-	(174,187)

Net change in contract owners’ equity	(1,357)	662,236	(410,080)	348,849	-	(10,409)	-	(206,183)
Contract owners’ equity beginning of period	662,236	-	410,080	61,231	-	10,409	-	206,183

Contract owners’ equity end of period	$660,879	662,236	-	410,080	-	-	-	-

CHANGES IN UNITS:
Beginning units	63,766	-	112,498	16,640	-	1,007	-	14,359
Units purchased	4,092	68,668	101,604	298,258	-	2	-	923
Units redeemed	(12,848)	(4,902)	(214,102)	(202,400)	-	(1,009)	-	(15,282)

Ending units	55,010	63,766	-	112,498	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ABBLI		EIG		CSLCBC		PRLVA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	34	-	(954)	-	(2,561)	-	(816)
Realized gain (loss) on investments	-	12,889	-	(84,883)	-	(362)	-	(145,613)
Change in unrealized gain (loss) on investments	-	(8,796)	-	28,209	-	(77,656)	-	240,702
Reinvested capital gains	-	-	-	-	-	20,256	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	4,127	-	(57,628)	-	(60,323)	-	94,273

Equity transactions:
Purchase payments received from contract owners (note 3)	-	29	-	43,645	-	46,524	-	12,699
Transfers between funds	-	(97,224)	-	(645,867)	-	(1,465,376)	-	(1,498,363)
Redemptions (note 3)	-	(5,919)	-	(80,957)	-	(150,321)	-	(50,281)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(754)	-	(1,562)	-	(316)
Contingent deferred sales charges (note 2)	-	(138)	-	(8)	-	(6)	-	(594)
Adjustments to maintain reserves	-	(19)	-	(17)	-	(28)	-	(2)

Net equity transactions	-	(103,271)	-	(683,958)	-	(1,570,769)	-	(1,536,857)

Net change in contract owners’ equity	-	(99,144)	-	(741,586)	-	(1,631,092)	-	(1,442,584)
Contract owners’ equity beginning of period	-	99,144	-	741,586	-	1,631,092	-	1,442,584

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	10,213	-	28,914	-	153,595	-	109,173
Units purchased	-	28	-	2,943	-	6,046	-	3,475
Units redeemed	-	(10,241)	-	(31,857)	-	(159,641)	-	(112,648)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VKRES
	2012	2011
Investment activity:
Net investment income (loss)	$-	(1,259)
Realized gain (loss) on investments	-	398,756
Change in unrealized gain (loss) on investments	-	(304,809)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	92,688

Equity transactions:
Purchase payments received from contract owners (note 3)	-	24,084
Transfers between funds	-	(950,929)
Redemptions (note 3)	-	(65,395)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	(578)
Adjustments to maintain reserves	-	(14)

Net equity transactions	-	(992,832)

Net change in contract owners’ equity	-	(900,144)
Contract owners’ equity beginning of period	-	900,144

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	43,139
Units purchased	-	3,771
Units redeemed	-	(46,910)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Invesco Van Kampen

Equity and Income Fund - Class A (VKEIA)

Growth and Income Fund - Class A (VKGIA)

Invesco Mid Cap Growth Fund - Class A (VKGA)

ABERDEEN FUNDS

Aberdeen Small Cap Fund - Class A (PRSCA)

Global Fixed Income Fund - Institutional Service Class (ADGFIS)

U.S. Equity Fund - Institutional Service Class (ADUES)

AMERICAN CENTURY INVESTORS, INC.

American Century International Growth Fund - Class A (TCIGA)

American Century International Growth Fund - Investor Class (TCIGR)

Growth Fund - Investor Class (TCG)

Income & Growth Fund - Class A (ACIGA)

Income & Growth Fund - Investor Class (IGF)

Short-Term Government Fund - Investor Class (BSTG)

Ultra(R) Fund - Investor Class (TCUL)

DELAWARE GROUP FUNDS

High-Yield Opportunities Fund - Institutional Class (DWHYOI)

DREYFUS CORPORATION FUNDS

Appreciation Fund, Inc. (DAF)

Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Intermediate Term Income Fund - Class A (DPITIA)

Opportunistic Small Cap Fund (DROSC)

Third Century Fund, Inc. - Class Z (DTC)

FEDERATED INVESTORS

Bond Fund - Class F Shares (FBDF)

Equity Income Fund, Inc. - Class F Shares (FEQIF)

High Yield Trust (FHYT)

Intermediate Corporate Bond Fund - Service Shares (FIIF)

FIDELITY INVESTMENTS

Advisor Balanced Fund - Class A (FABA)

Advisor Balanced Fund - Class T (FAB)

Advisor Equity Growth Fund - Class A (FAEGA)

Advisor Equity Income Fund - Class A (FAEIA)

Advisor Equity Income Fund - Class T (FAEI)

Advisor Growth Opportunities Fund - Class A (FAGOA)

Advisor Growth Opportunities Fund - Class T (FAGO)

Advisor High Income Advantage Fund - Class T (FAHY)

Advisor Overseas Fund - Class A (FAOA)

Asset Manager 50% (FAM)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Balance Sheet Investment Fund - Class A (FRBSI)

Foreign Fund - Class A (TFF)

Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)

Small-Mid Cap Growth Fund - Class A (FSCG)

INVESCO AIM INVESTMENTS

Real Estate Fund - Class A (AREA)

Small Cap Growth Fund - Investor Class (ASCGI)

JANUS FUNDS

Janus Balanced Fund - Class S (JBS)

Class T (JF)

Janus Overseas Fund - Class S (JOS)

Janus Twenty Fund - Class T (JTF)

Janus Worldwide Fund - Class T (JWF)

Janus Worldwide Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Institutional Service Class (NBF)

Bond Index Fund - Class A (NBIXA)

Fund - Class A (NFA)

Nationwide Fund - Institutional Service Class (NF)

Government Bond Fund - Institutional Service Class (NGBF)

Nationwide Growth Fund - Institutional Class (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Money Market Fund - Prime Shares (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

NEUBERGER & BERMAN MANAGEMENT, INC.

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Large Cap Value Fund: Investor Class (PF)

Large Cap Value Fund: Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

OPPENHEIMER FUNDS

Oppenheimer Capital Appreciation Fund - Class A (OCAF)

Oppenheimer Global Fund - Class A (OGF)

Global Strategic Income Fund - Class A (OSI)

PIMCO FUNDS

PIMCO Total Return Fund - Class A (PMTRA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP International Fund - Class IV (ACVI4)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Capital & Income Fund (FCI)

Equity-Income Fund (FEI)

High Income Portfolio - Initial Class (FHIP)

Magellan Fund (FMG)

Puritan Fund (FPR)

VIP Overseas Portfolio - Service Class 2 R (FO2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Templeton Foreign Securities Fund - Class 3 (TIF3)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Class 4 (OVGS4)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Voyager Fund - Class A (PVF)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Dynamics Fund - Investor Class (IDF)

PUTNAM INVESTMENTS

Putnam International Equity Fund - Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund - Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Advantage Common Stock Fund - Investor Class (SCS)

Advantage Funds(R) - Enterprise Fund - Investor Class (SE)

Advantage Growth Fund - Investor Class (SGR)

Advantage - Large Cap Core - Investor Class (WFLCCI)

Advantage Large Cap Growth Fund - Investor Class (STR)

Equity Value Fund - Administrative Class (WFEVAD)

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges - Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC		-0.25%
Five Year CDSC		-0.10%
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract  value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%

If death before annuitization, benefit will be greatest of (i) contract  value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.30%	2.55%
*The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA

0.95%	$162,257	$38	$4,771	$2,911	$450	$-	$-	$222
1.00%	4,667	-	249	63	-	-	-	-
1.05%	3,027	-	60	31	-	-	-	-
1.10%	75,730	75	1,005	861	679	-	-	-
1.15%	33,966	25	705	122	-	-	-	-
1.20%	204,001	317	3,120	2,868	1,564	-	-	594
1.25%	25,731	54	301	94	352	-	-	62
1.30%	1,777,644	-	115	-	13,939	9,730	19,220	-
1.35%	41,159	932	588	525	32	-	-	-
1.40%	32,896	539	806	488	94	-	-	41
1.45%	144,801	193	2,048	514	483	-	-	125
1.50%	24,476	-	134	82	4	-	-	55
1.55%	93	-	-	-	-	-	-	-
1.60%	3,743	-	51	-	-	-	-	-
1.65%	9,282	-	201	-	-	-	-	-
1.70%	5,304	-	-	-	-	-	-	-
1.75%	402	-	-	-	-	-	-	-
1.80%	316	-	-	-	-	-	-	-
1.90%	719	-	-	-	-	-	-	-
2.05%	24	4	-	-	-	-	-	-

Totals	$2,550,238	$2,177	$14,154	$8,559	$17,597	$9,730	$19,220	$1,099

	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF

0.95%	$-	$602	$3,577	$-	$3,529	$2,936	$-	$2,229
1.00%	-	-	110	-	1,111	49	-	62
1.05%	-	-	527	-	-	-	-	-
1.10%	-	2,889	2,111	-	331	1,126	-	1,018
1.15%	-	695	471	-	584	200	-	8
1.20%	-	2,399	5,208	-	1,320	4,456	-	7,333
1.25%	-	189	557	-	203	245	-	724
1.30%	7,621	63,100	104	33,883	14,542	67,741	10,950	19,705
1.35%	-	269	764	-	56	639	-	1,277
1.40%	-	536	1,625	-	60	802	-	482
1.45%	-	3,094	1,414	-	3,006	1,716	-	1,727
1.50%	-	395	344	-	108	340	-	974
1.55%	-	-	17	-	-	-	-	-
1.60%	-	-	15	-	39	8	-	-
1.65%	-	-	994	-	92	99	-	160
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	117	-	15	-	-	8
2.05%	-	-	-	-	-	-	-	-

	$7,621	$74,168	$17,955	$33,883	$24,996	$80,357	$10,950	$35,707

	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT

0.95%	$1,079	$-	$-	$-	$257	$964	$111	$6,677
1.00%	-	-	-	-	-	-	-	69
1.05%	106	-	-	-	-	-	-	-
1.10%	-	-	-	-	4	4	-	436
1.15%	44	-	-	-	-	-	-	689
1.20%	688	-	-	132	360	1,209	553	2,637
1.25%	197	-	-	45	185	308	466	316
1.30%	5,795	123,673	20,970	-	6,207	21,160	-	18,586
1.35%	109	-	-	-	-	22	5	507
1.40%	27	-	-	-	-	-	-	831
1.45%	1,662	-	-	1	180	1,391	119	2,438
1.50%	35	-	-	-	-	-	-	314
1.55%	-	-	-	-	-	-	-	-
1.60%	5	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	15	-	68
2.05%	-	-	-	-	-	15	-	-

	$9,747	$123,673	$20,970	$178	$7,193	$25,088	$1,254	$33,568

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO

0.95%	$1,521	$323	$-	$1,092	$3,434	$-	$390	$-
1.00%	-	-	-	-	43	-	-	-
1.05%	-	96	-	-	349	-	-	-
1.10%	1,086	386	-	805	752	-	288	-
1.15%	4	-	-	161	813	-	190	-
1.20%	2,157	147	-	2,337	4,913	-	2,724	-
1.25%	86	453	-	327	1,241	-	198	-
1.30%	-	-	14,722	31	77	22,385	-	25,877
1.35%	1,692	132	-	302	1,747	-	223	-
1.40%	46	8	-	279	1,951	-	273	-
1.45%	455	240	-	2,558	6,267	-	794	-
1.50%	162	230	-	250	958	-	355	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	15	121	-	-	-
1.65%	547	-	-	246	836	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	25	-	-	-
1.90%	-	-	-	-	115	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$7,756	$2,015	$14,722	$8,403	$23,642	$22,385	$5,435	$25,877

	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG	AREA

0.95%	$129	$26	$-	$3,997	$867	$5,461	$2,822	$2,632
1.00%	78	-	-	31	24	136	197	459
1.05%	26	-	-	-	53	98	453	-
1.10%	4	-	-	1,657	174	884	612	1,066
1.15%	-	-	-	878	-	1,697	96	871
1.20%	434	25	-	5,532	741	6,986	2,327	3,208
1.25%	89	-	-	1,321	8	868	545	435
1.30%	7,448	-	21,448	88	11,147	29,785	25	41
1.35%	-	5	-	962	99	1,229	451	605
1.40%	-	-	-	1,386	258	783	1,022	1,060
1.45%	33	3	-	6,839	536	4,575	2,291	2,717
1.50%	-	-	-	258	10	878	572	39
1.55%	-	-	-	24	-	23	-	-
1.60%	-	-	-	3	-	239	101	8
1.65%	-	-	-	759	47	660	442	58
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	27	32	-
1.90%	8	-	-	-	-	78	-	9
2.05%	-	-	-	-	-	-	-	-

	$8,249	$59	$21,448	$23,735	$13,964	$54,407	$11,988	$13,208

	ASCGI	JBS	JF	JOS	JTF	JWF	JWS	LSC

0.95%	$1,863	$4,602	$1,202	$1,427	$2,077	$17	$397	$390
1.00%	24	-	37	-	20	-	34	-
1.05%	-	-	239	-	-	-	-	-
1.10%	12	7	283	5	950	36	-	18
1.15%	278	2,126	85	-	-	-	-	-
1.20%	1,288	4,105	1,184	788	3,862	130	952	41
1.25%	429	975	263	16	1,245	216	128	35
1.30%	18	42	40,534	-	173,091	23,172	-	26,184
1.35%	52	327	314	706	438	-	394	-
1.40%	19	143	41	453	848	-	32	-
1.45%	264	923	339	178	1,209	52	686	317
1.50%	352	497	4	303	105	-	1	11
1.55%	-	-	-	-	-	-	-	-
1.60%	11	-	-	-	40	-	-	-
1.65%	37	358	30	-	82	-	51	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	8	-	1	-	-	54
2.05%	-	-	-	-	-	-	-	-

	$4,647	$14,105	$44,563	$3,876	$183,968	$23,623	$2,675	$27,050

	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA

0.95%	$-	$447	$420	$745	$368	$3,292	$465	$-
1.00%	-	93	-	-	21	-	-	-
1.05%	-	172	-	-	-	57	-	-
1.10%	-	1	178	817	470	695	-	24
1.15%	-	-	261	138	232	1,109	-	-
1.20%	-	101	1,767	1,557	742	5,023	55	23
1.25%	-	121	57	70	259	200	-	1
1.30%	18,739	16,675	67	9,183	28,647	27,384	4,027	-
1.35%	-	-	139	359	62	1,643	1	1
1.40%	-	-	53	68	26	2,054	-	-
1.45%	-	973	2,426	1,457	579	2,970	10	16
1.50%	-	-	119	94	16	28	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	11	-	-	-	-
1.65%	-	-	41	5	13	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	14	-	-	-	36	-	-
2.05%	-	4	-	-	-	-	-	-

	$18,739	$18,601	$5,528	$14,504	$31,435	$44,491	$4,558	$65

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR

0.95%	$920	$3,679	$13,467	$7,394	$1,498	$1,679	$-	$11,166
1.00%	-	-	35	-	21	61	-	217
1.05%	-	-	-	-	-	-	-	18
1.10%	748	426	5,211	1,431	3,926	611	-	12,851
1.15%	350	-	4,095	462	490	777	-	1,479
1.20%	6,981	2,944	10,765	13,943	3,692	2,374	-	8,963
1.25%	683	111	1,363	416	955	74	-	1,259
1.30%	-	-	117	40	27	37	109,955	198
1.35%	2,347	126	1,865	4,523	704	483	-	1,242
1.40%	1,029	-	254	1,131	529	705	-	632
1.45%	4,218	3,053	13,700	9,480	4,214	2,159	-	7,693
1.50%	708	39	3,256	3,292	83	564	-	2,341
1.55%	-	-	-	-	-	-	-	-
1.60%	11	1,343	559	77	398	-	-	519
1.65%	90	-	799	138	-	86	-	26
1.70%	-	-	4,742	-	-	-	-	562
1.75%	-	-	383	-	-	-	-	19
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	16	16	-	-	-	52
2.05%	-	-	-	-	-	-	-	-

	$18,085	$11,721	$60,627	$42,343	$16,537	$9,610	$109,955	$49,237

	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR

0.95%	$562	$-	$-	$109	$-	$-	$-	$2,379
1.00%	-	-	-	-	-	-	-	284
1.05%	-	-	-	-	-	-	-	-
1.10%	144	-	-	359	-	-	13	1,965
1.15%	-	-	-	87	-	-	-	-
1.20%	357	-	-	737	-	-	177	5,500
1.25%	130	-	-	13	-	-	20	1,100
1.30%	4,081	15,517	4,708	31,460	36,366	11,760	1,142	14,548
1.35%	169	-	-	3	-	-	26	765
1.40%	27	-	-	-	-	-	-	33
1.45%	281	-	-	973	-	-	3	3,306
1.50%	-	-	-	-	-	-	-	1,538
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	13
1.65%	-	-	-	-	-	-	-	29
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	93
1.90%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1

	$5,751	$15,517	$4,708	$33,741	$36,366	$11,760	$1,381	$31,554

	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT	NLMB

0.95%	$927	$-	$7,683	$-	$352	$-	$583	$-
1.00%	-	-	80	-	12	-	281	-
1.05%	-	-	24	-	-	-	68	-
1.10%	406	-	5,082	-	387	-	66	-
1.15%	121	-	605	-	-	-	-	-
1.20%	2,270	-	15,898	-	765	-	670	-
1.25%	271	-	1,023	-	-	-	70	-
1.30%	-	1,068	68,024	18,751	-	35,963	-	8,782
1.35%	514	29	2,975	-	31	-	-	-
1.40%	282	-	3,161	-	8	-	-	-
1.45%	1,536	-	3,785	-	377	-	397	-
1.50%	149	-	798	-	-	-	8	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	6	-	-	-	-	-
1.65%	48	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	1	-	-	-	1	-
2.05%	-	-	-	-	-	-	-	-

	$6,524	$1,097	$109,145	$18,751	$1,932	$35,963	$2,144	$8,782

	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI4	FCI	FEI

0.95%	$1,524	$3,084	$2,309	$8,655	$5,611	$231	$-	$-
1.00%	64	-	32	58	262	-	-	-
1.05%	-	67	394	50	-	-	-	-
1.10%	3,910	911	1,278	822	3,474	351	-	-
1.15%	289	653	-	272	7,539	299	-	-
1.20%	936	3,897	1,629	2,507	7,743	1,469	-	-
1.25%	30	294	624	367	827	6	-	-
1.30%	3,079	-	43,545	4	987	14,137	5,475	67,855
1.35%	188	594	285	815	1,812	657	-	-
1.40%	770	436	968	658	1,747	156	-	-
1.45%	1,713	1,381	873	2,298	6,624	778	-	-
1.50%	193	495	455	144	404	20	-	-
1.55%	-	-	-	-	20	-	-	-
1.60%	-	11	11	36	22	4	-	-
1.65%	-	368	-	-	1,731	17	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	24	-	-	115	-	-	-
1.90%	-	-	51	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$12,696	$12,215	$52,454	$16,686	$38,918	$18,125	$5,475	$67,855

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FHIP	FMG	FPR	FO2R	TIF3	OVGS4	PVF	IDF

0.95%	$-	$-	$-	$774	$1,635	$4,613	$734	$2,418
1.00%	-	-	-	-	50	117	51	34
1.05%	-	-	-	-	39	58	-	42
1.10%	-	-	-	923	762	1,742	89	1,267
1.15%	-	-	-	164	613	1,115	499	-
1.20%	-	-	-	1,922	2,224	6,019	553	1,894
1.25%	-	-	-	46	215	860	-	584
1.30%	267	82,411	67,534	12,863	21,491	36,096	-	36,442
1.35%	-	-	-	208	288	1,029	167	332
1.40%	-	-	-	80	1,080	572	-	595
1.45%	-	-	-	1,158	1,732	4,497	288	1,772
1.50%	-	-	-	45	315	679	14	200
1.55%	-	-	-	-	-	-	-	9
1.60%	-	-	-	-	39	8	-	8
1.65%	-	-	-	24	29	139	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	27	-	-
2.05%	-	-	-	-	-	-	-	-

	$267	$82,411	$67,534	$18,207	$30,512	$57,571	$2,395	$45,597

	PUIGA	PBF	WRASCA	SCS	SE	SGR	WFLCCI	STR

0.95%	$-	$-	$1,702	$1,942	$163	$1,560	$80	$-
1.00%	-	-	26	11	-	61	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	1,931	132	41	2,722	-	-
1.15%	-	-	347	-	38	1,189	-	-
1.20%	-	-	2,191	3,074	816	2,128	906	-
1.25%	-	-	64	239	-	203	-	-
1.30%	-	12,322	-	21,867	-	-	-	22,036
1.35%	-	-	100	99	96	1,042	17	-
1.40%	-	-	379	46	68	381	27	-
1.45%	54	-	929	1,560	709	3,176	29	-
1.50%	-	-	13	651	28	17	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	7	-	-	-	4	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	9	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$54	$12,322	$7,689	$29,630	$1,959	$12,479	$1,063	$22,036

	WFEVAD	OCHI

0.95%	$-	$2,065
1.00%	-	-
1.05%	-	-
1.10%	-	-
1.15%	-	1
1.20%	-	150
1.25%	-	-
1.30%	8,800	11
1.35%	-	20
1.40%	-	8
1.45%	-	237
1.50%	-	-
1.55%	-	-
1.60%	-	-
1.65%	-	-
1.70%	-	-
1.75%	-	-
1.80%	-	-
1.90%	-	-
2.05%	-	-

	$8,800	$2,492

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $329,700 and $790,028, respectively, and total transfers from the Account to the fixed account were $1,274,354 and $1,588,912, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $105,675 and $281,806 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$199,399,905	$0	$0	$199,399,905

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Purchases of Investments	Sales of Investments
Equity and Income Fund - Class A (VKEIA)	$145,297	$7,860
Growth and Income Fund - Class A (VKGIA)	79,421	484,305
Invesco Mid Cap Growth Fund - Class A (VKGA)	31,459	186,411
Aberdeen Small Cap Fund - Class A (PRSCA)	39,664	304,542
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	117,201	168,046
U.S. Equity Fund - Institutional Service Class (ADUES)	40,639	290,336
American Century International Growth Fund - Class A (TCIGA)	1,372	13,875
American Century International Growth Fund - Investor Class (TCIGR)	10,416	121,411
Growth Fund - Investor Class (TCG)	413,722	861,861
Income & Growth Fund - Class A (ACIGA)	116,316	168,829
Income & Growth Fund - Investor Class (IGF)	230,146	612,241
Short-Term Government Fund - Investor Class (BSTG)	259,515	322,413
Ultra(R) Fund - Investor Class (TCUL)	134,029	984,929
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	409,871	188,365
Appreciation Fund, Inc. (DAF)	418,833	674,998
Balanced Opportunity Fund - Class Z (DPBOZ)	63,780	144,836
Dreyfus S&P 500 Index Fund (DSPI)	561,759	1,407,437
Intermediate Term Income Fund - Class A (DPITIA)	330,955	415,536
Opportunistic Small Cap Fund (DROSC)	13,993	3,645
Third Century Fund, Inc. - Class Z (DTC)	45,093	106,983
Bond Fund - Class F Shares (FBDF)	653,122	266,953
Equity Income Fund, Inc. - Class F Shares (FEQIF)	22,024	92,942
High Yield Trust (FHYT)	1,587,874	1,055,087
Intermediate Corporate Bond Fund - Service Shares (FIIF)	147,071	190,473
Advisor Balanced Fund - Class A (FABA)	4,265	90,320
Advisor Balanced Fund - Class T (FAB)	216,454	89,291
Advisor Equity Growth Fund - Class A (FAEGA)	28,992	187,953
Advisor Equity Income Fund - Class A (FAEIA)	112,347	421,472
Advisor Equity Income Fund - Class T (FAEI)	164,701	279,606
Advisor Growth Opportunities Fund - Class A (FAGOA)	118,970	66,173
Advisor Growth Opportunities Fund - Class T (FAGO)	149,058	305,162
Advisor High Income Advantage Fund - Class T (FAHY)	106,075	70,086
Advisor Overseas Fund - Class A (FAOA)	104	841
Asset Manager 50% (FAM)	197,215	295,290
Balance Sheet Investment Fund - Class A (FRBSI)	173,257	526,588
Foreign Fund - Class A (TFF)	24,602	108,777
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	258,876	857,336
Small-Mid Cap Growth Fund - Class A (FSCG)	121,553	185,266
Real Estate Fund - Class A (AREA)	373,816	641,352
Small Cap Growth Fund - Investor Class (ASCGI)	57,051	354,318
Janus Balanced Fund - Class S (JBS)	197,775	263,109
Class T (JF)	72,989	570,066
Janus Overseas Fund - Class S (JOS)	78,528	151,442
Janus Twenty Fund - Class T (JTF)	1,073,841	2,452,972
Janus Worldwide Fund - Class T (JWF)	18,200	273,842
Janus Worldwide Fund - Class S (JWS)	25,518	23,022
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	390,235	540,864
MFS Strategic Income Fund - Class A (MSI)	299,592	141,523
Bond Fund - Institutional Service Class (NBF)	126,924	162,489
Bond Index Fund - Class A (NBIXA)	77,735	59,416
Fund - Class A (NFA)	15,268	235,802
Nationwide Fund - Institutional Service Class (NF)	124,349	705,575
Government Bond Fund - Institutional Service Class (NGBF)	1,095,510	815,318
Nationwide Growth Fund - Institutional Class (NGF)	2,023	87,208
International Index Fund - Class A (NIIXA)	148	1,614
Investor Destinations Aggressive Fund - Service Class (IDAS)	127,439	222,616
Investor Destinations Conservative Fund - Service Class (IDCS)	121,578	327,950

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

Investor Destinations Moderate Fund - Service Class (IDMS)	311,495	707,695
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	333,254	909,230
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	226,298	297,703
Mid Cap Market Index Fund - Class A (NMCIXA)	81,387	295,664
Money Market Fund - Prime Shares (MMF)	3,882,190	3,674,922
Money Market Fund - Service Class (MMFR)	3,427,021	3,636,683
Nationwide Growth Fund - Class A (NGFA)	94,807	102,919
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	246,730	278,248
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	112,495	40,687
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	567,906	759,271
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	400,436	622,823
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	235,036	168,803
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	59,717	58,970
S&P 500 Index Fund - Service Class (NIXR)	239,451	243,730
Small Cap Index Fund - Class A (NSCIXA)	48,562	159,849
Templeton NVIT International Value Fund - Class III (NVTIV3)	44,750	18,176
Genesis Fund - Trust Class (NBGST)	790,570	1,939,175
Guardian Fund - Investor Class (NBGF)	115,572	264,662
Guardian Fund - Trust Class (NBGT)	9,614	9,179
Large Cap Value Fund: Investor Class (PF)	127,382	624,086
Large Cap Value Fund: Trust Class (NBPT)	7,421	71,920
Short Duration Bond Fund - Investor Class (NLMB)	140,491	126,755
Socially Responsive Fund - Trust Class (NBSRT)	73,961	266,378
Oppenheimer Capital Appreciation Fund - Class A (OCAF)	34,981	351,605
Oppenheimer Global Fund - Class A (OGF)	47,121	731,504
Global Strategic Income Fund - Class A (OSI)	1,422,951	672,586
PIMCO Total Return Fund - Class A (PMTRA)	620,065	792,662
VP International Fund - Class IV (ACVI4)	96,587	356,559
Capital & Income Fund (FCI)	25,401	49,793
Equity-Income Fund (FEI)	314,644	725,157
High Income Portfolio - Initial Class (FHIP)	1,118	11,384
Magellan Fund (FMG)	205,962	847,310
Puritan Fund (FPR)	662,470	990,985
VIP Overseas Portfolio - Service Class 2 R (FO2R)	269,633	390,311
Templeton Foreign Securities Fund - Class 3 (TIF3)	361,930	389,057
Global Securities Fund/VA - Class 4 (OVGS4)	316,222	1,203,018
Voyager Fund - Class A (PVF)	31,895	73,408
Dynamics Fund - Investor Class (IDF)	204,089	890,969
Putnam International Equity Fund - Class A (PUIGA)	40	57
Virtus Balanced Fund - Class A (PBF)	211,811	45,064
Advisors Small Cap Fund - Class A (WRASCA)	102,777	268,697
Advantage Common Stock Fund - Investor Class (SCS)	262,022	451,920
Advantage Funds(R) - Enterprise Fund - Investor Class (SE)	12,366	76,795
Advantage Growth Fund - Investor Class (SGR)	216,133	351,056
Advantage - Large Cap Core - Investor Class (WFLCCI)	3,198	75,026
Advantage Large Cap Growth Fund - Investor Class (STR)	168,040	170,332
Equity Value Fund - Administrative Class (WFEVAD)	56,923	140,808
Champion Income Fund - Class A (obsolete) (OCHI)	421,442	858,396

Total	$29,474,927	$46,780,960
(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity and Income Fund - Class A (VKEIA)
2012	0.95% to 2.05%	23,806	$ 10.42 to $ 10.23	$246,545	2.46%	11.81% to 10.56%
2011	0.95% to 2.05%	9,998	9.32 to 9.26	92,977	1.49%	-6.80% to -7.44%	****
Growth and Income Fund - Class A (VKGIA)
2012	0.95% to 1.65%	62,426	18.08 to 16.88	1,105,642	1.54%	13.49% to 12.68%
2011	0.95% to 1.65%	86,270	15.93 to 14.98	1,354,117	1.26%	-3.02% to -3.70%
2010	0.95% to 1.75%	107,293	16.43 to 15.44	1,738,936	1.27%	11.58% to 10.68%
2009	0.95% to 1.75%	145,665	14.72 to 13.95	2,118,535	1.53%	23.08% to 22.09%
2008	0.95% to 1.90%	162,476	11.96 to 11.33	1,925,148	1.85%	-32.84% to -33.48%
Invesco Mid Cap Growth Fund - Class A (VKGA)
2012	0.95% to 1.50%	30,739	22.79 to 21.59	688,689	0.00%	10.70% to 10.09%
2011	0.95% to 1.50%	37,463	20.58 to 19.61	759,645	0.00%	-9.97% to -10.47%
2010	0.95% to 1.50%	39,537	22.86 to 21.91	892,283	0.00%	26.13% to 25.44%
2009	0.95% to 1.50%	50,066	18.12 to 17.46	897,880	0.00%	57.79% to 56.92%
2008	0.95% to 1.50%	62,283	11.49 to 11.13	710,249	0.00%	-48.89% to -49.18%
Aberdeen Small Cap Fund - Class A (PRSCA)
2012	0.95% to 1.50%	54,658	20.66 to 19.25	1,270,753	0.00%	12.98% to 12.35%
2011	0.95% to 1.50%	65,597	18.28 to 17.13	1,358,086	0.33%	-7.22% to -7.73%
2010	0.95% to 1.50%	81,745	19.71 to 18.57	1,843,302	0.36%	26.51% to 25.81%
2009	0.95% to 1.50%	103,567	15.58 to 14.76	1,836,852	0.00%	36.22% to 35.47%
2008	0.95% to 1.50%	115,944	11.44 to 10.90	1,507,368	0.29%	-45.40% to -45.71%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2012	1.30%	64,761	11.60	751,061	1.11%	3.32%
2011	1.30%	69,098	11.22	775,593	3.12%	2.46%
2010	1.30%	80,749	10.96	884,615	5.34%	3.84%
2009	1.30%	89,576	10.55	945,003	1.40%	5.50%	****
U.S. Equity Fund - Institutional Service Class (ADUES)
2012	1.30%	115,225	12.33	1,420,282	1.04%	14.83%
2011	1.30%	136,054	10.73	1,460,438	0.22%	7.34%	****
American Century International Growth Fund - Class A (TCIGA)
2012	0.95% to 1.50%	10,666	9.59 to 8.94	99,315	1.46%	20.43% to 19.76%
2011	0.95% to 1.50%	12,184	7.97 to 7.46	94,360	0.74%	-12.91% to -13.39%
2010	0.95% to 1.50%	12,326	9.15 to 8.62	109,871	0.90%	12.38% to 11.76%
2009	0.95% to 1.50%	12,624	8.14 to 7.71	100,366	0.61%	32.46% to 31.73%
2008	0.95% to 1.50%	17,553	6.14 to 5.85	105,827	0.92%	-45.88% to -46.19%
American Century International Growth Fund - Investor Class (TCIGR)
2012	1.30%	21,618	27.30	590,110	1.79%	20.28%
2011	1.30%	26,185	22.69	594,261	1.22%	-12.99%
2010	1.30%	31,164	26.08	812,813	1.42%	12.22%
2009	1.30%	35,850	23.24	833,179	0.96%	32.28%
2008	1.30%	38,918	17.57	683,752	1.23%	-45.93%
Growth Fund - Investor Class (TCG)
2012	0.95% to 1.50%	144,835	8.83 to 8.23	5,593,908	0.87%	12.83% to 12.20%
2011	0.95% to 1.50%	171,700	7.83 to 7.34	5,522,792	0.46%	-1.84% to -2.38%
2010	0.95% to 1.50%	173,962	7.97 to 7.51	5,990,131	0.36%	16.52% to 15.87%
2009	0.95% to 1.50%	189,765	6.84 to 6.48	5,481,556	0.29%	34.19% to 33.45%
2008	0.95% to 1.50%	201,215	5.10 to 4.86	4,427,698	0.35%	-38.44% to -38.78%
Income & Growth Fund - Class A (ACIGA)
2012	0.95% to 1.90%	149,912	10.63 to 9.40	1,544,799	1.87%	13.21% to 12.12%
2011	0.95% to 1.90%	156,001	9.39 to 8.39	1,424,932	1.31%	1.75% to 0.77%
2010	0.95% to 1.90%	170,813	9.22 to 8.32	1,536,531	1.19%	12.75% to 11.67%
2009	0.95% to 1.90%	185,704	8.18 to 7.45	1,483,938	1.97%	16.46% to 15.35%
2008	0.95% to 1.90%	193,769	7.02 to 6.46	1,333,084	1.41%	-35.43% to -36.05%
Income & Growth Fund - Investor Class (IGF)
2012	1.30%	115,520	21.29	2,459,020	2.08%	13.03%
2011	1.30%	134,955	18.83	2,541,597	1.55%	1.68%
2010	1.30%	153,519	18.52	2,843,369	1.43%	12.62%
2009	1.30%	175,496	16.45	2,886,200	2.22%	16.39%
2008	1.30%	191,548	14.13	2,706,645	1.61%	-35.53%
Short-Term Government Fund - Investor Class (BSTG)
2012	0.95% to 1.90%	108,398	13.63 to 12.07	2,048,340	0.33%	-0.66% to -1.61%
2011	0.95% to 1.90%	110,359	13.72 to 12.26	2,123,419	0.76%	0.58% to -0.39%
2010	0.95% to 1.90%	118,333	13.65 to 12.31	2,342,931	1.02%	1.30% to 0.33%
2009	0.95% to 1.90%	136,216	13.47 to 12.27	2,521,535	1.84%	1.72% to 0.74%
2008	0.95% to 1.90%	132,980	13.24 to 12.18	2,492,848	3.48%	3.74% to 2.74%
Ultra(R) Fund - Investor Class (TCUL)
2012	0.95% to 1.65%	328,206	8.35 to 7.63	5,953,373	0.48%	13.09% to 12.29%
2011	0.95% to 1.65%	376,005	7.38 to 6.79	6,007,201	0.00%	0.23% to -0.47%
2010	0.95% to 1.65%	421,165	7.36 to 6.83	6,649,134	0.22%	15.46% to 14.64%
2009	0.95% to 1.65%	467,772	6.38 to 5.95	6,451,550	0.52%	34.07% to 33.13%
2008	0.95% to 1.65%	532,419	4.76 to 4.47	5,467,158	0.35%	-42.29% to -42.70%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2012	1.30%	53,365	$ 18.10	$965,740	7.53%	16.19%
2011	1.30%	43,302	15.58	674,459	8.10%	0.87%
2010	1.30%	48,155	15.44	743,548	8.90%	15.15%
2009	1.30%	51,698	13.41	693,236	6.31%	34.09%	****
Appreciation Fund, Inc. (DAF)
2012	0.95% to 1.90%	201,744	12.08 to 10.69	2,764,269	1.64%	9.13% to 8.08%
2011	0.95% to 1.90%	221,462	11.07 to 9.89	2,788,053	1.43%	6.60% to 5.58%
2010	0.95% to 1.90%	224,836	10.39 to 9.37	2,647,383	1.19%	14.16% to 13.07%
2009	0.95% to 1.90%	252,934	9.10 to 8.29	2,619,402	2.05%	19.86% to 18.71%
2008	0.95% to 1.90%	281,538	7.59 to 6.98	2,425,499	1.69%	-33.01% to -33.66%
Balanced Opportunity Fund - Class Z (DPBOZ)
2012	0.95% to 1.60%	66,287	11.86 to 11.25	766,707	1.20%	12.35% to 11.61%
2011	0.95% to 1.60%	73,716	10.56 to 10.08	761,263	1.26%	-2.67% to -3.31%
2010	0.95% to 1.60%	93,691	10.85 to 10.42	997,784	1.44%	12.23% to 11.49%
2009	0.95% to 1.60%	109,528	9.67 to 9.35	1,041,825	1.86%	20.86% to 20.07%
2008	0.95% to 1.60%	119,594	8.00 to 7.79	944,349	2.23%	-28.49% to -28.96%
Dreyfus S&P 500 Index Fund (DSPI)
2012	1.30%	276,731	33.83	9,362,126	1.78%	13.95%
2011	1.30%	308,314	29.69	9,153,730	1.50%	0.33%
2010	1.30%	333,365	29.59	9,864,563	1.53%	13.07%
2009	1.30%	359,565	26.17	9,409,875	1.85%	24.40%
2008	1.30%	390,208	21.04	8,208,950	1.75%	-38.10%
Intermediate Term Income Fund - Class A (DPITIA)
2012	1.30%	117,378	12.90	1,514,251	2.33%	5.79%
2011	1.30%	126,265	12.19	1,539,777	2.93%	5.92%
2010	1.30%	134,162	11.51	1,544,674	3.80%	7.60%
2009	1.30%	148,448	10.70	1,588,436	4.80%	15.58%
2008	1.30%	171,020	9.26	1,583,323	3.07%	-7.42%	****
Opportunistic Small Cap Fund (DROSC)
2012	1.20% to 1.25%	1,580	12.78 to 12.77	20,186	0.00%	19.28% to 19.22%
2011	1.20% to 1.25%	735	10.71	7,873	0.00%	7.12% to 7.11%	****
Third Century Fund, Inc. - Class Z (DTC)
2012	0.95% to 1.45%	30,148	7.58 to 7.11	526,210	0.67%	10.60% to 10.04%
2011	0.95% to 1.45%	31,777	6.86 to 6.46	531,455	0.64%	-0.26% to -0.76%
2010	0.95% to 1.50%	39,481	6.87 to 6.48	637,482	0.59%	13.41% to 12.78%
2009	0.95% to 1.50%	44,065	6.06 to 5.74	618,308	0.91%	32.03% to 31.30%
2008	0.95% to 1.50%	46,872	4.59 to 4.37	503,854	0.34%	-34.92% to -35.29%
Bond Fund - Class F Shares (FBDF)
2012	0.95% to 2.05%	99,418	21.42 to 18.60	2,212,934	4.89%	9.17% to 7.96%
2011	0.95% to 2.05%	84,745	19.62 to 17.23	1,737,713	5.39%	5.01% to 3.84%
2010	0.95% to 2.05%	103,684	18.69 to 16.59	2,029,593	6.06%	9.80% to 8.58%
2009	0.95% to 2.05%	103,439	17.02 to 15.28	1,847,181	6.38%	25.21% to 23.82%
2008	0.95% to 2.05%	116,421	13.59 to 12.34	1,665,806	6.34%	-11.20% to -12.19%
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2012	0.95% to 1.45%	5,018	10.69 to 10.04	52,061	2.78%	9.83% to 9.27%
2011	0.95% to 1.45%	11,965	9.73 to 9.19	112,671	2.61%	6.15% to 5.62%
2010	0.95% to 1.45%	12,695	9.17 to 8.70	112,991	2.73%	10.29% to 9.74%
2009	0.95% to 1.45%	12,993	8.31 to 7.93	105,337	2.96%	14.30% to 13.73%
2008	0.95% to 1.45%	10,426	7.27 to 6.97	74,252	2.68%	-30.55% to -30.90%
High Yield Trust (FHYT)
2012	0.95% to 1.90%	157,579	20.80 to 18.41	3,126,738	6.44%	17.21% to 16.08%
2011	0.95% to 1.90%	137,795	17.75 to 15.86	2,325,698	6.65%	2.50% to 1.52%
2010	0.95% to 1.90%	190,156	17.31 to 15.62	3,183,303	7.00%	15.29% to 14.18%
2009	0.95% to 1.90%	343,037	15.02 to 13.68	5,038,389	7.99%	54.05% to 52.57%
2008	0.95% to 1.90%	146,497	9.75 to 8.97	1,367,641	8.64%	-28.81% to -29.49%
Intermediate Corporate Bond Fund - Service Shares (FIIF)
2012	0.95% to 1.90%	37,865	17.37 to 15.43	636,525	4.01%	8.33% to 7.28%
2011	0.95% to 1.90%	41,523	16.03 to 14.39	648,172	4.38%	1.90% to 0.92%
2010	0.95% to 1.90%	56,098	15.73 to 14.25	863,714	4.49%	6.02% to 5.00%
2009	0.95% to 1.90%	59,189	14.84 to 13.58	863,050	4.79%	15.64% to 14.53%
2008	0.95% to 1.90%	53,935	12.83 to 11.85	679,230	5.15%	-8.13% to -9.01%
Advisor Balanced Fund - Class A (FABA)
2012	0.95% to 1.50%	10,391	13.47 to 12.55	135,160	1.26%	11.32% to 10.70%
2011	0.95% to 1.50%	17,211	12.10 to 11.34	202,783	1.45%	0.40% to -0.16%
2010	0.95% to 1.50%	23,021	12.05 to 11.35	270,598	1.64%	12.19% to 11.57%
2009	0.95% to 1.50%	28,453	10.74 to 10.18	299,710	1.99%	26.02% to 25.32%
2008	0.95% to 1.50%	35,526	8.52 to 8.12	297,253	1.96%	-32.50% to -32.87%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisor Balanced Fund - Class T (FAB)
2012	1.30%	66,501	$18.94	$1,259,205	1.21%	10.64%
2011	1.30%	59,697	17.11	1,021,638	1.32%	-0.11%
2010	1.30%	63,448	17.13	1,087,007	1.43%	11.54%
2009	1.30%	70,667	15.36	1,085,420	1.84%	25.29%
2008	1.30%	68,727	12.26	842,534	1.71%	-32.86%
Advisor Equity Growth Fund - Class A (FAEGA)
2012	0.95% to 1.65%	76,497	8.23 to 7.54	607,246	0.00%	13.10% to 12.30%
2011	0.95% to 1.65%	95,472	7.27 to 6.72	671,499	0.00%	-0.98% to -1.68%
2010	0.95% to 1.65%	103,042	7.35 to 6.83	734,881	0.00%	22.39% to 21.53%
2009	0.95% to 1.65%	124,740	6.00 to 5.62	730,621	0.00%	26.70% to 25.80%
2008	0.95% to 1.65%	140,144	4.74 to 4.47	651,442	0.11%	-47.46% to -47.83%
Advisor Equity Income Fund - Class A (FAEIA)
2012	0.95% to 1.90%	126,885	15.04 to 13.32	1,832,057	2.47%	15.70% to 14.58%
2011	0.95% to 1.90%	150,911	13.00 to 11.62	1,896,404	1.98%	-0.52% to -1.47%
2010	0.95% to 1.90%	178,554	13.07 to 11.79	2,267,212	1.34%	12.22% to 11.14%
2009	0.95% to 1.90%	222,198	11.65 to 10.61	2,524,127	1.76%	23.33% to 22.14%
2008	0.95% to 1.90%	234,094	9.45 to 8.69	2,164,344	1.43%	-41.18% to -41.74%
Advisor Equity Income Fund - Class T (FAEI)
2012	1.30%	76,388	22.81	1,742,583	2.26%	15.06%
2011	1.30%	82,492	19.83	1,635,451	1.75%	-1.09%
2010	1.30%	91,181	20.04	1,827,597	1.15%	11.66%
2009	1.30%	103,627	17.95	1,860,200	1.51%	22.66%
2008	1.30%	127,058	14.64	1,859,519	1.18%	-41.53%
Advisor Growth Opportunities Fund - Class A (FAGOA)
2012	0.95% to 1.50%	50,561	9.57 to 8.92	467,341	0.00%	17.84% to 17.18%
2011	0.95% to 1.50%	44,584	8.12 to 7.61	349,256	0.00%	0.94% to 0.38%
2010	0.95% to 1.50%	51,072	8.05 to 7.58	398,386	0.00%	22.52% to 21.84%
2009	0.95% to 1.50%	54,119	6.57 to 6.22	345,902	0.47%	45.82% to 45.01%
2008	0.95% to 1.90%	61,783	4.50 to 4.14	272,500	0.00%	-55.73% to -56.16%
Advisor Growth Opportunities Fund - Class T (FAGO)
2012	1.30%	118,799	16.37	1,944,381	0.00%	17.19%
2011	1.30%	127,085	13.97	1,774,960	0.00%	0.42%
2010	1.30%	137,050	13.91	1,906,065	0.00%	21.81%
2009	1.30%	152,316	11.42	1,739,069	0.23%	44.97%
2008	1.30%	170,528	7.88	1,343,043	0.00%	-55.96%
Advisor High Income Advantage Fund - Class T (FAHY)
2012	0.95% to 1.90%	26,281	22.49 to 19.90	702,423	4.94%	16.98% to 15.85%
2011	0.95% to 1.90%	25,766	19.22 to 17.18	601,339	6.11%	-1.11% to -2.05%
2010	0.95% to 1.90%	29,851	19.44 to 17.54	702,816	6.72%	16.79% to 15.67%
2009	0.95% to 1.90%	36,159	16.64 to 15.16	727,082	6.50%	68.01% to 66.40%
2008	0.95% to 1.90%	53,238	9.91 to 9.11	612,390	7.09%	-39.52% to -40.10%
Advisor Overseas Fund - Class A (FAOA)
2012	0.95% to 1.50%	592	10.94 to 10.22	6,362	1.50%	19.62% to 18.95%
2011	0.95% to 1.50%	678	9.14 to 8.59	6,087	1.33%	-18.65% to -19.10%
2010	0.95% to 1.50%	678	11.24 to 10.62	7,495	1.08%	12.02% to 11.40%
2009	0.95% to 1.50%	847	10.03 to 9.53	8,321	1.56%	25.11% to 24.42%
2008	0.95% to 1.50%	1,180	8.02 to 7.66	9,267	1.07%	-43.58% to -43.89%
Asset Manager 50% (FAM)
2012	1.30%	63,385	26.07	1,652,169	1.58%	9.92%
2011	1.30%	67,768	23.71	1,607,050	1.77%	-1.93%
2010	1.30%	71,921	24.18	1,739,186	1.80%	12.04%
2009	1.30%	76,622	21.58	1,653,754	2.46%	29.24%
2008	1.30%	84,558	16.70	1,412,125	2.87%	-28.74%
Balance Sheet Investment Fund - Class A (FRBSI)
2012	0.95% to 1.65%	87,231	22.13 to 20.29	1,861,773	1.43%	14.54% to 13.73%
2011	0.95% to 1.65%	109,046	19.32 to 17.84	2,042,848	0.50%	-7.25% to -7.90%
2010	0.95% to 1.65%	131,609	20.83 to 19.37	2,673,167	1.51%	20.69% to 19.84%
2009	0.95% to 1.65%	164,620	17.26 to 16.16	2,779,669	1.12%	21.43% to 20.57%
2008	0.95% to 1.65%	186,547	14.21 to 13.40	2,602,134	1.34%	-36.62% to -37.07%
Foreign Fund - Class A (TFF)
2012	0.95% to 1.65%	50,054	17.09 to 15.62	1,157,090	2.25%	17.43% to 16.59%
2011	0.95% to 1.65%	54,681	14.55 to 13.40	1,079,973	2.10%	-13.54% to -14.15%
2010	0.95% to 1.65%	71,757	16.83 to 15.60	1,633,935	1.76%	7.47% to 6.71%
2009	0.95% to 1.65%	88,536	15.66 to 14.62	1,879,216	1.55%	48.31% to 47.26%
2008	0.95% to 1.65%	128,037	10.56 to 9.93	1,801,366	2.68%	-46.60% to -46.98%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2012	0.95% to 1.90%	236,898	$ 17.61 to $ 15.59	$4,280,497	1.88%	13.66% to 12.56%
2011	0.95% to 1.90%	273,575	15.50 to 13.85	4,361,527	2.01%	-2.72% to -3.65%
2010	0.95% to 1.90%	326,468	15.93 to 14.37	5,359,725	2.77%	10.35% to 9.30%
2009	0.95% to 1.90%	370,806	14.43 to 13.15	5,518,368	2.20%	26.63% to 25.41%
2008	0.95% to 1.90%	429,113	11.40 to 10.49	5,060,629	0.88%	-38.69% to -39.28%
Small-Mid Cap Growth Fund - Class A (FSCG)
2012	0.95% to 1.80%	100,576	9.81 to 8.79	955,270	0.00%	9.73% to 8.78%
2011	0.95% to 1.80%	115,534	8.94 to 8.08	1,002,423	0.00%	-5.80% to -6.60%
2010	0.95% to 1.80%	126,663	9.49 to 8.65	1,170,673	0.00%	27.22% to 26.12%
2009	0.95% to 1.90%	155,606	7.46 to 6.79	1,134,419	0.00%	41.81% to 40.45%
2008	0.95% to 1.90%	178,924	5.26 to 4.84	923,208	0.00%	-43.06% to -43.61%
Real Estate Fund - Class A (AREA)
2012	0.95% to 1.90%	88,466	11.28 to 11.10	993,612	0.39%	15.44% to 14.33%
2011	0.95% to 1.90%	120,617	9.77 to 9.71	1,176,920	0.46%	-2.31% to -2.88%	****
Small Cap Growth Fund - Investor Class (ASCGI)
2012	0.95% to 1.65%	27,450	13.07 to 12.46	353,980	0.00%	17.21% to 16.38%
2011	0.95% to 1.65%	52,838	11.15 to 10.71	585,308	0.00%	-2.17% to -2.86%
2010	0.95% to 1.65%	31,371	11.40 to 11.02	354,081	0.00%	25.07% to 24.19%
2009	0.95% to 1.65%	44,299	9.11 to 8.87	400,977	0.00%	33.17% to 32.23%
2008	0.95% to 1.65%	39,233	6.84 to 6.71	267,042	0.00%	-39.33% to -39.76%
Janus Balanced Fund - Class S (JBS)
2012	0.95% to 1.65%	89,940	13.73 to 13.40	1,226,845	2.19%	11.61% to 10.82%
2011	0.95% to 1.65%	98,460	12.31 to 12.09	1,206,245	1.83%	0.11% to -0.60%
2010	0.95% to 1.65%	92,967	12.29 to 12.16	1,139,235	1.95%	6.49% to 5.74%
2009	0.95% to 1.65%	102,509	11.54 to 11.50	1,182,271	0.65%	15.43% to 15.03%	****
Janus Fund - Class T (JF)
2012	0.95% to 2.05%	198,550	7.09 to 6.15	3,390,414	0.59%	16.62% to 15.32%
2011	0.95% to 2.05%	226,017	6.08 to 5.33	3,341,605	0.41%	-6.77% to -7.81%
2010	0.95% to 2.05%	264,736	6.52 to 5.79	4,160,420	0.23%	10.16% to 8.93%
2009	0.95% to 2.05%	315,151	5.92 to 5.31	4,377,228	0.49%	36.00% to 34.49%
2008	0.95% to 2.05%	342,863	4.35 to 3.95	3,522,123	0.58%	-40.41% to -41.07%
Janus Overseas Fund - Class S (JOS)
2012	0.95% to 1.50%	24,526	11.00 to 10.79	267,822	2.39%	11.03% to 10.41%
2011	0.95% to 1.50%	32,863	9.91 to 9.77	323,703	0.00%	-33.56% to -33.93%
2010	0.95% to 1.50%	32,990	14.91 to 14.79	490,290	0.00%	17.85% to 17.19%
2009	0.95% to 1.50%	13,953	12.65 to 12.62	176,315	0.47%	26.52% to 26.17%	****
Janus Twenty Fund - Class T (JTF)
2012	0.95% to 1.90%	420,544	8.55 to 7.56	13,947,114	0.70%	21.15% to 19.99%
2011	0.95% to 1.90%	466,181	7.05 to 6.30	12,669,534	0.07%	-9.06% to -9.93%
2010	0.95% to 1.90%	554,286	7.76 to 7.00	16,144,328	0.24%	5.96% to 4.94%
2009	0.95% to 1.90%	631,933	7.32 to 6.67	17,300,779	0.00%	41.91% to 40.55%
2008	0.95% to 1.90%	702,689	5.16 to 4.74	13,313,774	0.01%	-42.52% to -43.08%
Janus Worldwide Fund - Class T (JWF)
2012	0.95% to 1.45%	119,817	6.47 to 6.07	1,851,784	1.01%	18.70% to 18.10%
2011	0.95% to 1.45%	136,743	5.45 to 5.14	1,794,282	0.61%	-14.66% to -15.09%
2010	0.95% to 1.45%	159,288	6.39 to 6.05	2,468,371	0.47%	14.52% to 13.94%
2009	0.95% to 1.45%	186,615	5.58 to 5.31	2,543,389	1.21%	36.37% to 35.68%
2008	0.95% to 1.45%	211,026	4.09 to 3.91	2,121,683	0.80%	-45.54% to -45.82%
Janus Worldwide Fund - Class S (JWS)
2012	0.95% to 1.65%	16,415	14.11 to 13.76	229,314	0.73%	18.41% to 17.57%
2011	0.95% to 1.65%	16,166	11.92 to 11.71	191,270	0.33%	-14.87% to -15.47%
2010	0.95% to 1.65%	18,742	14.00 to 13.85	261,201	0.11%	15.73% to 14.91%
2009	0.95% to 1.90%	22,694	12.09 to 12.04	274,116	0.29%	20.94% to 20.37%	****
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2012	0.95% to 1.90%	91,719	21.63 to 19.14	2,101,085	0.00%	13.97% to 12.87%
2011	0.95% to 1.90%	99,730	18.98 to 16.96	2,010,952	0.00%	-10.95% to -11.80%
2010	0.95% to 1.90%	104,955	21.31 to 19.23	2,383,031	0.00%	22.19% to 21.02%
2009	0.95% to 1.90%	105,658	17.44 to 15.89	1,967,783	0.00%	53.49% to 52.02%
2008	0.95% to 1.90%	110,931	11.36 to 10.45	1,350,395	0.00%	-35.35% to -35.98%
MFS Strategic Income Fund - Class A (MSI)
2012	1.30%	85,387	18.33	1,564,949	4.66%	9.27%
2011	1.30%	79,260	16.77	1,329,413	5.00%	2.98%
2010	1.30%	70,649	16.29	1,150,745	5.24%	8.47%
2009	1.30%	69,165	15.02	1,038,632	6.21%	23.35%
2008	1.30%	56,765	12.17	691,060	7.47%	-12.96%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Bond Fund - Institutional Service Class (NBF)
2012	0.95% to 2.05%	23,941	$ 19.97 to $ 17.34	$1,436,368	3.50%	7.29% to 6.09%
2011	0.95% to 2.05%	25,913	18.62 to 16.34	1,423,676	3.73%	5.60% to 4.43%
2010	0.95% to 2.05%	27,488	17.63 to 15.65	1,458,334	3.87%	7.08% to 5.89%
2009	0.95% to 2.05%	31,453	16.46 to 14.78	1,432,899	5.56%	14.86% to 13.59%
2008	0.95% to 2.05%	29,775	14.33 to 13.01	1,245,419	4.97%	-5.53% to -6.58%
Bond Index Fund - Class A (NBIXA)
2012	0.95% to 1.65%	25,593	17.03 to 15.62	418,504	2.40%	2.65% to 1.92%
2011	0.95% to 1.65%	24,974	16.59 to 15.32	398,381	2.84%	6.10% to 5.35%
2010	0.95% to 1.65%	25,410	15.64 to 14.55	384,194	3.31%	4.90% to 4.16%
2009	0.95% to 1.65%	23,438	14.91 to 13.96	339,699	4.07%	4.00% to 3.27%
2008	0.95% to 1.65%	23,594	14.34 to 13.52	329,974	4.43%	3.46% to 2.73%
Fund - Class A (NFA)
2012	0.95% to 1.65%	101,501	10.69 to 10.55	1,078,616	1.15%	13.15% to 12.35%
2011	0.95% to 1.65%	123,484	9.45 to 9.39	1,163,324	0.90%	-5.54% to -6.10%	****
Nationwide Fund - Institutional Service Class (NF)
2012	0.95% to 1.65%	37,854	10.91 to 9.98	2,267,416	1.39%	13.40% to 12.60%
2011	0.95% to 1.65%	46,198	9.62 to 8.86	2,542,778	1.11%	-0.56% to -1.26%
2010	0.95% to 1.65%	46,193	9.68 to 8.97	2,789,416	0.75%	11.70% to 10.91%
2009	0.95% to 1.65%	51,653	8.66 to 8.09	2,707,092	1.18%	24.62% to 23.74%
2008	0.95% to 1.65%	51,448	6.95 to 6.54	2,250,187	1.44%	-42.07% to -42.48%
Government Bond Fund - Institutional Service Class (NGBF)
2012	0.95% to 1.90%	192,258	18.57 to 16.44	3,791,513	2.03%	2.69% to 1.70%
2011	0.95% to 1.90%	187,137	18.08 to 16.16	3,554,137	2.77%	6.30% to 5.28%
2010	0.95% to 1.90%	212,672	17.01 to 15.35	3,770,750	2.86%	3.96% to 2.96%
2009	0.95% to 1.90%	244,555	16.36 to 14.91	4,180,833	3.73%	2.47% to 1.49%
2008	0.95% to 1.90%	240,841	15.97 to 14.69	4,052,977	4.16%	6.96% to 5.94%
Nationwide Growth Fund - Institutional Class (NGF)
2012	0.95% to 1.45%	10,666	7.29 to 6.83	326,783	0.56%	12.17% to 11.61%
2011	0.95% to 1.45%	11,617	6.50 to 6.12	364,967	0.00%	-2.72% to -3.21%
2010	0.95% to 1.45%	12,752	6.68 to 6.33	444,748	0.08%	20.63% to 20.02%
2009	0.95% to 1.45%	13,029	5.54 to 5.27	387,412	0.30%	31.89% to 31.22%
2008	0.95% to 1.45%	14,627	4.20 to 4.02	347,429	0.35%	-39.29% to -39.59%
International Index Fund - Class A (NIIXA)
2012	1.10% to 1.45%	492	11.28 to 10.80	5,493	2.54%	16.73% to 16.32%
2011	1.10% to 1.45%	648	9.66 to 9.28	6,158	2.06%	-14.07% to -14.38%
2010	1.10% to 1.45%	1,477	11.24 to 10.84	16,387	2.33%	6.29% to 5.92%
2009	1.10% to 1.90%	1,611	10.58 to 9.81	16,826	2.89%	27.29% to 26.26%
2008	1.10% to 1.90%	1,612	8.31 to 7.77	13,236	3.10%	-43.05% to -43.51%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2012	0.95% to 1.65%	119,470	12.52 to 11.48	1,436,962	1.82%	14.86% to 14.04%
2011	0.95% to 1.65%	130,269	10.90 to 10.07	1,370,187	1.36%	-5.01% to -5.68%
2010	0.95% to 1.65%	146,892	11.48 to 10.67	1,635,176	1.46%	13.48% to 12.68%
2009	0.95% to 1.65%	166,944	10.12 to 9.47	1,646,518	1.86%	26.06% to 25.17%
2008	0.95% to 1.65%	170,493	8.02 to 7.57	1,341,167	1.97%	-37.37% to -37.82%
Investor Destinations Conservative Fund - Service Class (IDCS)
2012	0.95% to 1.60%	66,093	13.97 to 12.89	896,075	1.79%	4.08% to 3.39%
2011	0.95% to 1.60%	82,979	13.42 to 12.47	1,085,216	1.77%	1.91% to 1.24%
2010	0.95% to 1.60%	127,050	13.17 to 12.31	1,642,995	1.79%	4.86% to 4.17%
2009	0.95% to 1.60%	212,475	12.56 to 11.82	2,640,623	2.57%	7.78% to 7.07%
2008	0.95% to 1.60%	148,614	11.66 to 11.04	1,708,765	2.84%	-7.07% to -7.68%
Investor Destinations Moderate Fund - Service Class (IDMS)
2012	0.95% to 1.90%	366,259	13.64 to 12.12	4,826,998	1.75%	9.90% to 8.84%
2011	0.95% to 1.90%	400,899	12.41 to 11.13	4,824,358	1.61%	-1.05% to -1.99%
2010	0.95% to 1.90%	434,421	12.54 to 11.36	5,299,735	1.76%	9.68% to 8.63%
2009	0.95% to 1.90%	481,308	11.43 to 10.46	5,384,082	2.24%	17.94% to 16.81%
2008	0.95% to 1.90%	589,087	9.69 to 8.95	5,605,638	2.47%	-23.90% to -24.63%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2012	0.95% to 1.90%	267,649	13.19 to 11.72	3,405,974	1.81%	12.73% to 11.64%
2011	0.95% to 1.90%	319,033	11.70 to 10.50	3,622,528	1.48%	-3.12% to -4.05%
2010	0.95% to 1.90%	356,351	12.08 to 10.94	4,193,939	1.69%	11.72% to 10.65%
2009	0.95% to 1.90%	378,369	10.81 to 9.89	3,994,416	2.10%	23.09% to 21.91%
2008	0.95% to 1.90%	376,422	8.78 to 8.11	3,238,223	2.24%	-31.96% to -32.62%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2012	0.95% to 1.60%	98,732	14.16 to 13.06	1,350,787	1.86%	7.08% to 6.37%
2011	0.95% to 1.60%	105,880	13.22 to 12.28	1,358,685	1.74%	0.99% to 0.33%
2010	0.95% to 1.60%	119,444	13.09 to 12.24	1,524,417	1.94%	7.40% to 6.70%
2009	0.95% to 1.60%	127,996	12.19 to 11.47	1,528,543	2.39%	13.23% to 12.49%
2008	0.95% to 1.60%	148,381	10.77 to 10.20	1,568,784	2.71%	-15.80% to -16.35%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Market Index Fund - Class A (NMCIXA)
2012	0.95% to 1.65%	42,441	$ 18.35 to $ 16.83	$753,058	0.86%	16.07% to 15.25%
2011	0.95% to 1.65%	56,719	15.81 to 14.60	871,695	0.55%	-3.73% to -4.41%
2010	0.95% to 1.65%	63,048	16.42 to 15.27	1,011,201	0.77%	24.66% to 23.78%
2009	0.95% to 1.75%	72,630	13.18 to 12.22	937,685	0.87%	35.23% to 34.14%
2008	0.95% to 1.90%	79,224	9.74 to 9.00	758,642	0.77%	-37.33% to -37.93%
Money Market Fund - Prime Shares (MMF)
2012	1.30%	364,519	23.74 to 30.08	8,658,809	0.00%	-1.30%
2011	1.30%	351,137	24.05 to 30.48	8,451,515	0.00%	-1.30%
2010	1.30%	364,267	24.37 to 30.88	8,886,266	0.00%	-1.30%
2009	1.30%	388,450	24.69 to 31.28	9,605,483	0.02%	-1.28%
2008	1.30%	441,677	25.01 to 31.49	11,061,920	2.09%	0.76%
Money Market Fund - Service Class (MMFR)
2012	0.95% to 1.90%	364,191	11.14 to 9.86	3,942,002	0.00%	-0.95% to -1.91%
2011	0.95% to 1.90%	379,129	11.24 to 10.05	4,151,623	0.00%	-0.95% to -1.89%
2010	0.95% to 1.90%	404,615	11.35 to 10.24	4,484,839	0.00%	-0.95% to -1.90%
2009	0.95% to 1.90%	481,353	11.46 to 10.44	5,404,293	0.01%	-0.95% to -1.90%
2008	0.95% to 1.90%	858,237	11.57 to 10.64	9,814,845	1.95%	1.03% to 0.07%
Nationwide Growth Fund - Class A (NGFA)
2012	0.95% to 1.45%	32,183	14.72 to 14.06	460,749	0.32%	11.87% to 11.30%
2011	0.95% to 1.45%	32,512	13.16 to 12.63	417,301	0.00%	-2.89% to -3.38%
2010	0.95% to 1.45%	37,104	13.55 to 13.07	491,695	0.00%	20.28% to 19.67%
2009	0.95% to 1.45%	34,957	11.26 to 10.92	386,496	0.11%	31.33% to 30.67%
2008	0.95% to 1.45%	36,305	8.58 to 8.36	306,674	0.16%	-39.45% to -39.75%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	1.30%	92,312	13.77	1,270,859	1.60%	14.39%
2011	1.30%	94,736	12.03	1,140,129	1.77%	-5.18%
2010	1.30%	120,224	12.69	1,525,879	1.65%	13.14%
2009	1.30%	127,979	11.22	1,435,666	1.06%	25.55%
2008	1.30%	105,894	8.93	946,155	2.15%	-37.67%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	1.30%	31,472	12.65	398,051	1.96%	3.81%
2011	1.30%	26,297	12.18	320,407	2.28%	1.60%
2010	1.30%	18,103	11.99	217,106	2.48%	4.52%
2009	1.30%	26,698	11.47	306,349	1.81%	7.67%
2008	1.30%	11,637	10.66	124,022	3.40%	-7.24%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.95% to 1.45%	173,919	14.28 to 14.01	2,357,754	1.49%	9.76% to 9.20%
2011	0.95% to 1.45%	188,919	13.01 to 12.83	2,340,885	2.13%	-0.99% to -1.49%
2010	0.95% to 1.60%	183,117	13.14 to 12.99	2,302,891	1.93%	9.86% to 9.14%
2009	0.95% to 1.60%	151,279	11.96 to 11.90	1,737,400	1.52%	19.58% to 19.04%	****
2008	1.30%	118,611	9.73	1,153,663	2.78%	-24.19%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	1.30%	204,481	13.83	2,827,149	1.63%	12.28%
2011	1.30%	222,295	12.31	2,737,353	2.02%	-3.40%
2010	1.30%	210,735	12.75	2,686,238	1.82%	11.37%
2009	1.30%	190,707	11.45	2,182,798	1.31%	22.78%
2008	1.30%	176,763	9.32	1,647,885	2.48%	-32.28%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	1.30%	68,753	13.29	913,706	1.72%	6.63%
2011	1.30%	64,339	12.46	801,865	2.27%	0.74%
2010	1.30%	58,117	12.37	719,009	2.04%	7.11%
2009	1.30%	42,401	11.55	489,770	1.72%	13.07%
2008	1.30%	39,270	10.22	401,164	3.27%	-16.15%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2012	1.20% to 1.45%	12,862	9.36 to 9.25	119,893	0.39%	14.13% to 13.84%
2011	1.10% to 1.45%	12,851	8.23 to 8.13	105,080	1.26%	-10.62% to -10.93%
2010	1.10% to 1.45%	8,906	9.21 to 9.12	81,599	0.83%	12.55% to 12.16%
2009	1.00% to 1.45%	5,179	8.20 to 8.14	42,321	1.08%	34.75% to 34.13%
2008	1.00% to 1.30%	5,488	6.08 to 6.07	33,359	0.00%	-39.17% to -39.29%	****
S&P 500 Index Fund - Service Class (NIXR)
2012	0.95% to 2.05%	245,704	10.14 to 8.80	2,572,395	1.63%	14.24% to 12.97%
2011	0.95% to 2.05%	250,592	8.87 to 7.79	2,289,393	1.42%	0.51% to -0.61%
2010	0.95% to 2.05%	287,834	8.83 to 7.84	2,633,472	1.47%	13.30% to 12.05%
2009	0.95% to 2.05%	286,683	7.79 to 6.99	2,307,596	1.95%	24.77% to 23.38%
2008	0.95% to 2.05%	316,384	6.25 to 5.67	2,031,180	1.61%	-38.05% to -38.74%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Index Fund - Class A (NSCIXA)
2012	0.95% to 1.65%	31,779	$ 16.15 to $ 14.80	$495,237	1.32%	14.79% to 13.98%
2011	0.95% to 1.65%	40,467	14.07 to 12.99	552,169	0.56%	-5.56% to -6.23%
2010	0.95% to 1.65%	50,675	14.89 to 13.85	735,314	0.89%	25.20% to 24.32%
2009	0.95% to 1.65%	56,625	11.90 to 11.14	659,475	0.71%	25.14% to 24.25%
2008	0.95% to 1.65%	68,434	9.51 to 8.97	639,017	0.70%	-34.70% to -35.17%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.95% to 1.35%	7,878	14.01 to 13.81	108,981	2.92%	18.43% to 17.95%
2011	1.20% to 1.35%	5,976	11.75 to 11.71	70,042	3.12%	-13.48% to -13.61%
2010	1.20% to 1.40%	4,737	13.59 to 13.54	64,230	2.18%	5.07% to 4.86%
2009	1.20% to 1.45%	4,132	12.93 to 12.91	53,391	1.28%	29.30% to 29.08%	****
Genesis Fund - Trust Class (NBGST)
2012	0.95% to 1.90%	262,029	32.26 to 28.55	8,380,160	0.20%	8.77% to 7.73%
2011	0.95% to 1.90%	307,263	29.66 to 26.50	9,065,232	0.93%	3.61% to 2.62%
2010	0.95% to 1.90%	351,590	28.62 to 25.83	10,053,937	0.00%	20.22% to 19.07%
2009	0.95% to 1.90%	431,654	23.81 to 21.69	10,288,233	0.00%	25.05% to 23.85%
2008	0.95% to 1.90%	506,634	19.04 to 17.51	9,690,345	0.00%	-33.49% to -34.13%
Guardian Fund - Investor Class (NBGF)
2012	1.30%	56,334	24.29	1,368,345	1.19%	11.34%
2011	1.30%	64,271	21.82	1,402,100	0.65%	-4.19%
2010	1.30%	69,743	22.77	1,588,094	0.36%	17.96%
2009	1.30%	78,552	19.30	1,516,365	0.54%	28.52%
2008	1.30%	93,599	15.02	1,405,916	0.39%	-39.02%
Guardian Fund - Trust Class (NBGT)
2012	0.95% to 1.45%	13,312	13.09 to 12.28	169,485	1.51%	11.53% to 10.97%
2011	0.95% to 1.45%	13,785	11.74 to 11.06	157,809	0.82%	-3.97% to -4.45%
2010	0.95% to 1.45%	13,494	12.22 to 11.58	160,899	0.37%	18.23% to 17.64%
2009	0.95% to 1.45%	14,316	10.34 to 9.84	144,646	0.59%	28.57% to 27.92%
2008	0.95% to 1.45%	15,586	8.04 to 7.69	122,622	0.34%	-38.86% to -39.17%
Large Cap Value Fund: Investor Class (PF)
2012	1.30%	75,068	35.07	2,632,946	1.26%	15.43%
2011	1.30%	90,001	30.39	2,734,688	0.39%	-12.42%
2010	1.30%	107,237	34.69	3,720,403	0.13%	13.90%
2009	1.30%	115,319	30.46	3,512,455	0.67%	54.07%
2008	1.30%	124,626	19.77	2,463,697	0.30%	-52.61%
Large Cap Value Fund: Trust Class (NBPT)
2012	0.95% to 1.90%	12,655	13.84 to 12.25	170,621	1.14%	15.70% to 14.58%
2011	0.95% to 1.90%	17,875	11.96 to 10.69	210,308	0.20%	-12.30% to -13.14%
2010	0.95% to 1.90%	21,075	13.64 to 12.31	283,156	0.01%	14.10% to 13.01%
2009	0.95% to 1.90%	22,103	11.95 to 10.89	260,739	0.73%	54.37% to 52.89%
2008	0.95% to 1.90%	25,492	7.74 to 7.12	194,979	0.27%	-52.52% to -52.98%
Short Duration Bond Fund - Investor Class (NLMB)
2012	1.30%	47,472	15.16	719,633	2.03%	2.92%
2011	1.30%	46,949	14.73	691,497	2.74%	-0.59%
2010	1.30%	50,426	14.82	747,087	3.28%	4.59%
2009	1.30%	51,020	14.17	722,722	4.97%	11.88%
2008	1.30%	59,145	12.66	748,858	5.17%	-17.13%
Socially Responsive Fund - Trust Class (NBSRT)
2012	0.95% to 1.50%	71,799	14.47 to 13.79	1,016,158	0.84%	9.74% to 9.13%
2011	0.95% to 1.50%	85,393	13.19 to 12.64	1,105,899	0.59%	-3.97% to -4.50%
2010	0.95% to 1.50%	91,353	13.73 to 13.23	1,236,454	0.17%	21.40% to 20.72%
2009	0.95% to 1.50%	91,835	11.31 to 10.96	1,027,469	0.40%	29.10% to 28.39%
2008	0.95% to 1.50%	101,361	8.76 to 8.54	881,359	0.44%	-39.48% to -39.82%
Oppenheimer Capital Appreciation Fund - Class A (OCAF)
2012	0.95% to 1.80%	110,486	8.75 to 7.87	939,343	0.56%	12.61% to 11.64%
2011	0.95% to 1.80%	147,006	7.77 to 7.05	1,117,282	0.16%	-2.51% to -3.34%
2010	0.95% to 1.80%	177,028	7.97 to 7.30	1,384,023	0.00%	8.11% to 7.18%
2009	0.95% to 1.80%	204,982	7.37 to 6.81	1,484,634	0.00%	42.22% to 41.00%
2008	0.95% to 1.80%	216,105	5.18 to 4.83	1,103,293	0.00%	-46.41% to -46.87%
Oppenheimer Global Fund - Class A (OGF)
2012	0.95% to 1.90%	114,778	14.62 to 12.94	4,154,982	0.99%	19.60% to 18.45%
2011	0.95% to 1.90%	134,697	12.23 to 10.93	4,119,651	1.61%	-9.56% to -10.43%
2010	0.95% to 1.90%	159,326	13.52 to 12.20	5,405,188	0.84%	14.58% to 13.48%
2009	0.95% to 1.90%	204,845	11.80 to 10.75	5,832,080	0.60%	37.88% to 36.56%
2008	0.95% to 1.90%	239,483	8.56 to 7.87	4,879,638	1.38%	-41.59% to -42.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Strategic Income Fund - Class A (OSI)
2012	0.95% to 1.60%	99,234	$ 21.26 to $ 19.61	$2,076,433	5.70%	12.41% to 11.67%
2011	0.95% to 1.60%	65,655	18.91 to 17.56	1,218,033	6.11%	-0.07% to -0.72%
2010	0.95% to 1.60%	97,222	18.92 to 17.69	1,817,449	6.47%	14.86% to 14.10%
2009	0.95% to 1.60%	62,556	16.47 to 15.50	1,011,659	6.74%	20.93% to 20.14%
2008	0.95% to 1.60%	52,611	13.62 to 12.90	702,172	5.71%	-17.30% to -17.84%
PIMCO Total Return Fund - Class A (PMTRA)
2012	0.95% to 1.80%	157,933	20.52 to 18.47	3,136,611	3.78%	8.89% to 7.96%
2011	0.95% to 1.80%	174,563	18.85 to 17.11	3,198,201	3.47%	2.76% to 1.88%
2010	0.95% to 1.80%	231,006	18.34 to 16.79	4,147,110	2.67%	7.33% to 6.41%
2009	0.95% to 1.80%	241,882	17.09 to 15.78	4,057,102	5.14%	12.24% to 11.28%
2008	0.95% to 1.80%	270,552	15.22 to 14.18	4,056,734	4.67%	3.21% to 2.32%
VP International Fund - Class IV (ACVI4)
2012	0.95% to 1.65%	96,679	15.38 to 14.46	1,443,632	0.72%	19.85% to 19.01%
2011	0.95% to 1.65%	115,080	12.83 to 12.15	1,439,054	1.21%	-13.02% to -13.64%
2010	0.95% to 1.65%	123,221	14.75 to 14.07	1,778,071	2.27%	12.06% to 11.27%
2009	0.95% to 1.65%	145,746	13.17 to 12.65	1,885,079	2.03%	32.36% to 31.42%
2008	0.95% to 1.65%	166,730	9.95 to 9.62	1,636,083	0.64%	-45.47% to -45.86%
Capital & Income Fund (FCI)
2012	1.30%	3,635	118.57	431,016	5.56%	14.90%
2011	1.30%	4,043	103.20	417,231	5.94%	-3.18%
2010	1.30%	4,434	106.59	472,618	6.92%	15.61%
2009	1.30%	4,474	92.20	412,496	8.24%	69.91%
2008	1.30%	4,633	54.26	251,407	7.46%	-32.79%
Equity-Income Fund (FEI)
2012	1.30%	48,465	108.44	5,255,711	2.89%	15.71%
2011	1.30%	53,403	93.72	5,005,078	1.99%	-5.92%
2010	1.30%	57,518	99.62	5,729,677	1.82%	13.63%
2009	1.30%	61,956	87.66	5,431,364	2.08%	27.85%
2008	1.30%	70,057	68.57	4,803,660	2.11%	-42.40%
High Income Portfolio - Initial Class (FHIP)
2012	1.30%	542	36.45	19,753	5.47%	12.74%
2011	1.30%	870	32.33	28,124	6.94%	2.68%
2010	1.30%	870	31.48	27,390	7.93%	12.34%
2009	1.30%	871	28.02	24,408	8.31%	42.09%
2008	1.30%	872	19.72	17,198	9.00%	-25.96%
Magellan Fund (FMG)
2012	1.30%	218,594	28.26	6,177,252	1.36%	16.45%
2011	1.30%	242,476	24.27	5,884,062	0.55%	-12.70%
2010	1.30%	280,361	27.80	7,793,238	0.80%	10.95%
2009	1.30%	317,718	25.05	7,960,286	0.66%	39.30%
2008	1.30%	340,576	17.99	6,125,802	0.14%	-50.06%
Puritan Fund (FPR)
2012	1.30%	132,343	38.23	5,058,816	1.83%	12.30%
2011	1.30%	144,530	34.04	4,919,416	1.85%	-0.63%
2010	1.30%	162,391	34.25	5,562,637	2.25%	12.56%
2009	1.30%	174,283	30.43	5,303,824	2.92%	25.04%
2008	1.30%	192,799	24.34	4,692,229	2.78%	-30.08%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2012	0.95% to 1.65%	119,109	13.33 to 12.54	1,543,414	1.70%	19.30% to 18.46%
2011	0.95% to 1.65%	130,332	11.17 to 10.58	1,421,543	1.13%	-18.17% to -18.75%
2010	0.95% to 1.65%	156,507	13.65 to 13.02	2,098,261	1.22%	11.75% to 10.97%
2009	0.95% to 1.65%	175,129	12.22 to 11.74	2,106,532	1.99%	25.00% to 24.12%
2008	0.95% to 1.65%	192,827	9.77 to 9.46	1,861,786	2.31%	-44.48% to -44.87%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.95% to 1.65%	170,387	15.48 to 14.56	2,565,261	3.01%	17.18% to 16.35%
2011	0.95% to 1.65%	175,889	13.21 to 12.52	2,267,853	1.67%	-11.53% to -12.15%
2010	0.95% to 1.65%	195,587	14.94 to 14.25	2,859,903	1.77%	7.38% to 6.62%
2009	0.95% to 1.65%	231,595	13.91 to 13.36	3,163,292	3.39%	35.89% to 34.93%
2008	0.95% to 1.65%	243,351	10.24 to 9.90	2,453,939	2.52%	-40.96% to -41.38%
Global Securities Fund/VA - Class 4 (OVGS4)
2012	0.95% to 1.90%	298,933	16.20 to 14.90	4,712,644	1.83%	19.80% to 18.65%
2011	0.95% to 1.90%	361,436	13.52 to 12.56	4,779,432	1.04%	-9.36% to -10.23%
2010	0.95% to 1.90%	377,372	14.92 to 13.99	5,522,913	1.24%	14.57% to 13.47%
2009	0.95% to 1.90%	418,147	13.02 to 12.33	5,359,597	1.84%	38.06% to 36.73%
2008	0.95% to 1.90%	450,764	9.43 to 9.02	4,198,500	1.28%	-40.91% to -41.48%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Voyager Fund - Class A (PVF)
2012	0.95% to 1.50%	13,414	$ 15.51 to $ 14.70	$204,498	1.12%	13.30% to 12.67%
2011	0.95% to 1.50%	16,236	13.69 to 13.05	218,814	0.00%	-18.54% to -18.99%
2010	0.95% to 1.60%	14,066	16.81 to 15.98	232,746	0.43%	19.46% to 18.68%
2009	0.95% to 1.60%	11,311	14.07 to 13.47	157,004	1.79%	62.42% to 61.36%
2008	0.95% to 1.50%	5,382	8.66 to 8.39	46,036	0.00%	-37.58% to -37.93%
Dynamics Fund - Investor Class (IDF)
2012	0.95% to 1.65%	287,119	7.78 to 7.11	3,399,521	0.93%	11.83% to 11.04%
2011	0.95% to 1.65%	355,806	6.96 to 6.40	3,663,275	2.68%	-5.31% to -5.97%
2010	0.95% to 1.65%	356,879	7.35 to 6.81	3,933,835	0.00%	22.29% to 21.43%
2009	0.95% to 1.65%	414,502	6.01 to 5.61	3,660,750	0.00%	41.51% to 40.51%
2008	0.95% to 1.65%	466,348	4.25 to 3.99	2,857,187	0.00%	-47.57% to -47.94%
Putnam International Equity Fund - Class A (PUIGA)
2012	1.45% to 1.50%	265	15.77 to 15.69	4,179	1.05%	19.96% to 19.90%
2011	1.45% to 1.50%	265	13.15 to 13.09	3,484	4.87%	-16.76% to -16.80%
2010	1.45% to 1.50%	265	15.79 to 15.73	4,185	2.24%	8.50% to 8.44%
2009	1.45% to 1.50%	265	14.56 to 14.51	3,857	2.66%	23.45% to 23.39%
2008	1.45% to 1.50%	265	11.79 to 11.76	3,125	0.00%	-45.64% to -45.67%
Virtus Balanced Fund - Class A (PBF)
2012	1.30%	39,829	24.71	984,015	1.35%	10.63%
2011	1.30%	32,704	22.33	730,325	1.61%	0.16%
2010	1.30%	30,840	22.29	687,576	1.77%	10.37%
2009	1.30%	33,587	20.20	678,463	2.50%	21.77%
2008	1.30%	32,819	16.59	544,406	2.82%	-26.81%
Advisors Small Cap Fund - Class A (WRASCA)
2012	0.95% to 1.60%	30,231	21.53 to 20.20	638,151	0.00%	14.07% to 13.32%
2011	0.95% to 1.60%	39,469	18.87 to 17.83	733,794	0.00%	-6.39% to -7.00%
2010	0.95% to 1.60%	36,223	20.16 to 19.17	719,153	0.00%	34.65% to 33.77%
2009	0.95% to 1.60%	17,748	14.97 to 14.33	261,564	0.00%	41.61% to 40.68%
2008	0.95% to 1.60%	16,298	10.57 to 10.19	169,941	0.00%	-38.30% to -38.70%
Advantage Common Stock Fund - Investor Class (SCS)
2012	0.95% to 1.90%	95,925	19.51 to 17.27	2,347,964	0.00%	17.15% to 16.03%
2011	0.95% to 1.90%	110,822	16.66 to 14.88	2,298,734	0.00%	-3.40% to -4.33%
2010	0.95% to 1.90%	129,509	17.24 to 15.56	2,797,735	0.00%	23.71% to 22.52%
2009	0.95% to 1.90%	147,479	13.94 to 12.70	2,542,019	0.13%	39.94% to 38.60%
2008	0.95% to 1.90%	175,388	9.96 to 9.16	2,153,047	0.00%	-35.54% to -36.16%
Advantage Funds(R) - Enterprise Fund - Investor Class (SE)
2012	0.95% to 1.50%	12,484	12.29 to 12.20	152,765	0.00%	14.36% to 13.73%
2011	0.95% to 1.50%	17,678	10.74 to 10.72	189,679	0.00%	7.44% to 7.23%	****
Advantage Growth Fund - Investor Class (SGR)
2012	0.95% to 1.50%	46,200	21.35 to 20.29	963,531	0.00%	15.45% to 14.81%
2011	0.95% to 1.50%	52,250	18.49 to 17.67	946,938	0.00%	6.86% to 6.27%
2010	0.95% to 1.50%	38,693	17.31 to 16.63	655,129	0.00%	24.95% to 24.25%
2009	0.95% to 1.50%	39,201	13.85 to 13.38	532,935	0.00%	45.93% to 45.12%
2008	0.95% to 1.60%	46,687	9.49 to 9.17	437,411	0.00%	-41.02% to -41.40%
Advantage - Large Cap Core - Investor Class (WFLCCI)
2012	0.95% to 1.45%	3,176	13.36 to 13.20	42,214	0.34%	15.46% to 14.88%
2011	0.95% to 1.60%	8,506	11.57 to 11.46	98,073	0.52%	-1.07% to -1.72%
2010	0.95% to 1.60%	9,306	11.70 to 11.66	108,736	0.37%	16.98% to 16.63%	****
Advantage Large Cap Growth Fund - Investor Class (STR)
2012	1.30%	55,062	30.14	1,659,528	0.00%	11.03%
2011	1.30%	54,404	27.15	1,476,856	0.00%	1.56%
2010	1.30%	59,749	26.73	1,596,983	0.00%	15.24%
2009	1.30%	63,733	23.19	1,478,149	0.08%	34.69%
2008	1.30%	61,544	17.22	1,059,719	0.00%	-39.62%
Equity Value Fund - Administrative Class (WFEVAD)
2012	1.30%	55,010	12.01	660,879	1.51%	15.68%
2011	1.30%	63,766	10.39	662,236	0.49%	3.85%	****
Emerging Leaders Fund (obsolete) (DEL)
2010	1.20% to 1.25%	1,007	10.35 to 10.29	10,409	0.02%	27.34% to 27.28%
2009	1.20% to 1.25%	1,006	8.13 to 8.09	8,159	0.21%	20.37% to 20.31%
2008	1.20% to 1.25%	1,006	6.75 to 6.72	6,779	0.31%	-40.12% to -40.15%
Champion Income Fund - Class A (obsolete) (OCHI)
2011	0.95% to 1.45%	112,498	3.66 to 3.50	410,080	7.92%	-3.34% to -3.82%
2010	0.95% to 1.45%	16,640	3.79 to 3.64	61,231	9.74%	12.73% to 12.16%
2009	0.95% to 1.45%	21,838	3.36 to 3.25	71,469	10.01%	19.15% to 18.55%
2008	0.95% to 1.45%	20,984	2.82 to 2.74	58,206	9.04%	-78.71% to -78.82%
Advantage Funds(R) - Large Company Core Fund - Investor Class (obsolete) (SGI)
2009	0.95% to 1.60%	17,526	6.62 to 6.23	113,643	0.53%	37.61% to 36.70%
2008	0.95% to 1.60%	20,927	4.81 to 4.56	98,538	0.89%	-39.88% to -40.27%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (obsolete) (WFMCGZ)
2010	0.95% to 1.50%	14,359	$ 14.66 to $ 14.20	$206,183	0.00%	19.69% to 19.03%
2009	0.95% to 1.50%	23,273	12.24 to 11.93	281,446	0.00%	52.55% to 51.70%
2008	0.95% to 1.50%	21,653	8.03 to 7.86	172,174	0.00%	-45.52% to -45.82%
Basic Balanced Fund - Investor Class (obsolete) (ABBLI)
2010	0.95% to 2.05%	10,213	9.90 to 9.31	99,144	1.19%	6.81% to 5.62%
2009	0.95% to 2.05%	14,367	9.27 to 8.82	131,483	1.90%	33.47% to 31.98%
2008	0.95% to 2.05%	9,970	6.94 to 6.68	68,314	3.27%	-39.30% to -39.98%
Delchester Fund - Institutional Class (obsolete) (DBF)
2008	1.30%	30,808	12.48	384,544	8.47%	-27.19%
Equity Income Fund - Class I (obsolete) (EIG)
2010	1.30%	28,914	25.65	741,586	1.06%	12.30%
2009	1.30%	30,885	22.84	705,382	1.27%	24.68%
2008	1.30%	32,482	18.32	594,984	1.63%	-35.63%
Global Fixed Income Fund - Common Class (obsolete) (WPGF)
2008	1.30%	55,748	15.57	868,048	7.28%	-0.55%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 1.50%	17,226	9.17 to 8.80	154,660	2.77%	-26.26% to -26.67%
Janus Adviser Series - Balanced Fund - Class S (obsolete) (JABR)
2008	0.95% to 1.65%	109,127	11.08 to 10.45	1,192,486	2.09%	-15.63% to -16.22%
Janus Adviser Series - International Growth Fund - Class S (obsolete) (JAIGR)
2008	1.20% to 1.50%	4,368	9.21 to 8.98	40,083	3.43%	-49.63% to -49.78%
Janus Adviser Series - Worldwide Fund - Class S (obsolete) (JAWGR)
2008	0.95% to 1.90%	52,632	4.60 to 4.24	236,991	0.57%	-45.23% to -45.75%
Large Cap Blend Fund - Common Class (obsolete) (CSLCBC)
2010	1.30%	153,595	10.62	1,631,092	0.31%	6.19%	****
Mid-Cap Core Fund - Common Class (obsolete) (WPEG)
2009	1.30%	108,609	14.06	1,527,404	0.76%	33.80%
2008	1.30%	118,749	10.51	1,248,174	0.72%	-38.99%
Nationwide Large Cap Value Fund - Class A (obsolete) (PRLVA)
2010	0.95% to 1.65%	109,173	13.84 to 12.83	1,442,584	0.59%	11.20% to 10.41%
2009	0.95% to 1.65%	122,770	12.45 to 11.62	1,463,405	1.25%	17.39% to 16.56%
2008	0.95% to 1.65%	138,197	10.60 to 9.97	1,413,338	1.47%	-34.78% to -35.24%
Value Opportunities Fund - Class A (obsolete) (NVOA)
2008	0.95% to 1.60%	13,461	10.12 to 9.58	134,464	0.22%	-36.46% to -36.87%
Van Kampen Real Estate Securities Fund - Class A (obsolete) (VKRES)
2010	0.95% to 1.90%	43,139	21.27 to 19.76	900,144	1.13%	23.57% to 22.38%
2009	0.95% to 1.90%	52,866	17.22 to 16.14	896,072	1.75%	27.29% to 26.07%
2008	0.95% to 1.90%	62,570	13.53 to 12.81	837,040	1.46%	-39.22% to -39.81%

2012	Reserves for annuity contracts in payout phase:			1,201
2012	Contract owners equity:			$199,400,854
2011	Reserves for annuity contracts in payout phase:			1,138
2011	Contract owners equity:			$195,852,523
2010	Reserves for annuity contracts in payout phase:			1,327
2010	Contract owners equity:			$225,817,512
2009	Reserves for annuity contracts in payout phase:			44,895
2009	Contract owners equity:			$226,799,748
2008	Reserves for annuity contracts in payout phase:			36,699
2008	Contract owners equity:			$197,657,447

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP

Columbus, Ohio

March 1, 2013

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$1,670	$1,506	$1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2

Total revenues	$4,456	$2,208	$3,254

Benefits and expenses
Interest credited to policyholder account values	$1,038	$1,033	$1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722

Total benefits and expenses	$3,757	$3,057	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$699	$(849)	$171
Federal income tax expense (benefit)	99	(427)	12

Net income (loss)	$600	$(422)	$159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)

Net income (loss) attributable to Nationwide Life Insurance Company	$661	$(366)	$219

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$600	$(422)	$159

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18

Total other comprehensive income, net of tax	$566	$329	$618

Total comprehensive income (loss)	$1,166	$(93)	$777

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$1,227	$(37)	$837

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$31,811	$29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586

Total investments	$40,291	$37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194

Total assets	$120,170	$111,986

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,154	$35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194

Total liabilities	$113,439	$106,444

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686

Total shareholder’s equity	$6,384	$5,197
Noncontrolling interest	347	345

Total equity	$6,731	$5,542

Total liabilities and equity	$120,170	$111,986

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2009	$4	$1,718	$3,510	$(266)	$4,966	$351	$5,317
Cumulative effect of adoption of accounting principle	$—	$—	$(565)	$(4)	$(569)	$—	$(569)

Adjusted balance as of December 31, 2009	$4	$1,718	$2,945	$(270)	$4,397	$351	$4,748
Cumulative effect of adoption of accounting principle	—	—	(9)	9	—	46	46
Comprehensive income (loss):
Net income (loss)	—	—	219	—	219	(60)	159
Other comprehensive income	—	—	—	618	618	—	618

Total comprehensive income (loss)	—	—	219	618	837	(60)	777
Change in noncontrolling interest	—	—	—	—	—	18	18

Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$600	$(422)	$159
Adjustments to net income (loss):
Net realized investment (gains) losses	(350)	1,609	236
Net other-than-temporary impairment losses recognized in earnings	31	67	220
Interest credited to policyholder account values	1,038	1,033	1,056
Capitalization of deferred policy acquisition costs	(470)	(604)	(501)
Amortization of deferred policy acquisition costs	575	65	299
Amortization and depreciation	80	48	(2)
Deferred tax expense (benefit)	243	(482)	103
Changes in:
Policy liabilities	(548)	(608)	(579)
Derivatives, net	(490)	(364)	(254)
Other, net	(84)	(265)	(51)

Net cash provided by operating activities	$625	$77	$686

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$2,909	$2,705	$3,251
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Purchases of available-for-sale securities	(5,167)	(6,176)	(5,910)
Proceeds from repayments of mortgage loans	1,048	1,124	996
Issuance and purchases of mortgage loans	(1,114)	(751)	(373)
Net decrease (increase) in short-term investments	98	(61)	(44)
Collateral (paid) received, net	(208)	359	(23)
Other, net	(12)	104	(29)

Net cash (used in) provided by investing activities	$(1,650)	$(1,111)	$36

Cash flows from financing activities:
Net change in short-term debt	$(477)	$477	$150
Proceeds from issuance of long-term debt	13	13	272
Cash dividend paid to Nationwide Financial Services, Inc.	(40)	—	—
Investment and universal life insurance product deposits	5,566	5,314	4,540
Investment and universal life insurance product withdrawals	(4,063)	(5,024)	(5,405)
Other, net	39	(34)	9

Net cash provided by (used in) financing activities	$1,038	$746	$(434)

Net increase (decrease) in cash and cash equivalents	$13	$(288)	$288
Cash and cash equivalents, beginning of period	49	337	49

Cash and cash equivalents, end of period	$62	$49	$337

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC”, or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2012 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and Nationwide Investment Services Corporation (“NISC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets[1]	$4,348	$4,590	$242
Other liabilities[1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income[2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent Events

The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no -lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states and political subdivisions	1,722	281	1	2,002
Debt securities issued by foreign governments	98	20	—	118
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Collateralized debt obligations	393	28	86	335
Other asset-backed securities	140	17	1	156

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,394	$1,433
Due after one year through five years	7,316	7,993
Due after five years through ten years	8,295	9,283
Due after ten years	5,659	6,607

Subtotal	$22,664	$25,316
Residential mortgage-backed securities	4,506	4,667
Commercial mortgage-backed securities	1,219	1,337
Collateralized debt obligations	393	335
Other asset-backed securities	140	156

Total fixed maturity securities	$28,922	$31,811

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,894	$1,725
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(4)	(8)

Net unrealized gains on available-for-sale securities, before adjustments and taxes	$2,890	$1,717
Adjustment to DAC and VOBA[1]	(482)	(347)
Adjustment to future policy benefits and claims	(295)	(183)
Adjustment to policyholder dividend obligation	(177)	(132)
Deferred federal income tax expense	(672)	(362)

Net unrealized gains on available-for-sale securities	$1,264	$693

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$693	$376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	178	(11)
Net adjustments to DAC and VOBA[2]	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)

Change in unrealized gains on available-for-sale securities	$568	$299

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)

Change in net unrealized gains on available-for-sale securities	$571	$317

Balance at end of year	$1,264	$693

[1]	The non-credit portion of other-than-temporary impairments was $(48) million and $(226) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Collateralized debt obligations	27	1	5	151	85	36	178	86	41
Other asset-backed securities	326	4	23	296	32	46	622	36	69

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

December 31, 2011
Fixed maturity securities:
Corporate public securities	$1,460	$62	150	$309	$49	54	$1,769	$111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	501	15	54	357	48	53	858	63	107

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$18	$85	$103	$83	$158	$241
Less than 80.0%
Residential mortgage-backed securities	—	50	50	—	191	191
Collateralized debt obligations	—	72	72	1	121	122
Other	—	36	36	5	52	57

Total	$18	$243	$261	$89	$522	$611

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$5,820	$5,672
Loans with specific reserves	51	136

Total amortized cost	$5,871	$5,808
Valuation allowance:
Non-specific reserves	$33	$33
Specific reserves	11	27

Total valuation allowance	$44	$60

Mortgage loans, net of allowance	$5,827	$5,748

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$60	$96
Current period provision	1	25
Recoveries[1]	(15)	(7)
Charge offs and other	(2)	(54)

Balance at end of year	$44	$60

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$13	$26	$12	$—	$—	$51
Specific reserves	(2)	(7)	(2)	—	—	$(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$—	$40

December 31, 2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	(27)

Carrying value of impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$9	$20	$11	$—	$34	$74
Interest income recognized	$1	$2	$1	$—	$6	$10
December 31, 2011
Average recorded investment	$7	$33	$23	$10	$91	$164
Interest income recognized	$1	$5	$3	$—	$8	$17

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Warehouse	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted-average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

December 31, 2011:
Apartment	$805	$245	$89	$1,139	$1,112	$23	$4	$1,139
Warehouse	1,015	123	149	1,287	1,153	53	81	1,287
Office	595	104	76	775	656	69	50	775
Retail	1,878	220	147	2,245	2,074	104	67	2,245
Other	172	63	127	362	284	11	67	362

Total	$4,465	$755	$588	$5,808	$5,279	$260	$269	$5,808

Weighted-average DSC ratio	1.77	1.29	1.15	1.64	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	68%	81%	89%	69%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Securities Lending

The fair value of loaned securities was $130 million and $103 million as of December 31, 2012 and 2011, respectively. The Company received $133 million and $105 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit and Pledged as Collateral

Available-for-sale securities with a carrying value of $9 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. Additionally, available-for-sale securities with a carrying value of $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other financing agreements as of December 31, 2012. The Company had no amount pledged as collateral as of December 31, 2011. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $859 million and $796 million in Tax Credit Funds to unrelated third parties as of December 31, 2012 and 2011, respectively. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. The Company held immaterial reserves on these transactions as of December 31, 2012 and 2011. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $288 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $347 million and $345 million as of December 31, 2012 and 2011, respectively, which was composed primarily of other long-term investments of $348 million and $310 million as of December 31, 2012 and 2011, respectively. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two Tax Credit Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the Tax Credit funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

Unconsolidated VIEs

In addition to the consolidated VIEs described above, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $222 million and $220 million as of December 31, 2012 and 2011, respectively. In addition, the Company has made commitments for further investments in these VIEs of $66 million and $131 million as of December 31, 2012 and 2011, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$1,506	$1,502	$1,474
Mortgage loans	366	370	396
Policy loans	53	56	55
Other	(45)	(34)	(41)

Gross investment income	$1,880	$1,894	$1,884

Investment expenses	55	50	59

Net investment income	$1,825	$1,844	$1,825

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Net derivative gains (losses)	$314	$(1,636)	$(385)
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16

Net realized investment gains (losses)	$350	$(1,609)	$(236)

Proceeds from the sale of available-for-sale securities were $796 million, $1.6 billion and $2.2 billion during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $47 million, $50 million and $172 million and gross losses of $20 million, $39 million and $17 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$68	$(36)	$32
Mortgage loans	(14)	—	(14)
Other	13	—	13

Other-than-temporary impairment losses	$67	$(36)	$31

December 31, 2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

December 31, 2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

The following table summarizes cumulative credit losses, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative credit loss at beginning of year[1]	$328	$340	$417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent	—	—	(22)

Cumulative credit loss at end of year[1]	$289	$328	$340

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps and futures. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management. The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain liabilities and

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to economically hedge certain guaranteed benefit obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to economically hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps and futures are used to economically hedge foreign currency-denominated assets and liabilities and

•	credit default swaps are used to either buy or sell credit protection on a specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2012 and 2011, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total Return Swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,955
Equity contracts	1,004	7,162	—	—
Total Return Swaps	10	892	37	2,409
Other derivative contracts	1	13	7	17

Total derivative positions[1]	$3,208	$29,944	$2,215	$23,691

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s derivative positions, primarily offset by master netting agreements and collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held cash collateral from derivative counterparties of $798 million and $1.0 billion, respectively. The Company did not hold securities as off-balance sheet collateral as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had posted cash collateral of $228 million and $223 million, respectively, and pledged securities with a fair value of $148 million and $152 million, respectively, with derivative counterparties.

The fair value of embedded derivatives on life and annuity programs was $748 million and $1.9 billion as of December 31, 2012 and 2011, respectively, which is included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Derivatives designated and qualifying as hedging instruments	$(1)	$(4)	$(9)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(125)	$(44)	$(39)
Equity contracts	(665)	(45)	(389)
Total return swaps	(343)	(17)	(136)
Other derivative contracts	(1)	(6)	(20)
Net interest settlements	53	34	16

Total derivative losses[1]	$(1,082)	$(82)	$(577)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94

Change in embedded derivative liabilities and related fees	$1,396	$(1,554)	$192

Net realized derivative gains (losses)	$314	$(1,636)	$(385)

[1]

Included in total derivative losses are economic hedging losses of $827 million, gains of $1.0 billion, and losses of $347 million related to the guaranteed benefit annuity programs for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]

As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on guaranteed benefit annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 includes updated assumptions in lapse, mortality, withdrawal behavior and benefit utilization. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2011 includes updated assumptions in lapse, mortality and withdrawal behavior. Refer to Note 2 for further discussion of the annual review of DAC model assumptions.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value[2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets[3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities[3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2012, 2011 and 2010. As of the 2012, 2011 and 2010 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2012 and 2011 have not been previously impaired.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Liabilities:
Future policyholder benefits	$1,732	$1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26

Total liabilities	$2,128	$2,113

Assets:
Fixed maturity securities, available-for-sale	$1,511	$1,424
Mortgage loans, net of allowance	183	210
Policy loans	164	170
Other assets	77	105

Total assets	$1,935	$1,909

Excess of reported liabilities over assets	193	204

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$45	$42
Adjustment to policyholder dividend obligation	(45)	(42)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$193	$204

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,511	$1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)

Net unrealized appreciation	$—	$—

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Revenues:
Premiums	$73	$77	$83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)

Total revenues	$167	$175	$180

Benefits and expenses:
Policy and contract benefits	$134	$145	$131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1

Total benefits and expenses	$150	$158	$162

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$204	$215	$227
Change during period	(11)	(11)	(12)

End of period	$193	$204	$215

Cumulative closed block earnings from inception through December 31, 2012, 2011 and 2010 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $21 million, $23 million and $31 million as of December 31, 2012, 2011 and 2010, respectively.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 21, 2013. The Company had $10.2 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2012. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2012 and 2011.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. LIBOR plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. As of December 31, 2012, the agreement was cancelled with no outstanding balance.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2012 and 2011.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2012 and 2011.

The amount of interest paid on short-term debt was $6 million in 2012, $5 million in 2011 and immaterial in 2010.

(12)	Long-Term Debt

The following table summarizes long-term debt, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	297	285
Other	41	6

Total long-term debt	$1,038	$991

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note totaling $10 million and $9 million for the years ending December 31, 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2012, 2011 and 2010. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax (benefit) expense	$(144)	$55	$(91)
Deferred tax expense (benefit)	243	(482)	103

Total tax expense (benefit)	$99	$(427)	$12

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$245	35%	$(297)	35%	$59	35%
Dividends received deduction	(75)	(11)%	(99)	12%	(50)	(29)%
Impact of noncontrolling interest	21	3%	20	(3)%	21	12%
Tax credits	(85)	(12)%	(30)	3%	(27)	(16)%
Change in tax contingency reserve	(4)	(1)%	(15)	2%	(5)	(3)%
Other, net	(3)	(1)%	(6)	1%	14	8%

Total	$99	14%	$(427)	50%	$12	7%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable was $61 million and $16 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes (refunded) paid were $(95) million, $121 million, and $(35) million for the years ended December 31, 2012, 2011, and 2010, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

No material changes in estimated income tax expense were recorded in 2012 or 2010. During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (“DRD”).

As of December 31, 2012, the Company has $87 million in low-income-housing credit carryforwards, which expire between 2024 and 2032, and $169 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company has $32 million in foreign tax credit carryforwards which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax (liability) asset included in other assets in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$1,295	$1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330

Gross deferred tax assets	$2,155	$2,282
Valuation allowance	(18)	(18)

Net deferred tax assets	$2,137	$2,264

Deferred tax liabilities:
Deferred policy acquisition costs	$(874)	$(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)

Gross deferred tax liabilities	$(2,451)	$(2,037)

Net deferred tax (liability) asset	$(314)	$227

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million as of December 31, 2012 and 2011. There was no change in valuation allowance for the year ended December 31, 2012 or 2010, while there was a change of $6 million for the year ended December 31, 2011. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$76	$119	$95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25	—	19
Reductions for prior years tax positions	(63)	(52)	(13)

Balance at end of period	$36	$76	$119

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. During the year ended December 31, 2011 and 2010, NLIC did not pay any dividends to NFS. As of January 1, 2013, NLIC has the ability to pay dividends to NFS totaling $724 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $283 million, $241 million and $250 million, respectively.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.2 billion and $3.0 billion as of December 31, 2012 and 2011, respectively. Total revenues from these contracts were $140 million, $148 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $113 million, $122 million and $115 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011 and 2010, the Company made lease payments to NMIC of $15 million, $14 million and $20 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2012, 2011 and 2010 were $161 million, $203 million and $209 million, respectively, while benefits, claims and expenses ceded during these years were $167 million, $212 million and $241 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $45.0 billion and $39.7 billion, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $144 million, $129 million and $103 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $854 million and $994 million as of December 31, 2012 and 2011, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2012, 2011 and 2010 were $54 million, $64 million and $61 million, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million to NMIC. The sale resulted in a net realized loss of $5 million in 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2012 and 2011, the Company had notes receivable outstanding of $126 million and $148 million, respectively.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. The Company has until March 29, 2013 to file a notice of appeal. The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. NMIC and NLIC filed a motion to dismiss. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. On January 30, 2012, plaintiffs filed their appeal. On October 24, 2012, the Court of Appeals affirmed the dismissal. On November 9, 2012, plaintiffs filed a petition for rehearing en banc. On December 14, 2012, the Court of Appeals denied the petition for rehearing. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. NMIC and NLIC have filed an opposition memorandum.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action suit in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008 the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and answers of defendants are due on March 5, 2013.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$890	$832	$808
Assumed	—	—	5
Ceded	(255)	(301)	(329)

Net	$635	$531	$484

Life, accident and health insurance in force
Direct	$216,002	$209,732	$208,920
Assumed	5	5	10
Ceded	(59,895)	(60,499)	(64,755)

Net	$156,112	$149,238	$144,175

Total amounts recoverable under reinsurance contracts totaled $684 million, $704 million and $739 million as of December 31, 2012, 2011 and 2010, respectively.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; and fixed universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment; other-than-temporary impairment losses and other revenues and expenses not allocated to other segments.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	301	—	635
Net investment income	551	736	536	2	1,825
Non-operating net realized investment gains[1]	—	—	—	459	459
Other-than-temporary impairment losses	—	—	—	(31)	(31)
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,514	$452	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	615	17	1,227
Policyholder dividends	—	—	54	—	54
Amortization of DAC	185	14	150	226	575
Interest expense	—	—	—	68	68
Other operating expenses	285	163	255	92	795

Total benefits and expenses	$1,440	$634	$1,273	$410	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$241	$42	$699

Less: non-operating net realized investment gains[1]	—	—	—	(459)
Less: non-operating net other-than-temporary impairment losses	—	—	—	31
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$241	$(82)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses[1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Interest expense	—	—	—	70	70
Other operating expenses	269	166	238	87	760

Total benefits and expenses	$1,199	$618	$1,176	$64	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$283	$(1,609)	$(849)

Less: non-operating net realized investment losses[1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$283	$(55)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2010[3]
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses[1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues[2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	192	9	136	(38)	299
Interest expense	—	—	—	55	55
Other operating expenses	244	165	237	76	722

Total benefits and expenses	$1,181	$598	$1,174	$130	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$161	$191	$263	$(444)	$171

Less: non-operating net realized investment gains[1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(48)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$161	$191	$263	$(35)

Assets as of year end	$52,786	$25,502	$22,434	$5,828	$106,550

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$597	$597
Obligations of states and political subdivisions	1,722	2,002	2,002
Debt securities issued by foreign governments	98	118	118
Public utilities	2,374	2,684	2,684
All other corporate	24,252	26,410	26,410

Total fixed maturity securities, available-for-sale	$28,922	$31,811	$31,811

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$5	$8	$8
Nonredeemable preferred stocks	10	12	12

Total equity securities, available-for-sale	$15	$20	$20

Trading assets	49	54	54
Mortgage loans, net of allowance	5,871		5,827	[1]
Policy loans	980		980
Other investments	565		565
Short-term investments	1,034		1,034

Total investments	$37,436		$40,291

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

2010
IPS - Annuity	$1,761	$10,541			$209
Retirement Plans	172	11,874			—
IPS - Life and NBSG	1,354	9,163			275
Corporate and Other	(162)	1,098			—

Total	$3,125	$32,676			$484

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

2010
IPS - Annuity	$569	$745	$192	$244
Retirement Plans	691	424	9	165
IPS - Life and NBSG	510	801	136	237
Corporate and Other	55	37	(38)	131

Total	$1,825	$2,007	$299	$777

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	The 2011 and 2010 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance [1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010

Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011, and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60
2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b) Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant *
(2)	Not Applicable
(3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter**
(4)	The form of the variable annuity contract*
(5)	Variable Annuity Application*
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable
(8)	Form of Participation Agreements –
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

(4)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"
(5)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"
(6)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"
The following Fund Participation Agreements were previously filed on April 27, 2011 with post effective amendment number 55 of registration statement (002-58043) under Exhibit 8 and are hereby incorporated by reference.
(7)	Fund Participation Agreement with Aberdeen Fund Distributors LLC, dated June 17, 2008, under document "aberdeenfpa.htm"
(8)	Financial Support Agreement with AIM Distributors, Inc., dated January 1, 2005, under document "invescofpa.htm"
(9)	Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, under document "americancenturyfpa.htm"
(10)	Fund Participation Agreement with Delaware Service Company, Inc. and Delaware Distributors, L.P., dated July 1, 2004, under document "delawareretailfpa"
(11)	Restated Service Agreement with the Dreyfus Corporation and Dreyfus Service Corporation, dated June 1, 2003, under document "dreyfusfpa.htm"
(12)	Dealer Agreement with Federated Securities Corp., dated October 26, 2006, under document "federatedfpa.htm"
(13)	Fund Participation Agreement with Fidelity Distributors Corporation, dated September 1, 1992, under document "fidelityfpa.htm"
(14)	Master Shareholder Services Agreement with Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC, dated October 7, 2007, under document "franklintempletonfpa.htm"
(15)	Fund Participation Agreement with Gartmore Mutual Fund Capital Trust, Gartmore Morley Capital Management, Inc., Gartmore Distribution Services, Inc. and Gartmore Mutual Funds, dated October 1, 2002, under document "nationwidefpa.htm"
(16)	Fund Participation Agreement with Janus Distributors LLC and Janus Services LLC, dated July 23, 2009, under document "janusfpa.htm"
(17)	Fund Participation Agreement with Lazard Asset Management, LLC and Lazard Asset Management Securities LLC, dated May 3, 2006, under document "lazardretailfpa.htm"
(18)	Administrative Services Agreement with Neuberger Berman Management Inc., dated January 1, 2006, under document "neubergerbermanfpa.htm"
(19)	Retirement Plan Service Provider Agreement with OppenheimerFunds, Distributor, Inc., OppenheimerFunds, Inc. and OppenheimerFunds Services, dated February 27, 2009, under document "oppenheimerfpa.htm"
(20)	Fund Participation Agreement with Phoenix Equity Planning Corporation, dated March 7, 2007, under document "virtusfpa.htm"
(21)	Fund Participation Agreement with Wells Fargo Funds Management, LLC and Wells Fargo Funds Trust, dated July 1, 2003, under document "wellsfargofpa.htm"
(9)	Opinion of Counsel*
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney – Attached hereto.
*Filed previously with this Registration Statement (1933 act File No. 2–58043) and hereby incorporated by reference.
**Filed previously with Post-Effective Amendment No. 36 to the Registration Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 6,286 and 0 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 26, 2013.
Nationwide Variable Account
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 26, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact